HARRIS
                        INSIGHT(REGISTRATION MARK) FUNDS

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1998

                                     HARRIS
                        INSIGHT(REGISTRATION MARK) FUNDS
                             (LOGO GRAPHIC OMITTED)

             POWERFUL INSIGHT. SOLID INVESTMENTS.(REGISTRATION MARK)

            ---------------------------------------------------------
           | NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE |
            ---------------------------------------------------------

                             LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER:

We are pleased to report to you results for the Harris Insight Funds for the six-month period ended June 30, 1998.

Within this Semi-annual Report you will find Harris Investment Management's review of the fixed income and equity markets during the first half of the year, as well as their outlook for the markets and the economy for the balance of 1998.

HARRIS INSIGHT FUNDS PERFORM

A number of the Harris Insight Funds posted solid performance results for the first six months of 1998, in continuation of the excellent performance turned in by these Funds during 1997.

For the year ended June 30, 1998, Lipper Analytical Services, Inc., a well-regarded independent research firm that compiles performance data on mutual funds, ranked the Harris Insight Equity Income Fund within the top four percent of equity income funds based on total return. The Retail (Class A) shares ranked 10th out of 204 funds and the Institutional shares ranked 8th out of 204 funds. It should be noted that past performance is not a guarantee of future results. In addition, certain Funds received recognition for their performance during the first half of the year from national publications including THE WALL STREET JOURNAL (for example on Wednesday, April 22). (FOR MORE DETAILED PERFORMANCE INFORMATION ON THE FUNDS, PLEASE CALL 1-800-982-8782.)

Harris Investment Management, Inc., the Funds' portfolio management agent, utilizes a disciplined investment process to identify the most attractive securities for each Harris Insight Fund. We believe this disciplined approach helps set the Harris Insight Funds apart, especially within the current equity market environment, where higher valuations may make it increasingly difficult to find the best buying opportunities for certain Funds.

NEW PROGRAM AVAILABLE TO SHAREHOLDERS

We are very excited to announce a new program available to Harris Insight Funds' shareholders.

In June of this year, the Harris Insight Funds joined with Sage Scholars, Inc., a Philadelphia-based educational consulting firm, to offer a unique program exclusively for Harris Insight Funds shareholders. This program enables Fund shareholders to help their families meet the rising costs of college education by earning tuition reduction rewards at over 100 participating private colleges and universities. The program is open

                             LETTER TO SHAREHOLDERS
                                   (CONTINUED)

to all shareholders and can be utilized for any child, from birth through one year prior to college admission. The balances in designated Harris Insight Funds' accounts determine the amount of tuition reduction, and students can receive up to one year of tuition free or a tuition reduction of $13,800 over four years (whichever is less). For more information about the program, we encourage you to call 1-800-982-8782.

As always, we welcome your comments and suggestions as to how we can best serve your needs now and in the future. We appreciate the confidence you have placed in the Harris Insight Funds and thank you for investing with us.

Sincerely,

/s/  GEORGE A. RIO
GEORGE A. RIO
PRESIDENT, TREASURER AND CHIEF FINANCIAL OFFICER
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS


INVESTMENT ADVISER:          HARRIS TRUST AND SAVINGS BANK
PORTFOLIO MANAGEMENT AGENT:  HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                 FUNDS DISTRIBUTOR, INC.

                                TABLE OF CONTENTS

                        LETTER TO SHAREHOLDERS        PAGE 1

                        THE MARKET ENVIRONMENT
                               Economic Review        PAGE 4
                   Fixed Income Markets Review        PAGE 6
                         Equity Markets Review        PAGE 7

                       STATEMENT OF NET ASSETS
                           MONEY MARKET FUNDS:
                  Government Money Market Fund        PAGE 8
                             Money Market Fund        PAGE 9-10
                  Tax-Exempt Money Market Fund        PAGE 11-16

                           FIXED INCOME FUNDS:
                  Short/Intermediate Bond Fund        PAGE 17-20
                                     Bond Fund        PAGE 21-24
             Intermediate Government Bond Fund        PAGE 25-26
             Intermediate Tax-Exempt Bond Fund        PAGE 27-29
                          Tax-Exempt Bond Fund        PAGE 30-32
                   Convertible Securities Fund        PAGE 33-35

                                  EQUITY FUNDS
                                   Equity Fund        PAGE 36-37
                            Equity Income Fund        PAGE 38-39
                                   Growth Fund        PAGE 40-41
                    Small-Cap Opportunity Fund        PAGE 42-45
                          Small-Cap Value Fund        PAGE 46-47
                                    Index Fund        PAGE 48-53
                                 Balanced Fund        PAGE 54-58
                            International Fund        PAGE 59-61
                         Emerging Markets Fund        PAGE 62-63

                      STATEMENTS OF OPERATIONS        PAGE 64-65

           STATEMENTS OF CHANGES IN NET ASSETS        PAGE 66-69

STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY       PAGE 70-75

                          FINANCIAL HIGHLIGHTS        PAGE 76-83

                 NOTES TO FINANCIAL STATEMENTS        PAGE 84-93

                             THE MARKET ENVIRONMENT

                                 ECONOMIC REVIEW

                                  JUNE 30, 1998

At mid-year, the world economy is faced with widely differing economic conditions. Asia is in various stages of recession/depression and Eastern Europe and Latin America are slowing rapidly. At the same time, Western Europe and the U.S. appear to be on sound footing.

STEADY U.S. ECONOMIC GROWTH SHOULD CONTINUE

U. S. growth, while likely to slow from its recent pace, is still likely to maintain a 2% rate of expansion during the second half of 1998. The reasons for this forecast include continuing problems in Asia coupled with a slowdown in capital spending growth. However, countering these negative effects is an almost perfect consumer environment. Lower interest rates have permitted homeowners to refinance their mortgages, "real" incomes are rising and lower energy prices are boosting discretionary income. Therefore, in the foreseeable future, any slowing in U.S. growth is expected to be modest.

ASIAN PROBLEMS A BRAKE ON U.S. AND EUROPE ECONOMIES

Asia's problems can be expected to continue for some time, as both Japan and the Southeast Asian countries struggle to revive their economies. At this time, President Clinton has just completed his trip to China following his administration's attempt to offer constructive advice to Japan regarding how to stimulate its economy. In the wake of the recent election losses of Japan's majority party (the LDP), it appears that some of this advice will be taken. However, any recovery will be slow and could disappoint the more optimistic observers. As a result, Asia will probably continue to act as a brake on both the U. S. and European growth.

LIQUIDITY SUPPORTING EQUITY MARKETS

U.S. stocks have continued to march upward with the S&P 500(REGISTRATION MARK) Index rising by 17.7% over the first six months of 1998. It is interesting to note that this rise has occurred despite falling earnings estimates. The fact that this has been happening indicates something else could be influencing the direction of stock prices. Clearly this could be massive liquidity which has been flooding into equity mutual funds. It appears that U.S. investors anticipate a continuation of above-average returns from equities. At the same time, foreign investors have been attracted to our markets because of the positive economic fundamentals as well as the strong dollar.

LOW INFLATION AND FOREIGN DEMAND SUPPORTING BOND MARKET

The bond market has continued to benefit from both low inflation as well as strong foreign demand. Economic uncertainty in Asia and Eastern Europe has encouraged a "flight to safety" by nervous investors.

How long will the bull market in the U.S. continue? It is difficult to be sure how long the rise in stocks and bonds will persist. However, it appears that liquidity, rather than fundamental developments, are driving it. At the moment, the Japanese government appears likely to take steps to address its banking problems and stimulate

                             THE MARKET ENVIRONMENT

                                 ECONOMIC REVIEW

                            JUNE 30, 1998 (CONTINUED)



economic growth. If these efforts are successful, it would be logical to expect a reversal in the foreign liquidity flows into the U.S. financial markets. While that would probably not be enough to precipitate a major decline in stock and bond prices, it could force a short-term correction.

MARKET VOLATILITY A CONCERN, BUT ECONOMIC PROSPECTS STILL FAVORABLE

In the meantime, investors should expect rising volatility as various events combine with the gradually deteriorating fundamental outlook. They can take heart, however, in the current belief that no recession is looming in the foreseeable future.

DAVID L. MEAD
VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
HARRIS TRUST AND SAVING BANK

                             THE MARKET ENVIRONMENT

                           FIXED INCOME MARKETS REVIEW

                                  JUNE 30, 1998

Both global and domestic events strongly influenced prices of fixed income securities during the first half of 1998. The economic turmoil that wracked Asian markets sparked a global flight to quality, where the U.S. Government bond market was perceived as a safe haven for foreign investors. Consequently, there was strong demand for U.S. Government securities throughout the period. In fact, U.S. Treasury bond yields were propelled to record lows during the second quarter.

Tempering the strong foreign demand was uncertainty over the U.S. Federal Reserve Board's monetary policy. Economic data provided mixed signals for Fed watchers. Although the U.S. economy continued to expand at a strong pace, inflation was relatively subdued. In addition, the Fed's ability to raise rates to moderate economic growth was hampered by the Asian crisis and subsequent financial problems in Russia.

In the non-Treasury sectors, the focus was on the banking and brokerage sectors as ever-larger institutions announced their intention to merge. Unlike the merger and acquisition activity of a decade ago, these deals are being done with stock. Credit implications for these institutions, as a result, have been much more positive. On the other hand, concerns about the Asian situation and its implications for the profits of companies doing business there weighed on corporate issues.

Investor fears of ballooning prepayments in the mortgage-backed market -- resulting from a wave of refinancings -- served to cap price appreciation in that sector, while asset backed securities rebounded from the supply glut of late 1997 to post strong performance.

At the end of June, short-term interest rates held steady, while long-term rates had fallen over 30 basis points, largely because of the very positive inflation news released during the quarter.


MARK E. NEWlIN, C.F.A.
DIRECTOR OF FIXED INCOME MANAGEMENT
HARRIS INVESTMENT MANAGEMENT, INC.

                             THE MARKET ENVIRONMENT

                              EQUITY MARKETS REVIEW

                                  JUNE 30, 1998

For the first six months of 1998, the broad equity market, as represented by the S&P 500(REGISTRATION MARK) Index, appreciated 17.7%. The market's strong showing belied the resurgent volatility during the second quarter.

After a very strong first quarter, equity investors were treated to a wild ride in the second quarter, with early gains followed by significant retrenchment. In particular, THE WALL STREET JOURNAL referred to the second quarter as one of "quality and misery" -- with consumer oriented companies "tasting victory" and industrial goods companies such as oil drillers and paper manufacturers going "down in flames."

The S&P 500 produced a total return of 13.95% in the first quarter, one of the best quarters in the history of the market. Every equity mutual fund category produced positive returns, including sector funds that had lagged, such as emerging markets. In the second quarter, the S&P 500 rose 3.3%.

And yet, a number of factors weighed heavily on the markets. The first was heightened anxiety over the Asian financial crisis and its ultimate impact on U.S. corporations and their profits. In addition, investors worried that an inevitable slowing of the U.S. economy would eventually, if not this year, begin to be reflected in corporate earnings. Investors have been bracing themselves for such a slowdown for some time.

Supporting the market were massive amounts of liquidity from U.S. mutual fund buyers and foreign investors. Foreign buyers, in particular, sought a "safe haven" in U.S. dollar-denominated securities such as stocks and bonds. Individual investors in the U.S. have participated in the market in a variety of ways, whether purchasing individual stocks and mutual funds on their own or funding their retirement by investing in stocks and funds through company-sponsored defined contribution 401(k) plans.

In hindsight, it is surprising the market was able to perform so well, despite the continued deterioration of the situation in Asia, the inability of Japan to address its seven years of recession, and the serious financial turmoil of the Russian economy.


WILLIAM O. LESZINSKE
PRESIDENT AND CHIEF INVESTMENT OFFICER
HARRIS INVESTMENT MANAGEMENT, INC.

                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
AGENCY OBLIGATIONS -- 22.9%
FEDERAL HOME LOAN BANK -- 11.8%
   5.810%                         11/04/98   $10,000  $  9,997,977
   5.825%                         12/17/98    15,000    14,997,259
   5.605%                         03/12/99    10,000     9,998,314
   5.630%                         05/05/99    10,000     9,990,256
                                                      ------------
                                                        44,983,806
                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.5%
   4.940%                         02/23/99     3,500     3,483,993
   5.540%                         04/02/99    10,000     9,985,161
                                                      ------------
                                                        13,469,154
                                                      ------------
STUDENT LOAN MARKETING ASSOCIATION -- 7.6%
   5.600%                         08/11/98     9,000     8,997,869
   5.775%                         09/09/98    10,000     9,998,726
   5.820%                         09/16/98    10,000     9,999,024
                                                      ------------
                                                        28,995,619
                                                      ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $87,448,579)                                    87,448,579
                                                      ------------
VARIABLE RATE OBLIGATIONS(DOUBLE DAGGER) -- 34.5%
FEDERAL HOME LOAN BANK -- 17.2%
   5.630%                         07/01/98*   15,000    14,989,170
   5.790%                         07/01/98*   11,000    11,006,210
   5.446%                         07/06/98*    5,000     4,996,878
   5.456%                         07/11/98*   10,000     9,995,779
   5.427%                         07/17/98*   10,000     9,998,312
   5.432%                         07/20/98*   15,000    14,998,575
                                                      ------------
                                                        65,984,924
                                                      ------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 2.6%
   5.446%                         07/06/98*    5,000     4,996,860
   5.488%                         07/27/98*    4,950     4,948,359
                                                      ------------
                                                         9,945,219
                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.6%
   5.261%                         07/07/98*    6,000     6,000,000
                                                      ------------
STUDENT LOAN MARKETING ASSOCIATION -- 13.1%
   5.321%                         07/07/98*   10,000     9,999,540
   5.341%                         07/07/98*   10,000    10,000,490
   5.351%                         07/07/98*    5,000     4,986,121
   5.391%                         07/07/98*   15,000    15,000,000
   5.621%                         07/07/98*   10,000     9,996,120
                                                      ------------
                                                        49,982,271
                                                      ------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $131,912,414)                                 131,912,414
                                                      ------------

 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
REPURCHASE AGREEMENTS -- 42.7%
Bank of Tokyo
  5.875%
  Agreement dated 06/30/98,
  proceeds at maturity
  $76,012,403 (Collateralized by
  $76,415,000 FNMA 6.560% to
  7.330%, due from 04/29/05
  to 03/24/08. The market value
  is $77,614,139.)                07/01/98   $76,000  $ 76,000,000
Donaldson, Lufkin & Jenrette
  Securities Corp.
  5.850%
  Agreement dated 06/30/98,
  proceeds at maturity
  $19,003,088 (Collateralized by
  $19,400,000 FHLB 5.92%,
  due 04/16/01. The market
  value is $19,466,728.)          07/01/98    19,000    19,000,000
Lehman Brothers, Inc.
  6.000%
  Agreement dated 06/30/98,
  proceeds at maturity
  $68,335,387 (Collateralized by
  $66,408,268 FHLMC and FNMA
  6.891% to 8.636%, due
  from 10/01/18 to 12/01/26.
  The market value is
  $69,686,479.)                   07/01/98    68,324    68,324,000
                                                      ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $163,324,000)                                 163,324,000
                                                      ------------
TOTAL INVESTMENTS -- 100.1%
   (Cost $382,684,993)                                 382,684,993
                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)           (220,623)
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 104,264,468 and
  278,199,974 shares outstanding of
  Institutional Class and Class A,
  respectively, $.001 par value;
  1.5 billion authorized shares (Note 7)              $382,464,370
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL CLASS AND
  CLASS A SHARES                                             $1.00
                                                             =====

-------------------
(DAGGER) See Note 2a to the Financial Statements.
(DOUBLE DAGGER) Rate in effect on 06/30/98.
* Date of next interest rate reset.

                       See Notes to Financial Statements.
8

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
ASSET-BACKED SECURITIES -- 4.0%
DVI 1998-1 A
   5.690%                         06/10/99   $17,363  $ 17,360,487
Green Tree Lease Finance
   5.906%                         01/20/99     6,015     6,014,924
The Money Store Auto Grantor Trust
   5.690%                         10/20/98       583       582,509
World Financial Properties
   5.686%                         07/08/98    32,502    32,502,075
World Omni Auto Lease
   5.655%                         05/14/99    16,000    16,000,000
                                                      ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $72,459,995)                                   72,459,995
                                                      ------------
CERTIFICATES OF DEPOSIT -- 6.7%
Bankers Trust Co.
   5.565%                         07/01/98    25,000    24,988,395
   5.750%                         07/01/98    45,000    44,976,372
   6.000%                         12/10/98     9,745     9,745,000
Societe Generale
   5.960%                         10/21/98    43,690    43,684,875
                                                      ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $123,394,642)                                 123,394,642
                                                      ------------
COMMERCIAL PAPER -- 22.5%
CNA Financial Corp.
   5.700%                         07/20/98    11,640    11,604,983
   5.720%                         07/23/98     6,760     6,736,370
Comdisco, Inc.
   5.710%                         07/20/98     6,000     5,981,918
Commonwealth Edison Co.
   5.750%                         07/15/98    16,000    15,964,222
Countrywide Home Loans,Inc.
   5.530%                         07/01/98    25,000    25,000,000
Enterprise Funding Corp.
   5.650%                         07/29/98     3,000     2,986,817
General Electric Capital Corp.
   6.300%                         07/01/98    80,000    80,000,000
Household International
   5.560%                         07/15/98    40,000    39,913,511
ICI Wilmington
   6.550%                         07/01/98    15,000    15,000,000
Lockheed Martin Corp.
   5.700%                         07/09/98    12,000    11,984,800
Quincy Capital Corp.
   5.600%                         07/22/98    55,286    55,105,399
Ryder System Inc.
   5.650%                         07/10/98     7,000     6,990,112
Sheffield Receivables Corp.
   5.540%                         07/10/98    62,500    62,413,437
   5.540%                         07/10/98    10,500    10,485,457
Variable Funding Capital Corp.
   5.540%                         07/02/98    39,083    39,076,986
   5.600%                         07/24/98    25,166    25,075,962
                                                      ------------
TOTAL COMMERCIAL PAPER
   (Cost $414,319,974)                                 414,319,974
                                                      ------------


 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
CORPORATE BONDS -- 17.3%
Associates Corp. of North America
   6.500%                         09/09/98   $19,000$   19,024,383
BankBoston Bank Note
   5.905%                         08/06/98    50,000    50,000,000
Bank One Wisconsin
   5.550%                         02/26/99    63,450    63,413,989
Bankers Trust Co.
   5.910%                         08/07/98    10,000     9,999,118
Beta Finance
   5.850%                         08/07/98    25,000    25,000,000
   6.000%                         10/27/98    43,000    43,000,000
Household Finance Co.
   5.747%                         03/08/99    42,650    42,650,000
PHH Corp.
   5.985%                         08/12/98    16,200    16,199,739
   5.990%                         08/18/98     6,925     6,925,000
Salomon, Inc.
   6.700%                         12/01/98    25,200    25,266,535
Sears Overseas Financial
   0.000%                         07/12/98    16,250    16,221,476
                                                      ------------
TOTAL CORPORATE BONDS
   (Cost $317,700,240)                                 317,700,240
                                                      ------------
VARIABLE RATE OBLIGATIONS(DOUBLE DAGGER) -- 39.8%
Banque Nationale de Paris
   5.661%                         07/07/98*   30,000    30,000,000
Chase Manhattan Corp.
   5.656%                         07/15/98*    9,000     9,001,309
Compagnie Bancaire
   5.731%                         07/07/98*   50,000    50,000,000
Federal Home Loan Bank
   5.790%                         07/01/98*    6,000     6,003,354
Federal National Mortgage Association
   5.261%                         07/07/98*   10,000    10,000,000
First National Bank of Chicago
   5.516%                         07/02/98*   23,500    23,483,206
Ford Motor Credit Corp.
   5.938%                         07/20/98*    8,500     8,514,407
General American Insurance Co.
   5.850%                         07/01/98*   60,000    60,000,000
Goldman Sachs Group
   5.785%                         07/01/98*   25,000    25,000,000
   5.656%                         07/15/98*   49,000    49,000,000
Kansas Electric Power Co.
   5.700%                         07/01/98*   10,000    10,000,000
Lehman Brothers Holdings, Inc.
   5.777%                         07/22/98*   65,000    65,000,000
Main Place Funding Corp.
   5.866%                         07/25/98    21,500    21,501,757
Morgan Stanley Dean Witter & Co.
   5.606%                         07/15/98*   70,000    70,003,683
   5.670%                         07/01/98*    5,600     5,602,035
PHH Corp.
   5.690%                         08/04/98*   30,000    29,995,881

                       See Notes to Financial Statements.
                                                                               9

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
VARIABLE RATE OBLIGATIONS(DOUBLE DAGGER) (CONTINUED)
PNC Bank Corp.
   5.720%                         07/01/98*  $42,900  $ 42,874,664
   5.786%                         07/02/98*   30,000    29,979,592
Salomon, Inc.
   5.788%                         07/20/98    22,000    22,000,000
Sanwa Business Credit Corp.
   5.761%                         07/07/98*   20,000    20,000,000
Sigma Finance
   5.620%                         07/28/98*   70,000    70,000,000
Student Loan Marketing Association
   5.341%                         07/07/98*   10,000    10,000,490
Transamerica Funding Agreement
   5.688%                         07/15/98*   65,000    65,000,000
                                                      ------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $732,960,378)                                 732,960,378
                                                      ------------
REPURCHASE AGREEMENTS -- 8.3%
Lehman Brothers, Inc.
   6.000%
   Agreement dated 06/30/98,
   proceeds at maturity
   $153,507,580 (Collateralized
   by $152,090,650 FHLMC
   and FNMA 6.167% to 7.737%,
   due from 04/01/18 to
   12/01/34. The market value
   is $156,552,071.)
   (Cost $153,482,000)            07/01/98   153,482   153,482,000
                                                      ------------


                                          SHARES     VALUE(DAGGER)
                                        ----------  --------------
TEMPORARY INVESTMENTS -- 0.8%
Dreyfus Cash Management Plus, Inc.
  Class A Shares                        14,946,438  $   14,946,438
Goldman Sachs Financial Square
  Money Market Portfolio                    63,789          63,789
J.P. Morgan Institutional Prime
  Money Market Portfolio                     7,732           7,732
Lehman Prime Money Market Fund
  Class A Shares                                 3               3
                                                    --------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $15,017,962)                                   15,017,962
                                                    --------------
TOTAL INVESTMENTS -- 99.4%
   (Cost $1,829,335,191)                             1,829,335,191
                                                    --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.6%                                  10,700,534
                                                    --------------
NET ASSETS -- 100.0%
Applicable to 1,133,784,841 and
   706,255,465 shares outstanding of
   Institutional Class and Class A,
   respectively, $.001 par value;
   3.55 billion authorized shares (Note 7)          $1,840,035,725
                                                    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL CLASS AND
  CLASS A SHARES                                             $1.00
                                                             =====
---------------
(DAGGER) See Note 2a to the Financial Statements.
(DOUBLE DAGGER)   Rate in effect on 06/30/98.
* Date of next interest rate reset.

                       See Notes to Financial Statements.
10

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS -- 95.0%
ALABAMA -- 0.8%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) PS
   3.450%                         08/15/98   $ 1,710  $  1,709,677
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) TECP
   3.650%                         09/10/98     5,300     5,300,000
                                                      ------------
                                                         7,009,677
                                                      ------------
ALASKA -- 3.6%
Anchorage, Alaska, Electric Utility Revenue
  Bonds Series 1996D VR
   3.550%                         07/07/98     7,900     7,900,000
Valdez, Alaska, Marine Terminal Revenue
  Bonds (Arco Transportation Project)
  Series A TECP
   3.650%                         08/11/98     1,500     1,500,000
Valdez, Alaska, Marine Terminal Revenue
  Bonds (Arco Transportation Project)
  Series C TECP
   3.650%                         07/16/98     6,500     6,500,000
   3.750%                         08/10/98     6,300     6,300,000
   3.600%                         09/11/98     2,600     2,600,000
   3.650%                         10/15/98     7,000     7,000,000
                                                      ------------
                                                        31,800,000
                                                      ------------
ARIZONA -- 4.4%
Apache County, Arizona, Industrial
  Development Authority Revenue
  Bonds (Tucson Electric Power Co.)
  Series 1983C VR
   3.650%                         07/07/98    10,550    10,550,000
Maricopa County, Arizona, Pollution
  Control Revenue Refunding Bonds
  (Arizona Public Service Co.) Series B VR
   3.800%                         07/01/98   5,000    5,000,000
Maricopa County, Arizona, Pollution
  Control Revenue Bonds TECP
   3.550%                         07/09/98   6,450    6,450,000
Salt River, Arizona, Agricultural
  Improvement & Power District
  Project TECP
   3.450%                         08/14/98     8,000     8,000,000
   3.750%                         08/14/98     1,000     1,000,000
   3.750%                         09/14/98     7,000     7,000,000
   3.600%                         10/14/98     1,000     1,000,000
                                                      ------------
                                                        39,000,000
                                                      ------------
COLORADO -- 0.3%
Platte River Power Authority TECP
   3.650%                         09/09/98     2,500     2,500,000
                                                      ------------


 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
CONNECTICUT -- 0.2%
Connecticut State Special Assessment
  Unemployment Compensation
  Advance Fund Revenue Bonds
  (Connecticut Unemployment
  Project) Series 1993C PS
   3.900%                         07/01/98   $ 2,000  $  2,000,000
                                                      ------------
DISTRICT OF COLUMBIA -- 0.6%
District of Columbia Supplemental
  Student Loan Revenue Bonds
  Series 1985 PS
   4.100%                         07/01/98     3,000     3,000,000
District of Columbia TRANS Series B
   4.500%                         09/30/98     2,000     2,003,020
                                                      ------------
                                                         5,003,020
                                                      ------------
FLORIDA -- 4.4%
Florida Municipal Power Agency
  Series A TECP
   3.600%                         10/14/98     4,045     4,045,000
Gainesville, Florida, Utilities System
  Series C TECP
   3.600%                         10/13/98     3,698     3,698,000
Jacksonville, Florida, Electric Authority
  Revenue Bonds Series A TECP
   3.750%                         08/14/98     5,550     5,550,000
Palm Beach County, Florida, Health
  Facilities Authority Revenue Refunding
  Bonds (Pooled Hospital Loan
  Project) TECP
   3.500%                         07/07/98     5,500     5,500,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric Project)
  Series D
   3.650%                         12/15/98     1,800     1,800,000
Sunshine State GFC TECP
   3.600%                         07/08/98    11,000    11,000,000
   3.550%                         07/13/98     2,050     2,050,000
   3.750%                         09/09/98     3,000     3,000,000
   3.700%                         10/16/98     2,500     2,500,000
                                                      ------------
                                                        39,143,000
                                                      ------------
GEORGIA -- 4.6%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 3rd Series VR
   3.800%                         07/01/98     9,900     9,900,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Vogtle Project) 4th Series VR
   3.750%                         07/01/98     5,250     5,250,000

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
Georgia Municipal Electric Authority
  Revenue Bonds TECP
   3.450%                         07/14/98   $15,000  $ 15,000,000
   3.600%                         07/17/98     1,900     1,900,000
   3.650%                         08/11/98     2,300     2,300,000
Georgia Municipal Electric Authority
  Revenue Bonds VR
   3.400%                         07/07/98     4,000     4,000,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co.) 2nd
  Series VR
   3.750%                         07/01/98     2,500     2,500,000
                                                      ------------
                                                        40,850,000
                                                      ------------
HAWAII -- 1.2%
City & County of Honolulu, Hawaii TECP
   3.400%                         07/08/98     6,000     6,000,000
   3.500%                         07/15/98     4,800     4,800,000
                                                      ------------
                                                        10,800,000
                                                      ------------
ILLINOIS -- 6.3%
Chicago, Illinois, Park District TANS
   4.750%                         09/21/98      5,000    5,009,577
Cook County, Illinois, Revenue Bonds
  (Catholic Charities) VR
   3.550%                         07/07/98      8,300    8,300,000
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest
  Academy Project) VR
   3.550%                         07/07/98     1,100     1,100,000
Illinois Development Finance Authority
  Revenue Bonds (Provena Health
  Project) Series B VR
   3.850%                         07/01/98     5,000     5,000,000
Illinois Development Finance Authority
  Revenue Bonds (Provena Health
  Project) Series C VR
   3.650%                         07/07/98    10,000    10,000,000
Illinois Health Facilities Authority
  Revenue Bonds (Loyola University)
  Series B VR
   3.400%                         07/07/98     8,000     8,000,000
Illinois Health Facilities Authority
  Revenue Bonds (SSM Health Care)
  Series B TECP
   3.700%                         07/16/98    10,000    10,000,000
Kane, McHenry, Cook & De Kalb
  Counties, Illinois, United School
  District No. 300 TANS
   4.300%                         09/23/98     6,000     6,005,383
Peoria & Marshall Counties, Illinois,
  Community Unit School
  District No. 321  TANS
   4.350%                         11/02/98     2,000     2,001,196
                                                      ------------
                                                        55,416,156
                                                      ------------


 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
INDIANA -- 3.5%
Indiana Health Facilities Finance
  Authority Hospital Revenue Bonds
  (Charity Group) Series 1997F VR
   3.400%                         07/07/98   $ 8,000  $  8,000,000
Rockport, Indiana, Pollution Control
  Revenue Bonds (AEP Generating
  Co. Project) Series A VR
   3.850%                         07/01/98     6,100     6,100,000
Rockport, Indiana, Pollution Control
  Revenue Bonds (Indiana & Michigan
  Power Co.) Series 1985A VR
   3.650%                         07/07/98     3,845     3,845,000
Rockport, Indiana, Pollution Control
  Revenue Bonds (Indiana & Michigan
  Power Co. Project) Series B VR
   3.550%                         07/07/98    13,000    13,000,000
                                                      ------------
                                                        30,945,000
                                                      ------------
IOWA -- 0.2%
Polk County, Iowa, Hospital Equipment
  Authority Revenue Bonds VR
   3.600%                         07/07/98     1,380     1,380,000
                                                      ------------
KANSAS -- 4.3%
Burlington, Kansas, Pollution Control
  Revenue Bonds (Kansas City Power
  & Light) Series A TECP
   3.500%                         07/13/98     9,300     9,300,000
   3.600%                         07/15/98     2,500     2,500,000
   3.750%                         08/10/98     2,000     2,000,000
Burlington, Kansas, Pollution Control
  Revenue Bonds (Kansas City Power
  & Light) Series B TECP
   3.600%                         07/17/98     3,200     3,200,000
   3.700%                         07/23/98     4,600     4,600,000
   3.700%                         08/11/98     1,250     1,250,000
   3.500%                         08/12/98     3,900     3,900,000
   3.550%                         08/13/98     9,800     9,800,000
Wichita, Kansas, General Obligation
  Notes (Temp Notes) Series 194
   4.250%                         08/27/98     1,400     1,401,112
                                                      ------------
                                                        37,951,112
                                                      ------------
KENTUCKY -- 1.2%
Kentucky Economic Development
  Finance Authority Hospital Facilities
  Revenue Bonds (Baptist Healthcare
  System) VR
   3.500%                         07/07/98    10,600    10,600,000
                                                      ------------
LOUISIANA -- 4.2%
Caddo Parish, Louisiana, Industrial
  Development Board Revenue
  Bonds (Atlas Project) Series B VR
   3.650%                         07/07/98     6,500     6,500,000

                       See Notes to Financial Statements.
12

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
LOUISIANA (CONTINUED)
Jefferson Parish, Louisiana, Hospital
  Service District No. 2 Revenue
  Bonds (East Jefferson General
  Hospital) VR
   3.600%                         07/07/98   $10,900  $ 10,900,000
Lake Charles Parish, Louisiana, Harbor
  Terminal District Port Facilities
  Revenue Bonds (E.I. du Pont de
  Nemours Project) VR
   3.850%                         07/01/98     5,700     5,700,000
West Baton Rouge Parish, Louisiana,
  Industrial District No. 3 Revenue
  Bonds (Dow Chemical Co. Project)
  Series B VR
   3.900%                         07/01/98    10,300    10,300,000
West Baton Rouge Parish,
  Louisiana, TECP
   3.550%                         07/28/98     4,000     4,000,000
                                                      ------------
                                                        37,400,000
                                                      ------------
MARYLAND -- 3.4%
Baltimore County, Maryland,
  Metropolitan District TECP
   3.850%                         07/02/98     5,000     5,000,000
Baltimore County, Maryland, TECP
   3.600%                         07/02/98     7,000     7,000,000
   3.850%                         07/02/98     6,100     6,100,000
Maryland Health & Higher Education
  Facilities Series C TECP
   3.800%                         07/01/98     1,304     1,304,000
   3.750%                         07/10/98     6,646     6,646,000
Maryland State Community
  Development Administration
  Department of Housing & Community
  Revenue Bonds Series A
   4.000%                         07/01/98     1,000     1,000,000
Montgomery County, Maryland, TECP
   3.750%                         07/09/98     2,700     2,700,000
                                                      ------------
                                                        29,750,000
                                                      ------------
MICHIGAN -- 3.8%
Grand Rapids, Michigan, Economic
  Development Corp. Economic
  Development Revenue Bonds
  (Amway Hotel Corp.) Series A VR
   3.600%                         07/07/98     5,855     5,855,000
Kent County, Michigan, Hospital
  Finance Authority Revenue Bonds
  (Spectrum Health Project)
  Series B VR
   3.450%                         07/07/98    10,000    10,000,000
Michigan State Hospital Finance
  Authority Revenue Bonds
  Series 1997F VR
   3.400%                         07/07/98     8,700     8,700,000


 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Michigan Underground Storage Tank
  Finance Assurance Authority
  Revenue Bonds TECP
   3.750%                         08/10/98   $ 7,325  $  7,325,000
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook
  Educational Community) Series A VR
   3.550%                         07/07/98     2,000     2,000,000
                                                      ------------
                                                        33,880,000
                                                      ------------
MINNESOTA -- 1.8%
Rochester, Minnesota, Health Care
  Facilities Revenue Bonds (Mayo
  Foundation/Mayo Medical Center)
  Series C TECP
   3.650%                         08/19/98     6,750     6,750,000
Rochester, Minnesota, Health Care
  Facilities Revenue Bonds Series E TECP
   3.700%                         08/26/98     4,410     4,410,000
Southern Minnesota Municipal
  Power Agency Power Supply
  Revenue Bonds TECP
   3.600%                         07/15/98     5,000     5,000,000
                                                      ------------
                                                        16,160,000
                                                      ------------
MISSISSIPPI -- 0.6%
Claiborne County, Mississippi,
  Pollution Control Revenue Bonds TECP
   3.700%                         07/09/98     1,000     1,000,000
Mississippi Hospital Equipment
  Facilities Authority Revenue Bonds TECP
   3.600%                         10/13/98     4,500     4,500,000
                                                      ------------
                                                         5,500,000
                                                      ------------
MISSOURI -- 3.2%
Independence County, Missouri,
  Water Utility Revenue Bonds TECP
   3.850%                         07/10/98     1,000     1,000,000
   3.800%                         07/17/98     3,200     3,200,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series B VR
   3.850%                         07/01/98     2,600     2,600,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University)
  Series 1996A VR
   3.850%                         07/01/98    11,200    11,200,000
St. Louis County, Missouri, Industrial
  Development Authority Hospital
  Revenue Bonds (Charity Obligation
  Group) Series E VR
   3.400%                         07/07/98    10,000    10,000,000
                                                      ------------
                                                        28,000,000
                                                      ------------

                       See Notes to Financial Statements.
                                                                              13

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
NEBRASKA -- 1.6%
City of Lincoln, Nebraska,
  Electric System TECP
   3.750%                         09/09/98   $ 1,600  $  1,600,000
   3.600%                         09/11/98     6,300     6,300,000
Nebraska Educational Facilities
  Authority Revenue Bonds VR
   3.800%                         07/07/98     1,000     1,000,000
Nebraska Public Power District Electric
  System Revenue Bonds Series A TECP
   3.700%                         07/08/98     5,000     5,000,000
                                                      ------------
                                                        13,900,000
                                                      ------------
NEW MEXICO -- 1.1%
State of New Mexico General
  Obligation Bonds
   5.500%                         09/01/98     3,100     3,108,841
State of New Mexico General
  Obligation Bonds (Capital Project)
   6.100%                         09/01/98     6,504     6,528,673
                                                      ------------
                                                         9,637,514
                                                      ------------
NEW YORK -- 4.8%
New York City General Obligation
  Bonds Series 1993C VR
   4.100%                         07/01/98     1,500     1,500,000
New York City General Obligation
  Bonds  Series 1995F-3 VR
   3.450%                         07/07/98     1,400     1,400,000
New York City General Obligation
  Bonds Subseries A-10 VR
   4.100%                         07/01/98     1,400     1,400,000
New York City General Obligation
  Bonds Subseries B-2 VR
   4.100%                         07/01/98    11,800    11,800,000
New York City General Obligation
  Bonds Subseries B-4 VR
   4.100%                         07/01/98     5,000     5,000,000
   4.100%                         07/07/98     6,400     6,400,000
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Bonds (Niagara
  Mohawk Power Corp.) Series B VR
   3.800%                         07/01/98    10,000    10,000,000
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Bonds (Niagara
  Mohawk Power Corp.) Series C VR
   3.800%                         07/01/98     5,150     5,150,000
                                                      ------------
                                                        42,650,000
                                                      ------------
OHIO -- 1.3%
Cuyahoga County, Ohio, Hospital
  Revenue Bonds (Cleveland Clinic
  Foundation) Series C VR
   3.550%                         07/07/98     7,000     7,000,000


 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Ohio State Air Quality Development
  Authority Revenue Bonds Series A VR
   3.800%                         07/01/98   $ 4,400  $  4,400,000
                                                      ------------
                                                        11,400,000
                                                      ------------
OKLAHOMA -- 5.6%
Muskogee, Oklahoma, Industrial Trust
  Pollution Control Revenue Bonds
  (Oklahoma Gas & Electric Co.)
  Series A VR
   3.600%                         07/07/98    18,900   18,900,000
Oklahoma City Industrial & Cultural
  Trust Revenue Bonds
  (SSM Health Care) Series B TECP
   3.700%                         08/18/98     5,000     5,000,000
   3.700%                         08/20/98    10,000    10,000,000
   3.700%                         08/21/98     5,000     5,000,000
   3.700%                         08/25/98     5,000     5,000,000
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
   3.600%                         07/07/98     5,550     5,550,000
                                                      ------------
                                                        49,450,000
                                                      ------------
OREGON -- 0.5%
Oregon State Housing & Community
  Service Department Mortgage
  Revenue Bonds (Single Family
  Mortgage Project) Series C
   3.750%                         05/13/99     3,000     3,000,000
Port of Saint Helens, Oregon,
  Pollution Control Revenue Bonds
  (Portland General Electric)
  Series B VR
   4.150%                         07/01/98     1,500     1,500,000
                                                      ------------
                                                         4,500,000
                                                      ------------
SOUTH CAROLINA -- 1.2%
Columbia, South Carolina, Water Works
  & Sewer System Revenue Bonds
   6.200%                         02/01/99     1,595     1,616,747
South Carolina Public Service
  Authority Revenue Bonds TECP
   3.700%                         09/10/98     9,063     9,063,000
                                                      ------------
                                                        10,679,747
                                                      ------------
TENNESSEE -- 1.7%
Tennessee State BANS Series A VR
   3.400%                         07/01/98    15,000    15,000,000
                                                      ------------
TEXAS -- 7.1%
Bexar County, Texas, Metropolitan
  Water District Revenue Bonds TECP
   3.900%                         07/17/98     1,500     1,500,000
Brazos River Authority, Texas,
  Pollution Control Revenue Bonds
  (Monsanto Co. Project) VR
   3.700%                         07/07/98     2,200     2,200,000

                       See Notes to Financial Statements.
14

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Brazos River, Texas, Revenue Bonds
  (Dow Chemical) TECP
   3.650%                         08/19/98   $ 6,050  $  6,050,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
   3.900%                         08/15/98     5,000     5,000,000
Nueces County, Texas, Health
  Facilities Development Corp.
  Revenue Bonds (Driscoll Children's
  Foundation Project) VR
   3.650%                         07/07/98     2,480     2,480,000
State of Texas (Certificates Bankers
  Trust Partnership-308) VR
   3.650%                         07/07/98     5,135     5,135,000
Texas Higher Education Authority
  Revenue Bonds Series 1985B VR
   3.600%                         07/07/98     5,410     5,410,000
Texas Small Business Industrial
  Development Revenue Bonds
  Series 1986 VR
   3.650%                         07/07/98    20,500    20,500,000
Texas State TRANS Series A
   4.750%                         08/31/98    10,000    10,014,637
University of Texas Notes Series A TECP
   3.700%                         09/14/98     4,000     4,000,000
                                                      ------------
                                                        62,289,637
                                                      ------------
UTAH -- 5.0%
Emery County, Utah, Pollution Control
   Revenue Bonds (Pacificorp Project) VR
   3.850%                         07/01/98    16,940    16,940,000
Intermountain Power Agency
  Series F TECP
   3.750%                         08/12/98     2,000     2,000,000
Intermountain Power Agency
  Power Supply Revenue Bonds
  Series E TECP
   3.600%                         07/10/98     4,100     4,100,000
Intermountain Power Agency
  Power Supply Revenue Bonds
  Series F PS
   3.450%                         09/15/98    15,500    15,486,758
Intermountain Power Agency
  Power Supply Revenue Bonds
  Series F TECP
   3.600%                         09/03/98     5,200     5,200,000
                                                      ------------
                                                        43,726,758
                                                      ------------
VIRGINIA -- 0.6%
Peninsula Port Authority of Virginia
  Coal Terminal Revenue Bonds
  (Dominion Terminal Associates
  Project) Series 1987D VR
   3.850%                         07/01/98     5,305     5,305,000
                                                      ------------


 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
WASHINGTON -- 1.6%
Seattle, Washington, General
  Obligation Bonds (Limited Tax
  Project) Series B
   4.500%                         03/01/99   $ 1,500  $  1,508,731
Washington State General
  Obligation Series 1996B VR
   3.450%                         07/07/98     1,000     1,000,000
Washington State Public Power
  Supply System Nuclear
  Project No. 1 Refunding Revenue
  Bonds Series 1A-1 VR
   3.500%                         07/07/98     8,500     8,500,000
Washington State Public Power
  Supply System Nuclear
  Project No. 1 Revenue Bonds
  Series 1993 1A-3 VR
   3.450%                         07/07/98     3,400     3,400,000
                                                      ------------
                                                        14,408,731
                                                      ------------
WISCONSIN -- 9.4%
Burlington Area Wisconsin
  School District TRANS
   4.240%                         09/15/98     4,575     4,575,813
Dodgeville, Wisconsin,
  School District TRANS
   4.140%                         10/06/98     3,000     3,000,304
Hamilton, Wisconsin,
  School District TRANS
   4.100%                         08/25/98     3,000     3,000,389
Hortonville, Wisconsin,
  School District TRANS
   4.180%                         10/21/98     2,500     2,500,215
Jefferson, Wisconsin,
  School District TRANS
   4.170%                         09/08/98     1,190     1,190,106
Kenosha, Wisconsin, Unified
  School District No. 1 TRANS
   4.200%                         09/28/98     5,000     5,000,584
   4.280%                         09/28/98     3,800     3,801,154
Lake Mills, Wisconsin, School
  District TRANS
   4.130%                         09/01/98     2,000     2,000,097
Middleton-Cross Plains, Wisconsin,
  Area School District TRANS
   4.250%                         08/26/98     3,500     3,501,031
Milwaukee, Wisconsin, General
  Obligation Bonds Series 22 VR
   3.800%                         07/01/98    10,000    10,000,000
New London, Wisconsin, School
  District BANS
   4.200%                         12/01/98     9,500     9,513,582
Onalaska, Wisconsin, School
  District TRANS
   4.180%                         10/21/98     1,350     1,350,116
Oshkosh, Wisconsin, Area School
  District TRANS
   4.150%                         08/24/98     5,000     5,001,851

                       See Notes to Financial Statements.
                                                                              15

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                    PAR
 YIELD/RATE                       MATURITY    (000)   VALUE(DAGGER)
------------                      --------   -------  ------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Rhinelander, Wisconsin,
  School District TRANS
   4.100%                         09/28/98   $ 5,450  $  5,450,246
Shorewood, Wisconsin,
  School District TRANS
   4.100%                         09/01/98     5,000     5,000,403
Waterloo, Wisconsin,
  School District TRANS
   4.200%                         10/09/98     1,450     1,450,378
Waupun, Wisconsin,
  School District BANS
   4.350%                         12/01/98     3,750     3,755,338
West de Pere, Wisconsin,
  School District TRANS
   4.130%                         09/29/98     1,700     1,700,120
Wisconsin State Health & Educational
  Facilities Authority Revenue Bonds
  Series 1997F VR
   3.400%                         07/07/98    11,000    11,000,000
                                                      ------------
                                                        82,791,727
                                                      ------------
WYOMING -- 0.9%
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation and Transmission
  Project) Series B VR
   3.800%                         07/01/98     7,800     7,800,000
                                                      ------------
TOTAL MUNICIPAL BONDS
   (Cost $838,627,079)                                 838,627,079
                                                      ------------

                                            SHARES    VALUE(DAGGER)
                                          ----------  ------------
TEMPORARY INVESTMENTS -- 4.6%
Federated Tax-Free Obligation Fund        20,276,131  $ 20,276,131
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio       19,998,965    19,998,965
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $40,275,096)                                   40,275,096
                                                      ------------
TOTAL INVESTMENTS -- 99.6%
   (Cost $878,902,175)                                 878,902,175
                                                      ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%            3,312,597
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 685,091,830 and 197,109,274
   shares outstanding of Institutional Class
   and Class A, respectively, $.001 par value;
   1.5 billion authorized shares (Note 7)             $882,214,772
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE EACH FOR
  INSTITUTIONAL CLASS AND CLASS A SHARES                     $1.00
                                                             =====
-----------
(DAGGER) See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 06/30/98.
      Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
TANS -- Tax Anticipation Note.
TECP -- Tax Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.

                       See Notes to Financial Statements.
16

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
AGENCY OBLIGATIONS -- 2.9%
AID - Israel Guaranteed Notes
   6.050%                         08/15/00   $   520  $    524,550
Federal Home Loan Bank
   7.360%                         07/01/04     1,000     1,081,250
Federal Home Loan Mortgage Corp.
   7.100%                         04/10/07     2,500     2,713,575
Federal National Mortgage
  Association
   8.400%                         10/25/04     5,000     5,179,799
                                                      ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $9,090,375)                                     9,499,174
                                                      ------------
ASSET-BACKED SECURITIES -- 25.6%
AESOP Funding II Series 1997-1,
  Class A1
   6.220%                         10/20/01     5,000     5,025,000
AFC Home Equity Loan Trust
  Series 1991-4, Class A
   7.750%                         12/15/06        67        68,617
Banco Nacional de Mexico, S.A.
  Series 1996-A, Class A1
   6.250%                         12/01/03     5,000     5,014,258
BankAmerica Manufactured Housing
  Contract Series 1998-2, Class B1
   7.930%                         11/10/28     4,300     4,313,437
Bridgestone/Firestone Master
  Trust Series 1996-1, Class A
   6.170%                         07/01/03     4,000     4,026,635
Capita Equipment Receivables
  Trust Series 1996-1, Class A4
   6.280%                         06/15/00     3,500     3,516,718
Case Equipment Loan Trust
  Series 1997-A, Class B
   6.700%                         03/15/04       750       768,311
Charming Shoppes Master Trust
  Series 1997-1, Class A
   6.206%                         04/15/06     2,500     2,500,000
Chemical Credit Card Master Trust I
  Series 1996-1, Class A
   5.550%                         09/15/03     3,000     2,984,493
Citibank Credit Card Master Trust I
  Series 1997-2, Class B
   6.700%                         02/15/04     5,000     5,113,530
Citibank Credit Card Master Trust I
  Series 1998-1, Class A
   5.750%                         01/15/03     2,000     1,989,000
Credit Card Receivable Trust
  Series 1998-IA, Class A
   6.478%                         12/22/04     2,956     2,961,035
First Bankcard Credit Card Master
  Trust Private Placement
  Series 1997-1, Class A
   6.020%                         05/15/03     3,000     2,999,531
First USA Credit Card Master Trust
  Series 1997-6, Class A
   6.420%                         03/17/05       930       949,563
Ford Credit Auto Loan Master Trust
   Series 1995-1, Class A
   6.500%                         08/15/02     1,000     1,012,232


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
ASSET-BACKED SECURITIES (CONTINUED)
Goldome Credit Corp. Home Equity
  Trust Series 1990-1, Class A
  10.000%                         07/15/05   $   112  $    112,857
Green Tree Financial Corp.
  Series 1996-1, Class A2
   5.850%                         03/15/27     4,250     4,247,393
Green Tree Financial Corp.
  Series 1997-4, Class A5
   6.880%                         02/15/29     5,365     5,465,298
MBNA Corp. Series 1998-C, Class C
   6.350%                         11/15/05     3,000     3,000,937
Merrill Lynch Home Equity Loan
  Series 1994-1, Class A1
   6.115%                         07/15/22       319       318,123
Metris Master Trust
  Series 1997-1, Class A
   6.870%                         10/20/05     1,725     1,786,138
Onyx Acceptance Grantor Trust,
  Series 1998-A, Class A3
   5.850%                         08/15/02     4,000     4,000,000
Premier Auto Trust
  Series 1995-4, Class CTFS
   6.200%                         09/06/00     4,662     4,704,550
Rental Car Funding Corp.
  Series 1997-1, Class A3
   6.600%                         09/25/07     6,300     6,400,406
SBC Glacier Finance Ltd.
  Series 1997-1, Class A
   5.848%                         09/10/04     3,500     3,500,000
The Money Store Home Equity
  Trust Series 1994-B, Class A3
   7.100%                         11/15/16     1,714     1,733,879
Toyota Auto Lease Trust
  Series 1997-A, Class B
   6.750%                         04/26/04     3,500     3,542,109
WFS Financial Owner Trust
  Series 1996-A, Class A3
   6.050%                         06/01/00       743       743,912
                                                      ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $82,099,426)                                   82,797,962
                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 19.6%
Asset Securitization Corp.
  Series 1997-D4, Class PS1 IO
   1.012%                         04/14/29    68,184     5,145,782
Chase Mortgage Finance Corp.
  Series 1993-0, Class A5
   6.600%                         12/25/09     3,557     3,593,766
DLJ Mortgage Acceptance Corp.
  Series 1995-Q1, Class A1-S IO
   1.605%                         03/25/25       271        56,839
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
   8.975%                         11/28/11     6,145     6,319,319
DLJ Mortgage Acceptance Corp.
  Series 1997-CF2, Class CP IO
   1.363%                         11/15/04    51,000     3,617,812

                       See Notes to Financial Statements.
                                                                              17

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.
  Series 1571, Class BA PO
  12.870%                         04/15/19    $   60  $     59,350
Federal National Mortgage Association
  Series 116, Class 2 IO
   9.000%                         12/25/21     7,075     1,752,260
Federal National Mortgage Association
  Series 1990-32, Class E
   9.000%                         12/25/04     6,650     6,853,357
Federal National Mortgage Association
  Series 1993-183, Class M
   6.500%                         07/25/23     2,000     1,990,000
Federal National Mortgage Association
  Series 1994-85, Class E
   6.000%                         11/25/06     1,300     1,303,270
Federal National Mortgage Association
  Series 1996-M4, Class A
   7.750%                         03/17/17     4,320     4,391,126
Federal National Mortgage Association
  Series 1997-20 IO
   1.840%                         03/25/27    30,734     1,344,623
Federal National Mortgage Association
  Series 1997-70, Class PE PO
   6.370%                         04/25/22     6,669     5,286,454
Federal National Mortgage Association
  Series G-18, Class Z
   8.750%                         06/25/21     2,729     2,936,917
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
   6.750%                         08/25/27     2,615     2,637,343
PNC Mortgage Securities Corp.
  Series 1996-2, Class A4
   6.600%                         02/25/11     4,534     4,575,088
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
   6.750%                         10/25/27     6,000     6,032,812
Residential Funding Mortgage Security I
  Series 1996-S4, Class A13
   7.250%                         02/25/26     5,366     5,482,789
                                                      ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $63,893,520)                                   63,378,907
                                                      ------------
MORTGAGE-BACKED SECURITIES -- 5.2%
Federal Home Loan Mortgage Corp.
   7.500%                         05/01/27       816       836,877
Federal National Mortgage
  Association Pool #303724
   6.000%                         01/01/11     6,312     6,304,533
Federal National Mortgage
  Association Pool #305189
   9.000%                         01/01/25        41        42,924
Federal National Mortgage
  Association Pool #305555
   9.000%                         01/01/25       300       316,885
Federal National Mortgage
  Association Pool #306031
   9.000%                         02/01/25       623       658,546


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal National Mortgage
  Association Pool #306674
   9.000%                         03/01/25    $  273  $    288,540
Federal National Mortgage
  Association Pool #317306
   9.000%                         07/01/25       198       208,909
Federal National Mortgage
  Association Pool #338001
   9.000%                         10/01/25        15        15,537
Government National Mortgage
  Association Pool #8747
   7.000%                         11/20/25       138       140,685
Government National Mortgage
  Association Pool #326150
   7.000%                         09/15/23       219       223,528
Government National Mortgage
  Association Pool #333668
   7.000%                         07/15/23       634       647,595
Government National Mortgage
  Association Pool #345039
   7.000%                         09/15/23       703       718,728
Government National Mortgage
  Association Pool #345536
   7.000%                         01/15/24       485       495,697
Government National Mortgage
  Association Pool #351638
   7.000%                         06/15/23       643       657,377
Government National Mortgage
  Association Pool #377553
   7.000%                         07/15/25       656       667,182
Government National Mortgage
  Association Pool #383330
   7.000%                         07/15/25       945       960,514
Government National Mortgage
  Association Pool #391901
   7.000%                         07/15/25       708       720,075
Government National Mortgage
  Association Pool #397755
   7.000%                         05/15/24       621       634,231
Government National Mortgage
  Association Pool #406568
   7.000%                         07/15/25       764       776,200
Government National Mortgage
  Association Pool #407660
   7.000%                         07/15/25       686       697,445
Government National Mortgage
  Association Pool #780023
   7.000%                         09/15/24       746       760,780
                                                      ------------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $16,214,782)                                   16,772,788
                                                      ------------


CORPORATE BONDS -- 24.7%
ELECTRIC -- 0.7%
Consolidated Edison Co., Inc.
   6.625%                         07/01/05     2,150     2,233,312
                                                      ------------

                       See Notes to Financial Statements.
18

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK -- 3.8%
First Chicago NBD Bancorp
   7.250%                         08/15/04   $ 3,320  $  3,519,200
National City Capital Trust I
   6.750%                         06/01/99     3,600     3,622,500
Sanwa Business Credit Corp.
   5.728%                         03/13/00     5,000     4,999,000
                                                      ------------
                                                        12,140,700
                                                      ------------
FINANCE - NON-BANK -- 8.4%
American Express Credit Corp.
   6.125%                         11/15/01       440       442,750
Associates Corp. of North America
   5.750%                         10/15/03       190       187,387
Associates Corp. N.A. Euro Bond
   6.875%                         06/20/02     1,775     1,817,156
Beneficial Corp.
   8.400%                         05/15/08        20        23,075
Beneficial Finance Corp., MTN
   9.130%                         07/25/01     1,000     1,085,000
Case Credit Corp.
   5.930%                         02/26/01     4,000     3,985,000
Caterpillar Financial Services
  Corp., MTN
   8.290%                         03/04/99     1,000     1,015,720
Hartford Life, Inc.
   7.100%                         06/15/07     3,725     3,887,969
Household Finance Corp.
   8.550%                         10/15/04     3,000     3,082,500
Lehman Brothers Holdings, Inc.
   7.375%                         05/15/04     4,540     4,755,650
PDVSA Finance, Ltd. Series 1998-1B
   6.650%                         02/15/06     1,200     1,183,500
Racers QHEL Series 1997, Class A-1
   9.499%                         05/15/17     1,115     1,128,937
Salomon Smith Barney Holdings, Inc.
   5.875%                         02/01/01     3,885     3,870,431
SunAmerica, Inc.
   5.600%                         07/31/97     1,050       825,563
                                                      ------------
                                                        27,290,638
                                                      ------------
INDUSTRIAL -- 8.8%
Browning - Ferris Industries, Inc.
   6.100%                         01/15/03     1,000     1,003,750
E.I. du Pont de Nemours & Co. Euro
   7.500%                         06/11/99       440       446,600
Ford Motor Co.
   9.000%                         09/15/01     4,000     4,340,000
Heinz (H.J.) Co. Euro
   7.500%                         04/26/00     1,000     1,023,750
James River Corp.
   6.700%                         11/15/03     4,000     4,070,000
Lockheed Martin Corp.
   6.550%                         05/15/99     4,200     4,221,000
Raytheon Co.
   6.750%                         08/15/07     3,765     3,887,363
Sears, Roebuck & Co. MTN
   8.390%                         02/14/02       800       859,000


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Sears, Roebuck Acceptance Corp.
   6.020%                         02/20/03   $ 1,400  $  1,389,500
Union Pacific Resources Group, Inc.
   6.500%                         05/15/05     3,700     3,677,430
Walt Disney Co.
   6.375%                         03/30/01     2,785     2,826,775
WMX Technologies, Inc.
   6.250%                         10/15/00       700       701,750
                                                      ------------
                                                        28,446,918
                                                      ------------
OIL -- 0.0%
Atlantic Richfield Co.
   9.125%                         03/01/11       100       125,000
                                                      ------------
OTHER UTILITIES -- 0.5%
KN Energy, Inc.
   6.450%                         03/01/03     1,530     1,545,300
                                                      ------------
TRANSPORTATION -- 2.5%
CSX Corp.
   7.250%                         05/01/27     4,730     5,072,925
Norfolk Southern Corp.
   7.350%                         05/15/07     3,000     3,191,250
                                                      ------------
                                                         8,264,175
                                                      ------------
TOTAL CORPORATE BONDS
   (Cost $78,329,261)                                   80,046,043
                                                      ------------
INTERNATIONAL BONDS -- 1.5%
Telstra Corp. Ltd. Euro Bond
  (Cost $4,580,589)
   6.500%                         11/28/05     4,625     4,734,844
                                                      ------------
SUPRANATIONAL BONDS -- 1.0%
African Development Bank
  (Cost $3,094,719)
   7.750%                         12/15/01     3,000     3,176,250
                                                      ------------
YANKEE BONDS -- 5.7%
Banco Santiago S.A.
   7.000%                         07/18/07     3,730     3,450,250
Cable & Wireless Communications Notes
   6.625%                         03/06/05       955       965,744
Empresa Nacional Electric
   7.750%                         07/15/08     2,400     2,394,000
Export-Import Bank Korea
   6.500%                         11/15/06     2,185     1,728,881
Glaxo Wellcome P.L.C. Euro Bond
   6.125%                         01/25/06     3,655     3,691,550
Korea Development Bank
   5.875%                         12/01/98     4,000     3,910,000
   7.375%                         09/17/04     1,415     1,142,613
Korea Electric Power Global
   6.375%                         12/01/03     1,455     1,158,544
                                                      ------------
TOTAL YANKEE BONDS
   (Cost $19,515,931)                                   18,441,582
                                                      ------------

                       See Notes to Financial Statements.
                                                                              19

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
U.S. TREASURY OBLIGATIONS -- 13.4%
U.S. TREASURY BILLS*-- 0.1%
   5.190%                         11/19/98   $   250  $    245,075
                                                      ------------
U.S. TREASURY NOTES -- 13.3%
   7.500%                         10/31/99     1,515     1,552,875
   7.750%                         12/31/99     2,850     2,940,716
   6.750%                         04/30/00     6,500     6,637,864
   5.750%                         10/31/00     5,100     5,126,009
   5.500%                         12/31/00     1,200     1,199,712
   6.375%                         09/30/01       500       512,050
   7.500%                         11/15/01     1,650     1,747,564
   5.875%                         11/30/01       790       798,082
   6.625%                         04/30/02     3,625     3,757,457
   5.750%                         10/31/02     1,500     1,512,420
   7.875%                         11/15/04     1,725     1,937,623
   6.500%                         05/15/05     1,200     1,267,104
   7.000%                         07/15/06    13,050    14,254,515
                                                      ------------
                                                        43,243,991
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $43,434,594)                                   43,489,066
                                                      ------------

                                            SHARES
                                           ---------
TEMPORARY INVESTMENTS -- 0.7%
Goldman Sachs Financial Square
  Money Market Portfolio                   1,125,579     1,125,579
Goldman Sachs Institutional Liquid
  Assets Money Market Portfolio            1,202,262     1,202,262
J.P. Morgan Institutional Prime
  Money Market Portfolio                      41,346        41,346
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $2,369,187)                                     2,369,187
                                                      ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $322,622,384)                                  324,705,803
                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)         (1,129,666)
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 31,243,787 and 361,078
   shares outstanding of Institutional
   Class and Class A, respectively,
   $.001 par value; 200,000,000
   authorized shares (Note 7)                         $323,576,137
                                                      ============

                                                      VALUE(DAGGER)
                                                      ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($319,880,453/31,243,787)                     $10.24
                                                            ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER CLASS A SHARE ($3,695,684/361,078)              $10.24
                                                            ======
----------
(DAGGER) See Note 2a to the Financial Statements.
* Security pledged as collateral for futures contracts.
MTN -- Medium Term Note.
IO -- Interest Only security.
PO -- Principal Only security.

                                           NUMBER OF   UNREALIZED
                                           CONTRACTS  DEPRECIATION
                                           ---------  ------------
Futures Contracts -- Long Position
  U.S. Treasury Notes, September 1998          115      $(13,031)
                                               ===      ========

                       See Notes to Financial Statements.
20

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
ASSET-BACKED SECURITIES -- 21.0%
AESOP Funding II Series 1997-1,
  Class A1
   6.220%                         10/20/01    $2,000  $  2,010,000
Banco Nacional de Mexico, S.A.
  Series 1996-A, Class A1
   6.250%                         12/01/03     2,000     2,005,703
BankAmerica Manufactured Housing
  Contract Series 1998-2, Class B1
   7.930%                         11/10/28     2,284     2,291,137
Bridgestone/Firestone Master Trust
  Series 1996-1, Class A
   6.170%                         07/01/03     2,080     2,093,850
Capita Equipment Receivables Trust
  Series 1996-1, Class A4
   6.280%                         06/15/00       500       502,388
Case Equipment Loan Trust
  Series 1997-A, Class B
   6.700%                         03/15/04       750       768,311
Charming Shoppes Master Trust
  Series 1997-1, Class A
   6.006%                         04/15/06     2,500     2,500,000
Chemical Credit Card Master Trust
  Series 1995-2, Class A
   6.230%                         06/15/03       610       616,456
Citibank Credit Card Master Trust I
  Series 1997-2, Class B
   6.700%                         02/15/04     1,000     1,022,706
Citibank Credit Card Master Trust I
   Series 1998-1, Class A
   5.750%                         01/15/03       250       248,625
First Bankcard Credit Card Master Trust
  Private Placement Series 1997-1, Class A
   5.656%                         05/15/03     1,000       999,844
First Plus Home Loan Trust
  Series 1997-3, Class A6
   7.080%                         07/10/17     1,125     1,157,238
First USA Credit Card Master Trust
  Series 1997-6, Class A
   6.420%                         03/17/05       150       153,155
Green Tree Financial Corp.
  Series 1997-4, Class A5
   6.880%                         02/15/29     2,000     2,037,390
Green Tree Financial Corp.
  Series 1997-7, Class A8
   6.860%                         08/15/29     3,445     3,530,365
Household Credit Card Master Trust I
  Series 1995-1, Class A
   5.826%                         12/15/02       780       780,936
MBNA Corp. Series 1998-C, Class C
   6.350%                         11/15/05     1,250     1,250,391
Metris Master Trust Series 1997-1,
  Class A
   6.870%                         10/20/05     3,350     3,458,662
Rental Car Funding Corp. Series 1997-1,
  Class A3
   6.600%                         09/25/07     3,447     3,501,937


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
ASSET-BACKED SECURITIES (CONTINUED)
SBC Glacier Finance Ltd. Series
  1997-1, Class A
   5.848%                         09/10/04    $1,500  $  1,500,000
Standard Credit Card Master Trust
  Series 1994-3, Class B
   7.000%                         04/07/01       400       403,506
Team Fleet Financing Corp.
  Series 1997-1, Class A
   7.350%                         05/15/03     1,250     1,294,962
The Money Store Home Equity Trust
  Series 1994-B, Class A3
   7.100%                         11/15/16       612       619,243
Toyota Auto Lease Trust Series 1997-A,
  Class B
   6.750%                         04/26/04     1,500     1,518,047
                                                      ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $35,783,928)                                    36,264,852
                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 33.9%
American Southwest Financial Securities
  Corp. Series 1996-FH, Class A1
   6.675%                         11/25/38        80        80,913
Asset Securitization Corp. Series
  1997-D4, Class PS1 IO
   1.012%                         04/14/29    16,271     1,227,931
Chase Commercial Mortgage Securities
  Corp. Series 1997-1, Class A1
   7.270%                         07/19/04     2,108     2,182,011
Chase Mortgage Finance Corp.
  Series 1993-0, Class A5
   6.600%                         12/25/09       889       898,441
Countrywide Funding Corp.
  Series 1994-11, Class A12
   7.204%                         05/25/24       476       477,133
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
   8.696%                         11/28/11       819       842,576
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
   7.315%                         05/25/28     2,450     2,515,078
Federal Home Loan Mortgage Corp.
  Series 1735, Class L
   6.500%                         06/15/24     3,198     3,160,834
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
   7.000%                         05/15/26     4,773     4,955,223
Federal Home Loan Mortgage Corp.
  Series 1865, Class PE
   7.000%                         07/15/26       750       778,679
Federal Home Loan Mortgage Corp.
  Series 1871, Class H
   7.000%                         11/15/12     1,000     1,040,541
Federal Home Loan Mortgage Corp.
  Series 2021, Class PQ
   6.000%                         09/15/23     5,696     5,617,806
Federal National Mortgage Association
  Series 110, Class 2 IO
   9.000%                         11/25/19     2,249       565,461

                       See Notes to Financial Statements.
                                                                              21

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 145, Class 1 PO
  10.058%                         06/25/22    $2,275  $  1,874,046
Federal National Mortgage Association
  Series 1992-216, Class ZB
   7.000%                         12/25/22       573       581,884
Federal National Mortgage Association
  Series 1993-167, Class SL
   6.923%                         01/25/22     2,200     2,153,250
Federal National Mortgage Association
  Series 1993-210, Class S
  10.094%                         11/25/23     1,145     1,065,709
Federal National Mortgage Association
  Series 1993-220, Class SE
   6.365%                         11/25/13     4,311     4,074,158
Federal National Mortgage Association
  Series 1994-30, Class H
   6.250%                         11/25/22     2,550     2,579,477
Federal National Mortgage Association
  Series 1996-53, Class PE
   6.500%                         11/18/10     2,375     2,432,329
Federal National Mortgage Association
  Series 1997-20 IO
   1.840%                         03/25/27    15,547       680,165
Federal National Mortgage Association
  Series G-18, Class Z
   8.750%                         06/25/21     2,097     2,255,913
GE Capital Mortgage Services, Inc.
  Series 1994-10, Class A23
   6.500%                         03/25/24     2,497     2,438,111
GE Capital Mortgage Services, Inc.
  Series 1997-5, Class A2
   7.500%                         06/25/27     2,000     2,037,432
Merrill Lynch Mortgage Investors, Inc.
  Series 1998-C2, Class A1
   6.220%                         02/15/30     1,159     1,167,762
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
   6.750%                         08/25/27     2,100     2,117,942
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
   6.750%                         10/25/27     2,188     2,199,573
Residential Asset Securitization Trust
  Series 1997-A8, Class A3
   7.000%                         10/25/27     1,738     1,745,078
Residential Funding Mortgage Security I
  Series 1993-S20, Class A11
   7.250%                         06/25/08     1,993     2,052,477
Residential Funding Mortgage Security I
  Series 1996-S4, Class A13
   7.250%                         02/25/26     2,683     2,741,394
                                                      ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $57,557,291)                                   58,539,327
                                                      ------------


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
MORTGAGE-BACKED SECURITIES -- 4.8%
Federal National Mortgage Association
  Pool #305555
   9.000%                         01/01/25    $  307  $    323,800
Federal National Mortgage Association
  Pool #359740
   7.000%                         10/01/26       324       328,628
Federal National Mortgage Association
  Pool #364248
   7.000%                         01/01/27       319       324,143
Federal National Mortgage Association
  Pool #364731
   7.000%                         12/01/26       248       251,890
Government National Mortgage
  Association Pool #780167
   7.000%                         12/15/24     6,902     7,041,826
                                                      ------------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $8,189,164)                                     8,270,287
                                                      ------------
CORPORATE BONDS -- 19.3%
ELECTRIC -- 0.6%
Public Service Electric & Gas Co.
   6.500%                         05/01/04     1,000     1,027,500
                                                      ------------
FINANCE - BANK -- 1.8%
BankBoston Corp.
   7.000%                         09/15/07     2,500     2,625,000
Mellon Financial Co.
   6.300%                         06/01/00       500       503,750
                                                      ------------
                                                         3,128,750
                                                      ------------
FINANCE - NON-BANK -- 3.9%
American General Institutional Capital
  Securities Series A
   7.570%                         12/01/45       590       636,462
Associates Corp. N.A. Euro Bond
   6.875%                         06/20/02       355       363,431
Commercial Credit Co.
   7.750%                         03/01/05       210       227,850
Lehman Brothers Holdings, Inc.
   8.800%                         03/01/15       630       752,062
PaineWebber Group, Inc.
   6.750%                         02/01/06     1,000     1,020,000
PDVSA Finance, Ltd. Series 1998-1B
   6.650%                         02/15/06       600       591,750
Racers QHEL Series 1997, Class A-1
   9.499%                         05/15/17     1,050     1,063,125
Salomon Smith Barney Holdings, Inc.
   5.875%                         02/01/01       200       199,250
   6.500%                         10/15/02       200       203,250
SunAmerica Inc.
   5.600%                         07/31/97       480       377,400
Xerox Credit Corp. Euro Bond
   5.400%                         09/11/00     1,300     1,283,750
                                                      ------------
                                                         6,718,330
                                                      ------------

                       See Notes to Financial Statements.
22

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL -- 10.6%
A.H. Belo Corp.
   7.250%                         09/15/27    $1,500  $  1,590,000
Air Products & Chemicals, Inc.
   6.862%                         10/25/03     2,250     2,320,313
Boston University
   7.625%                         07/15/97       410       468,425
Dayton-Hudson Corp.
   9.750%                         11/01/98       500       505,260
Ford Motor Co.
   7.400%                         11/01/46     1,055     1,171,050
General Motors Corp.
   6.750%                         05/01/28       830       841,413
Hertz Corp.
   6.500%                         04/01/00       500       503,750
Honeywell, Inc.
   7.350%                         05/15/00       200       205,250
International Business Machines Corp.
   6.500%                         01/15/28     1,720     1,722,150
James River Corp.
   6.700%                         11/15/03     2,000     2,035,000
Procter & Gamble Co. Euro Bond
   9.625%                         01/14/01       400       436,000
Sears, Roebuck Acceptance Corp.
   6.020%                         02/20/03     1,350     1,339,875
Sony Corp.
   6.125%                         03/04/03     2,210     2,223,813
Wal-Mart Stores, Inc.
   9.100%                         07/15/00       100       106,125
Wal-Mart Stores, Inc. Euro Bond
   6.750%                         05/24/02       125       128,125
Walt Disney Co.
   6.375%                         03/30/01       500       507,500
Xerox Capital Trust I
   8.000%                         02/01/27       810       884,925
Xerox Corp. Euro Bond
   5.750%                         07/21/00     1,310     1,306,725
                                                      ------------
                                                        18,295,699
                                                      ------------
OTHER UTILITIES -- 0.1%
KN Energy, Inc.
   6.450%                         03/01/03       130       131,300
                                                      ------------
TELEPHONES -- 1.3%
  BellSouth Telecommunications, Inc.
   7.625%                         05/15/35       215       227,900
New England Telephone &
  Telegraph Co.
   7.875%                         11/15/29     1,720     2,061,850
                                                      ------------
                                                         2,289,750
                                                      ------------
TRANSPORTATION -- 1.0%
CSX Corp.
   7.250%                         05/01/27     1,610     1,726,725
                                                      ------------
TOTAL CORPORATE BONDS
   (Cost $32,510,501)                                   33,318,054
                                                      ------------


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
INTERNATIONAL BONDS -- 0.4%
Telstra Corp. Ltd. Euro Bond
  (Cost $745,238)
   6.500%                         11/28/05    $  750  $    767,813
                                                      ------------
SUPRANATIONAL BONDS -- 1.2%
African Development Bank
  (Cost $2,063,146)
   7.750%                         12/15/01     2,000     2,117,500
                                                      ------------
YANKEE BONDS -- 3.7%
Banco Santiago S.A.
   7.000%                         07/18/07     1,610     1,485,225
Cable & Wireless Communications
  Notes
   6.625%                         03/06/05       465       470,231
Empresa Nacional Electric
   7.750%                         07/15/08     1,700     1,695,750
Export-Import Bank Korea
   6.500%                         11/15/06       240       189,900
Glaxo Wellcome P.L.C. Euro Bond
   6.125%                         01/25/06       550       555,500
Hydro-Quebec
   8.050%                         07/07/24       220       262,625
Korea Development Bank
   7.375%                         09/17/04     1,045       843,838
Korea Electric Power Global
   6.375%                         12/01/03       605       481,731
United Utilities P.L.C.
   6.450%                         04/01/08       500       503,750
                                                      ------------
TOTAL YANKEE BONDS
   (Cost $6,882,176)                                     6,488,550
                                                      ------------
U.S. TREASURY OBLIGATIONS -- 6.8%
U.S. TREASURY BILLS* -- 0.2%
   5.010%                         10/01/98       350       345,555
                                                      ------------
U.S. TREASURY BONDS -- 0.2%
   8.875%                         08/15/17       218       297,005
                                                      ------------
U.S. TREASURY NOTES -- 6.4%
   4.750%                         10/31/98       500       498,980
   5.500%                         04/15/00     1,700     1,700,986
   6.500%                         05/31/01       500       512,865
   7.500%                         11/15/01       510       540,156
   6.500%                         05/15/05       600       633,552
   7.000%                         07/15/06     6,545     7,149,104
                                                      ------------
                                                        11,035,643
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,651,389)                                   11,678,203
                                                      ------------

                       See Notes to Financial Statements.
                                                                              23

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
MUNICIPAL BONDS -- 1.7%
Massachusetts State Turnpike Authority
  Metropolitan Highway System
  Revenue Bonds Series A
   5.000%                         01/01/37    $1,600  $  1,539,248
New York City Municipal Water Financing
  Authority Revenue Bonds Series B
   5.250%                         06/15/29     1,405     1,405,000
                                                      ------------
TOTAL MUNICIPAL BONDS
   (Cost $2,902,602)                                     2,944,248
                                                      ------------
COMMERCIAL PAPER -- 2.8%
Comdisco, Inc.
  (Cost $4,795,432)
   5.710%                         07/07/98     4,800     4,795,432
                                                      ------------
                                            SHARES
                                          ----------
TEMPORARY INVESTMENTS -- 4.2%
Goldman Sachs Financial Square
  Money Market Portfolio                   1,625,215     1,625,215
Goldman Sachs Institutional Liquid
  Assets Money Market Portfolio            5,550,986     5,550,986
J.P. Morgan Institutional Prime
  Money Market Portfolio                      44,114        44,114
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $7,220,315)                                     7,220,315
                                                      ------------
TOTAL INVESTMENTS -- 99.8%
   (Cost $170,301,182)                                 172,404,581
                                                      ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%              416,095
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 16,675,583 and 166,832
   shares of beneficial interest outstanding
   of Institutional Class and Class A,
   respectively, $.001 par value (Note 7)             $172,820,676
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($171,108,807/16,675,583)                     $10.26
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($1,711,869/166,832)                                      $10.26
                                                            ======

-----------
(DAGGER) See Note 2a to the Financial Statements.
* Security pledged as collateral for futures contracts.
IO - Interest Only Security.
PO - Principal Only Security.
                                           NUMBER OF   UNREALIZED
                                           CONTRACTS  DEPRECIATION
                                          ----------  ------------
Futures Contracts - Long Position
   U.S. Treasury Notes, September 1998         20       $ (2,219)
   U.S. Treasury Bonds, September 1998         75         (9,375)
                                              ---       --------
Total Futures Contracts                        95       $(11,594)
                                              ===       ========

                       See Notes to Financial Statements.
24

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
AGENCY OBLIGATIONS -- 27.9%
AID - Israel Guaranteed Notes
   6.050%                         08/15/00    $ 1,40  $  1,412,250
Banco Vivienda del Peru
   9.980%                         08/01/08     3,150     3,622,500
Federal Farm Credit Bank
   7.170%                         04/25/02     3,500     3,671,710
Federal Home Loan Bank
   6.040%                         06/21/00     2,450     2,467,542
Federal Home Loan Mortgage Corp.
   7.010%                         07/11/07       850       879,367
Federal National Mortgage Association
   6.375%                         10/13/00     1,500     1,501,470
   5.625%                         03/15/01     3,000     2,998,590
Honduras Aid
  13.000%                         06/01/01     1,268     1,389,697
Private Export Funding Corp.
   9.450%                         12/31/99     5,000     5,268,750
   7.030%                         10/31/03     1,650     1,746,937
Small Business Administration
  Participation Certificates,
  Series 1995-20J, Class 1
   6.850%                         10/01/15     2,773     2,874,532
Small Business Administration
  Participation Certificates,
   Series 1997-10C, Class 1
   6.950%                         05/01/07     1,482     1,525,993
                                                      ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $28,835,477)                                   29,359,338
                                                      ------------
ASSET-BACKED SECURITIES -- 7.7%
BankBoston Marine Asset Backed Trust
  Series 1997-2, Class A3
   6.320%                         03/15/06     1,600     1,601,440
Contimortgage Home Equity Loan Trust
  Series 1998-2 A5
   6.280%                         09/15/16     2,500     2,502,344
Green Tree Home Equity Loan Trust
  Series 1998-A, Class A5 IO
   8.000%                         06/15/29    10,000     1,925,000
Metris Master Trust Series 1997-1,
   Class A
   6.870%                         10/20/05     2,000     2,064,873
                                                      ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $8,059,978)                                     8,093,657
                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.9%
DLJ Mortgage Acceptance Corp. Series
  1998-A, Class A2
   7.315%                         05/25/28     1,985     2,037,726
Federal National Mortgage Association
  Series 1990-96, Class E
   9.670%                         01/25/17       600       613,686
Federal National Mortgage Association
  Series 1992-29, Class A
   6.400%                         09/25/14       301       299,900


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1993-167, Class SL
   6.923%                         01/25/22    $1,390  $  1,360,462
Federal National Mortgage Association
  Series 1996-M4, Class A
   7.750%                         03/17/17     1,851     1,881,911
Federal National Mortgage Association
  Series 1997-20 IO
   1.840%                         03/25/27    10,484       458,680
Federal National Mortgage Association
  Series 1997-M2, Class A
   7.350%                         09/17/03     3,089     3,197,257
Federal National Mortgage Association
  Series 1997-M5, Class C
   6.740%                         08/25/07     3,000     3,015,000
Federal National Mortgage Association
  Series 1998-M2, Class CP1 IO
   0.946%                         02/25/02    51,375     1,605,469
Residential Funding Mortgage Security I
  Series 1996-S4, Class A13
   7.250%                         02/25/26     1,219     1,246,088
                                                      ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $15,849,504)                                   15,716,179
                                                      ------------
MORTGAGE-BACKED SECURITIES -- 21.3%
Federal Home Loan Mortgage Corp.
  Pool #W10002
   6.775%                         11/01/03     2,320     2,393,950
Federal Home Loan Mortgage Corp.
  Pool #865008
   8.454%                         02/01/18        49        51,261
Federal National Mortgage Association
  Pool #8217
  11.000%                         12/01/15     1,453     1,618,714
Federal National Mortgage Association
  Pool #73738
   6.825%                         11/01/01     3,748     3,875,748
Federal National Mortgage Association
  Pool #73755
   6.890%                         01/01/02     2,881     2,953,137
Federal National Mortgage Association
  Pool #303724
   6.000%                         01/01/11     3,263     3,258,523
Federal National Mortgage Association
  Pool #375255
   6.920%                         07/01/04       992     1,035,427
Government National Mortgage
  Association Pool #8720
   7.000%                         10/20/25       361       368,072
Government National Mortgage
  Association Pool #162989
   9.000%                         05/15/16        16        17,931
Government National Mortgage
  Association Pool #227125
   9.000%                         07/15/17       114       123,778
Government National Mortgage
  Association Pool #346458
   8.000%                         03/15/23       240       250,565

                       See Notes to Financial Statements.
                                                                              25

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #352110
   7.000%                         08/15/23    $3,068  $  3,135,435
Government National Mortgage
  Association Pool #780389
   9.000%                         08/15/09     3,051     3,325,026
                                                      ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $21,643,906)                                    22,407,567
                                                      ------------
CORPORATE BONDS -- 3.9%
Rowan Cos.
  (Cost $4,100,000)
   6.150%                         07/01/10     4,100     4,103,280
                                                      ------------
U.S. TREASURY OBLIGATIONS -- 20.2%
U.S. TREASURY BILLS* -- 0.3%
   5.010%                         10/01/98       250       246,825
                                                      ------------
U.S. TREASURY BONDS -- 7.8%
   8.875%                         08/15/17     2,659     3,622,648
   8.750%                         08/15/20     3,000     4,122,960
   6.750%                         08/15/26       400       457,860
                                                      ------------
                                                         8,203,468
                                                      ------------
U.S. TREASURY NOTES -- 12.1%
   5.875%                         08/31/99       400       401,680
   5.875%                         11/15/99     3,000     3,014,430
   5.500%                         12/31/00     5,000     4,998,800
   6.375%                         09/30/01       500       512,050
   5.875%                         11/30/01     1,300     1,313,299
   7.000%                         07/15/06     2,300     2,512,290
                                                      ------------
                                                        12,752,549
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $20,973,340)                                   21,202,842
                                                      ------------



                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------


TEMPORARY INVESTMENTS -- 2.6%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio
  (Cost $2,753,441)                        2,753,441  $  2,753,441
                                                      ------------
TOTAL INVESTMENTS -- 98.5%
   (Cost $102,215,646)                                 103,636,304
                                                      ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 1.5%                                   1,603,421
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 6,299,959 and 66,181
   shares of beneficial interest
   outstanding of Institutional Class
   and Class A, respectively, $.001 par
   value (Note 7)                                     $105,239,725
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($104,145,655/6,299,959)                      $16.53
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($1,094,070/66,181)                                       $16.53
                                                            ======

----------
(DAGGER) See Note 2a to the Financial Statements.
* Security pledged as collateral for futures contracts.
IO -- Interest Only security.

                                           NUMBER OF   UNREALIZED
                                           CONTRACTS  DEPRECIATION
                                           ---------  ------------
Futures Contracts -- Long Position
   U.S. Treasury Notes, September 1998         52       $(6,219)
   U.S. Treasury Bonds, September 1998         28        (3,500)
                                              ---       -------
Total Futures Contracts                        80       $(9,719)
                                              ===       =======

                       See Notes to Financial Statements.
26

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS -- 95.0%
ARIZONA -- 3.4%
Salt River Project, Arizona, Agriculture
  & Improvement District Revenue
  Bonds Series B
   6.500%                         01/01/04    $6,050  $  6,745,750
                                                      ------------
CALIFORNIA -- 6.9%
Central Coast Water Authority, California
  Revenue Bonds (State Water
  Project Regional Facilities)
   6.500%                         10/01/14     6,000     6,675,000
Metropolitan Water District, Southern
  California Waterworks Revenue
  Bonds Series C
   5.250%                         07/01/15     4,000     4,080,000
Redding, California, Joint Powers
  Financing Authority Electric System
  Revenue Bonds Series A
   5.250%                         06/01/15     3,000     3,063,750
                                                      ------------
                                                        13,818,750
                                                      ------------
COLORADO -- 1.7%
Denver, Colorado, City & County
  Airport Revenue Bonds Series A
   7.500%                         11/15/06     3,000     3,457,500
                                                      ------------
CONNECTICUT -- 1.5%
Connecticut State Clean Water
  Revenue Bonds
   5.250%                         03/01/15     3,000     3,060,000
                                                      ------------
DELAWARE -- 1.9%
Delaware State General Obligation
  Bonds
   6.125%                         04/01/01     3,700     3,903,500
                                                      ------------
FLORIDA -- 7.9%
Broward County, Florida, School
  Board Certificates of Participation
  Revenue Bonds Series C
   5.750%                         07/01/05     4,615     5,001,506
Florida State Department of
  Transportation-Right of Way General
  Obligation Bond Series B
   5.000%                         07/01/15     5,105     5,085,856
Gainesville, Florida, Utilities System
  Revenue Bonds Series A
   5.750%                         10/01/07     1,500     1,644,375
Inland Protection Financing Corp.,
  Florida, Special Obligation
  Revenue Bonds
   5.000%                         07/01/02     4,000     4,140,000
                                                      ------------
                                                        15,871,737
                                                      ------------


ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 2.2%
Chicago, Illinois, Metropolitan Water
  Reclamation District-Greater
  Chicago Capital Improvement
  General Obligation Bonds
   6.050%                         12/01/09    $1,000  $  1,132,500
   6.300%                         12/01/09     1,000     1,122,500
Illinois Health Facilities Authority,
  Trinity Medical Center Revenue
  Bonds
   7.000%                         07/01/12     2,000     2,225,000
                                                      ------------
                                                         4,480,000
                                                      ------------
INDIANA -- 3.8%
Indiana Health Facility Financing
  Authority Hospital Revenue
  Bonds (Clarian Health Partners)
  Series A
   6.000%                         02/15/05     4,000     4,330,000
Indiana Municipal Power Agency,
  Power Supply System Revenue
  Bonds Series B
   6.000%                         01/01/11     3,000     3,345,000
                                                      ------------
                                                         7,675,000
                                                      ------------
KANSAS -- 1.5%
Kansas State Department of
  Transportation Highway
  Revenue Bonds
   7.250%                         03/01/04     2,555     2,954,219
                                                      ------------
LOUISIANA -- 3.0%
Louisiana State General Obligation
  Bonds
   7.750%                         08/01/06     5,000     6,118,750
                                                      ------------
MARYLAND -- 2.6%
Maryland State & Local Facility General
  Obligation Bonds Series 2
   5.000%                         08/01/06     5,000     5,237,500
                                                      ------------
MASSACHUSETTS -- 2.9%
Massachusetts State Water Resources
  Authority Revenue Bonds Series A
   5.500%                         07/15/22     3,000     3,153,750
Massachusetts State Health &
  Educational Facilities Authority
  Revenue Bonds (Northeastern
  University) Series D
   7.125%                         10/01/10     1,500     1,621,875
Southbridge, Massachusetts,
  General Obligation Bonds
   6.375%                         01/01/12     1,000     1,083,750
                                                      ------------
                                                         5,859,375
                                                      ------------

                       See Notes to Financial Statements.
                                                                              27

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN -- 5.1%
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital)
  Series A
   5.000%                         11/01/04    $1,075  $  1,087,094
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital)
  Series B
   5.000%                         11/01/04     2,140     2,164,075
Detroit, Michigan, Water Supply System
  Revenue Bonds Series A
   5.300%                         07/01/09     1,000     1,057,500
Michigan State Hospital Finance
  Authority Revenue Bonds
  (Chelsea Community Hospital)
   5.000%                         05/15/12     3,630     3,525,637
Oakland University, Michigan,
  Revenue Bonds
   5.000%                         05/15/10     1,180     1,212,450
   5.100%                         05/15/11     1,175     1,207,312
                                                      ------------
                                                        10,254,068
                                                      ------------
MISSISSIPPI -- 1.6%
Mississippi River Bridge Authority
  Revenue Bonds
   6.750%                         11/01/12     3,000     3,303,750
                                                      ------------
MISSOURI -- 2.5%
Kansas City, Missouri, General Obligation
  Bonds (Streetlight Project) Series B
   5.000%                         02/01/14     1,990     1,997,462
Missouri State Regional Convention &
  Sports Complex Authority Revenue
  Bonds Series A
   6.900%                         08/15/21     2,750     3,093,750
                                                      ------------
                                                         5,091,212
                                                      ------------
MONTANA -- 2.5%
Forsyth, Montana, Pollution Control
  Revenue Bonds (Portland General
  Electric Co. Project) Series A 1983
   4.600%                         05/01/33     5,000     5,037,500
                                                      ------------
NEBRASKA -- 0.5%
Omaha, Nebraska, General
  Obligation Bonds
   5.125%                         12/01/99     1,070     1,092,738
                                                      ------------
NEW JERSEY -- 2.8%
New Jersey State Highway Authority,
  Garden State Parkway General
  Revenue Bonds
   6.200%                         01/01/10     5,000     5,718,750
                                                      ------------


ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK -- 6.2%
New York City General Obligation
  Bonds Series H
   6.000%                         08/01/10    $3,000  $  3,273,750
New York State Dormitory Authority
  Revenue Bonds (FHA-Hospital &
  Nursing Home) Series A
   4.500%                         08/15/00     1,720     1,737,200
   4.750%                         08/15/01     1,785     1,818,469
New York State General Obligation
  Bonds Series B
   6.375%                         08/15/00     3,750     3,937,500
Westchester County, New York,
  General Obligation Bonds Series D
   4.625%                         11/15/10     1,600     1,612,000
                                                      ------------
                                                        12,378,919
                                                      ------------
OHIO -- 1.4%
Warren, Ohio, Hospital Revenue Bonds
  (Warren General Hospital Project)
  Series B
   7.300%                         11/15/14     2,325     2,711,531
                                                      ------------
SOUTH CAROLINA -- 2.9%
Charleston, South Carolina, Waterworks
  & Sewer Revenue Bonds
   6.000%                         01/01/12     2,900     3,081,250
South Carolina State Capital
  Improvement General Obligation
  Bonds Series V
   6.500%                         02/01/00     2,635     2,726,171
                                                      ------------
                                                         5,807,421
                                                      ------------
TENNESSEE -- 3.0%
Tennessee State General Obligation
  Bonds
   5.000%                         05/01/08     5,700     5,985,000
                                                      ------------
TEXAS -- 11.4%
Bexar County, Texas, Detention Facilities
  General Obligation Bonds
   7.250%                         06/15/04     1,000     1,156,250
Brazos River Authority, Texas, Pollution
  Control Revenue Bonds (Texas
  Utilities Electric Co.) Series B
   4.150%                         06/01/30     5,000     5,000,000
Garland, Texas, General Obligation
  Bonds
   5.500%                         02/15/06     1,000     1,076,250
North Forest, Texas, Independent School
  District General Obligation Bonds
   5.500%                         08/15/07     1,320     1,420,650
Rockwall, Texas, Independent School
  District General Obligation Bonds
   4.600%                         08/15/07     2,005     2,002,494
Texas State Public Finance Authority
  General Obligation Bonds Series B
   7.000%                         10/01/02     1,000     1,038,750

                       See Notes to Financial Statements.
28

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
University of Texas Revenue Bonds
   5.000%                         07/01/16    $5,000  $  5,006,250
University of Texas Revenue Bonds
  Financing System Series B
   6.000%                         08/15/06     3,540     3,933,825
West Central Texas Municipal Water
  District Revenue Bonds, Water
  Transmission Line Contract
   6.750%                         11/01/03     2,000     2,240,000
                                                      ------------
                                                        22,874,469
                                                      ------------
UTAH -- 6.2%
Jordan, Utah, School District General
  Obligation Bonds
   5.000%                         06/15/01     1,670     1,720,100
Salt Lake County, Utah, General
  Obligation Bonds
   4.250%                         12/15/04     5,480     5,493,700
Utah State General Obligation
  Bonds
   6.000%                         07/01/01     5,000     5,281,250
                                                      ------------
                                                        12,495,050
                                                      ------------
VIRGINIA -- 6.2%
Metropolitan Washington, D.C. Airports
  Authority, Virginia, General Airport
  Revenue Bonds Series B
   4.750%                         10/01/11     3,685     3,666,575
Virginia Commonwealth Transportation
  Board Revenue Bonds, Northern
  Virginia Transportation District PG-B
   5.000%                         05/15/15     3,310     3,289,313
Virginia State General Obligation Bonds
   6.000%                         06/01/03     5,000     5,412,500
                                                      ------------
                                                        12,368,388
                                                      ------------
WASHINGTON -- 1.6%
Washington State Motor Vehicle Fuel Tax
  General Obligation Bonds Series F
   5.300%                         07/01/13     1,000     1,033,750
Washington State Public Power Supply
  System Nuclear Project No. 2
  Revenue Bonds
   5.750%                         07/01/09     2,000     2,172,500
                                                      ------------
                                                         3,206,250
                                                      ------------
WISCONSIN -- 1.8%
Hartford, Wisconsin, Sewer System
  Revenue Bonds
   4.750%                         04/01/03     1,225     1,229,594
Wisconsin State Transportation
  Revenue Bonds Series A
   7.500%                         07/01/04     2,000     2,337,500
                                                      ------------
                                                         3,567,094
                                                      ------------
TOTAL MUNICIPAL BONDS
   (Cost $187,425,803)                                 191,074,221
                                                      ------------



                                            SHARES    VALUE(DAGGER)
                                           ---------  ------------
TEMPORARY INVESTMENTS -- 4.9%
Federated Tax-Free Obligation Fund         7,149,278  $  7,149,278
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio        2,809,849     2,809,849
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $9,959,127)                                      9,959,127
                                                      ------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $197,384,930)                                 201,033,348
                                                      ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.1%                                     158,029
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 18,703,817 and 66,828
   shares of beneficial interest outstanding
   of Institutional Class and Class A,
   respectively, $.001 par value (Note 7)             $201,191,377
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($200,475,108/18,703,817)                     $10.72
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($716,269/66,828)                                         $10.72
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.

                       See Notes to Financial Statements.
                                                                              29

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS -- 98.9%
ARIZONA -- 2.0%
Maricopa County, Arizona, Hospital
  Revenue Bonds
   6.125%                         04/01/18    $1,250  $  1,328,125
Maricopa County, Arizona, Industrial
  Development Authority Multi-Family
  Housing Revenue Bonds (Advantage
  Electric Projects) Series A
   6.500%                         07/01/16     1,900     2,182,625
                                                      ------------
                                                         3,510,750
                                                      ------------
CALIFORNIA -- 3.8%
Central Coast Water Authority, California
  Revenue Bonds (State Water Project
  Regional Facilities)
   6.500%                         10/01/14     5,900     6,563,750
                                                      ------------
COLORADO -- 0.6%
Colorado Springs, Colorado, Utilities
  Revenue Bonds Unrefunded Balance
  Series A
   6.500%                         11/15/15     1,000     1,086,250
                                                      ------------
CONNECTICUT -- 1.7%
Connecticut State General Obligation
  Bonds Series B
   6.000%                         11/15/01     2,725     2,902,125
                                                      ------------
DISTRICT OF COLUMBIA -- 1.7%
District of Columbia Revenue Bonds
  (Georgetown University) Series C
   4.950%                         04/01/10     2,845     2,912,569
                                                      ------------
FLORIDA -- 5.9%
Gainesville, Florida, Utilities System
  Revenue Bonds Series A
   5.200%                         10/01/22     4,990     4,990,000
Inland Protection Financing Corp.,
  Florida, Special Obligation
  Revenue Bonds
   5.000%                         07/01/02     4,000     4,140,000
Orlando, Florida, Utilities Commission
  Water & Electric Revenue Bonds
  Series D
   6.750%                         10/01/17     1,000     1,210,000
                                                      ------------
                                                        10,340,000
                                                      ------------
GEORGIA -- 4.1%
Atlanta, Georgia, Airport Facilities
  Revenue Bonds
   6.000%                         01/01/07     2,000     2,215,000
Georgia State General Obligation
   Bonds Series C
   7.250%                         07/01/02     1,500     1,672,500
Metropolitan Atlanta Rapid
  Transportation Authority, Georgia
  Sales Tax Revenue Bonds Series N
   6.200%                         07/01/10     2,890     3,309,050
                                                      ------------
                                                         7,196,550
                                                      ------------


ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 8.8%
De Kalb & Kane Counties, Illinois,
  Community United School District
  No. 427 General Obligation Bonds
   5.500%                         01/01/11    $1,325  $  1,417,750
   5.550%                         01/01/12     1,125     1,205,156
Illinois Development Finance Authority
  Revenue Bonds (School District
  No. U46 Project)
   9.000%                         01/01/07     3,250     4,298,125
Illinois Development Finance Authority
  Revenue Bonds (School District
  PG - Rockford School No. 205)
   6.650%                         02/01/11     4,000     4,725,000
Illinois Educational Facilities Authority
  Revenue Bonds (Shedd Aquarium
  Society)
   5.350%                         07/01/13     1,270     1,312,862
   5.400%                         07/01/14     1,240     1,281,850
Illinois State Sales Tax Revenue
  Bonds Series V
   6.375%                         06/15/20     1,000     1,120,000
                                                      ------------
                                                        15,360,743
                                                      ------------
INDIANA -- 4.1%
Indiana Municipal Power Agency,
  Power Supply System Revenue
  Bonds Series B
   6.000%                         01/01/11     6,455     7,197,325
                                                      ------------
KENTUCKY -- 1.2%
Kentucky Economic Development
  Finance Authority Hospital Facilities
  Revenue Bonds (Pikeville United
  Methodist Hospital)
   5.700%                         02/01/28     2,000     2,082,500
                                                      ------------
MICHIGAN -- 18.9%
Chelsea, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (United Methodist
  Retirement Communities)
   5.400%                         11/15/27     4,415     4,332,219
Detroit, Michigan, Water Supply
  System Revenue Bonds
   6.500%                         07/01/15     1,000     1,191,250
East Grand Rapids, Michigan,
  Public School District General
  Obligation Bonds
   5.000%                         05/01/16     2,500     2,481,250
Flint, Michigan, Hospital Building
  Authority Revenue Bonds (Hurley
  Medical Center) Series B
   5.375%                         07/01/28     1,350     1,328,062
Kent County, Michigan, Refuse Disposal
  Systems General Obligation Bonds
  Series A
   5.000%                         11/01/06     4,105     4,284,594

                       See Notes to Financial Statements.
30

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Michigan State Hospital Finance
  Authority Revenue Bonds
  (Chelsea Community Hospital)
   5.375%                         05/15/19    $3,000  $  2,973,750
Michigan State Trunk Line Revenue
  Bonds Series A
   5.250%                         11/15/04     2,460     2,598,375
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook
  Educational Community) Series C
   6.900%                         11/01/14     2,725     3,140,562
Pinckney, Michigan, Community
   Schools General Obligation Bonds
   5.500%                         05/01/27     6,500     6,695,000
Plymouth-Canton, Michigan,
  Community School District General
  Obligation Bonds Series C
   6.500%                         05/01/16     1,000     1,088,750
Royal Oak, Michigan, Hospital
  Finance Authority Revenue Bonds
  (William Beaumont Hospital)
   5.500%                         01/01/18     2,825     2,888,562
                                                      ------------
                                                        33,002,374
                                                      ------------
MISSISSIPPI -- 1.9%
Mississippi River Bridge Authority
  Revenue Bonds
   6.750%                         11/01/12     3,000     3,303,750
                                                      ------------
MONTANA -- 2.9%
Forsyth, Montana, Pollution Control
  Revenue Bonds (Portland General
  Electric Co. Project) Series A 1983
   4.600%                         05/01/33     5,000     5,037,500
                                                      ------------
NEW JERSEY -- 1.3%
New Jersey State Highway Authority,
  Garden State Parkway General
  Revenue Bonds
   6.200%                         01/01/10     2,000     2,287,500
                                                      ------------
NEW YORK -- 6.8%
New York City General Obligation
  Bonds Series H
   6.000%                         08/01/13     3,500     3,780,000
New York City Municipal Water Finance
  Authority, Water & Sewer System
  Revenue Bonds Series A
   5.625%                         06/15/19     3,000     3,120,000
New York City, New York, Transitional
  Finance Authority Revenue Bonds
  (Future Tax Secured) Series A
   5.000%                         08/15/27     1,775     1,721,750


ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Port Authority of New York & New
  Jersey Consolidated Series One
  Hundred Revenue Bonds
   5.625%                         10/15/17    $3,175  $  3,341,688
                                                      ------------
                                                        11,963,438
                                                      ------------
OHIO -- 0.6%
Ohio State Higher Educational
  Facilities Community Revenue Bonds
  (Denison University Project)
   5.350%                         11/01/10     1,000     1,045,000
                                                      ------------
TENNESSEE -- 6.9%
Humphreys County, Tennessee,
  Industrial Development, Solid Waste
  Disposal Revenue Bonds (E. I. du Pont
  de Nemours & Co. Project)
   6.700%                         05/01/24     7,000     7,743,750
Tennessee State General Obligation
  Bonds
   5.500%                         05/01/27     4,180     4,368,100
                                                      ------------
                                                        12,111,850
                                                      ------------
TEXAS -- 12.8%
Dallas, Texas, General Obligation Bonds
   6.000%                         02/15/03     2,320     2,505,600
Dallas-Fort Worth, Texas, International
  Airport Facility Improvements Corp.
  Revenue Bonds (United Parcel
  Services Inc.)
   6.600%                         05/01/32     4,000     4,325,000
Gulf Coast Waste Disposal Authority,
  Texas, Revenue Bonds (Champion
  International) Series A
   6.875%                         12/01/28     8,000     8,800,000
Harris County, Texas, Criminal Justice
  Center General Obligation Bonds
   5.500%                         10/01/12     2,540     2,676,525
La Joya, Texas, Independent School
  District General Obligation Bonds
   5.000%                         02/15/16     2,000     1,977,500
North Texas Health Facilities
  Development Corp. Revenue Bonds
  (United Regulatory Health Care
  System Income Project)
   5.000%                         09/01/09     1,000     1,030,000
   5.000%                         09/01/10     1,000     1,012,500
                                                      ------------
                                                        22,327,125
                                                      ------------
VERMONT -- 1.5%
Vermont Educational & Health Buildings
  Financing Agency Revenue Bonds
  (Middlebury College Project)
   5.500%                         11/01/16     2,550     2,629,688
                                                      ------------

                       See Notes to Financial Statements.
                                                                              31

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                     PAR
YIELD/RATE                        MATURITY    (000)   VALUE(DAGGER)
----------                        --------    ------  ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA -- 5.5%
Metropolitan Washington, D.C. Airports
  Authority, Virginia, General Airport
  Revenue Bonds Series B
   5.000%                         10/01/28    $5,000  $  4,781,250
Norfolk, Virginia, Water Revenue Bonds
   5.875%                         11/01/15     2,400     2,580,000
Richmond, Virginia, General Obligation
  Bonds Series B
   6.500%                         07/15/02     2,160     2,346,300
                                                      ------------
                                                         9,707,550
                                                      ------------
WASHINGTON -- 2.9%
Washington State Public Power
  Supply System Nuclear Project
  No. 1 Revenue Bonds Series B
   5.700%                         07/01/10     1,000     1,068,750
Washington State Public Power
  Supply System Nuclear Project
  No. 3 Revenue Bonds Series A
   5.250%                         07/01/17     4,000     4,055,000
                                                      ------------
                                                         5,123,750
                                                      ------------
WISCONSIN -- 3.0%
Wisconsin State General Obligation
  Bonds Series 3
   5.250%                         11/01/10     5,000     5,300,000
                                                      ------------
TOTAL MUNICIPAL BONDS
   (Cost $165,968,540)                                 172,992,087
                                                      ------------



                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
TEMPORARY INVESTMENTS -- 0.9%
Federated Tax-Free Obligation Fund           267,602  $    267,602
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio        1,290,153     1,290,153
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,557,755)                                      1,557,755
                                                      ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $167,526,295)                                  174,549,842
                                                      ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%                                      307,209
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 16,576,160 and 68,212
  shares of beneficial interest outstanding
  of Institutional Class and Class A,
  respectively, $.001 par value (Note 7)              $174,857,051
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($174,140,456/16,576,160)                     $10.51
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($716,595/68,212)                                         $10.51
                                                            ======

-----------
(DAGGER) See Note 2a to the Financial Statements.

                       See Notes to Financial Statements.
32

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 4.8%
BUSINESS SERVICES -- 0.0%
Olsten Corp.                                       1   $        11
                                                       -----------
DRUGS -- 0.7%
Dura Pharmaceuticals, Inc.*                   17,500       391,563
                                                       -----------
ELECTRIC & GAS -- 1.0%
Texas Utilities Co.                           12,973       540,001
                                                       -----------
MISCELLANEOUS FINANCE -- 1.5%
Excel Legacy Corp.*                           23,983       104,926
Excel Realty Trust, Inc.                      23,983       691,010
                                                       -----------
                                                           795,936
                                                       -----------
OIL & GAS -- 0.6%
Ultramar Diamond Shamrock Corp.               10,200       321,938
                                                       -----------
THRIFT INSTITUTIONS -- 1.0%
Sovereign Bancorp, Inc.                       35,201       574,216
                                                       -----------
TOTAL COMMON STOCK
   (Cost $2,211,590)                                     2,623,665
                                                       -----------
CONVERTIBLE PREFERRED STOCK -- 56.0%
AUTO RELATED -- 0.5%
Fleetwood Capital Trust, 6.000%, 02/15/28,
  Series 144A                                  5,000       263,750
                                                       -----------
BANKS -- 2.6%
CNB Capital Trust I, 6.000%, 06/30/28*        40,000     1,050,000
National Australia Bank Ltd., 7.875%,
  Series UNIT                                 13,500       387,281
                                                       -----------
                                                         1,437,281
                                                       -----------
BUSINESS SERVICES -- 0.4%
Central Parking Finance Trust, 7.875%,
  Series 144A                                 10,000       247,500
                                                       -----------
CHEMICALS -- 1.4%
Corning Delaware LP, 6.000%                   12,950       731,675
                                                       -----------
CONSTRUCTION -- 1.4%
Owens Corning Capital, 6.500%, 05/10/25       14,700       780,937
                                                       -----------
CONTAINERS -- 1.6%
Owens - Illinois, Inc., 4.750%*               15,000       781,875
Sealed Air Corp., $2.00, 04/01/18,
  Series A                                     2,500       105,000
                                                       -----------
                                                           886,875
                                                       -----------
DRUGS -- 0.6%
DECS Trust III, Inc., 8.750%, 02/15/01        17,000       348,500
                                                       -----------
ELECTRIC & GAS -- 3.2%
Citizens Utilities Trust, 5.000%, 01/08/36    14,800       699,300
Houston Industries, Inc., 7.000%, 07/01/00    14,000     1,043,000
                                                       -----------
                                                         1,742,300
                                                       -----------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
CONVERTIBLE PREFERRED STOCK (CONTINUED)
ELECTRONICS -- 3.2%
Echostar Communications Corp., 6.750%,
  Series C                                    20,000   $ 1,170,000
Merrill Lynch & Co., Inc., 7.875%, 02/01/01,
  Series "CBR" STRYPES                         4,750       332,500
Sensormatic Electronics Corp., 6.500%,
  Series 144A*                                10,000       238,750
                                                       -----------
                                                         1,741,250
                                                       -----------
FOOD & BEVERAGES -- 4.1%
Ralston Purina Co., 7.000%, 08/01/00          31,250     1,984,375
Suiza Capital Trust II, 5.500%, 04/01/28,
  Series 144A*                                 5,000       248,750
                                                       -----------
                                                         2,233,125
                                                       -----------
FOREST PRODUCTS & PAPER -- 0.5%
International Paper Capital Trust, 5.250%      5,000       245,000
                                                       -----------
HEALTH CARE SERVICES -- 1.1%
Healthcare Financial Partners, Series 144A*    2,500       252,500
Laboratory Corp. of America, 8.500%,
  06/30/12, Series A                           5,000       270,000
Medpartners, Inc., 6.500%, 08/31/00            5,000        52,812
                                                       -----------
                                                           575,312
                                                       -----------
HOTELS & RESTAURANTS -- 3.4%
Felcor Suite Hotels, Inc., $1.95, Series A    15,000       363,750
Hilton Hotels Corp., 8.000%, 10/03/99         39,100     1,026,375
Innkeepers USA Trust, 8.625%,
  Series 144A                                 20,000       447,500
                                                       -----------
                                                         1,837,625
                                                       -----------
INSURANCE -- 4.9%
Aetna, Inc., 6.250%, 07/19/00                  2,000       150,250
American General, 6.000%, 05/31/25,
  Series A                                     9,800       884,450
American Heritage Life Investment Corp.,
  8.500%, 08/15/00                             2,500       162,500
Conseco Finance Trust IV, 7.000%, 02/16/01,
  Series F                                    15,000       795,000
Philadelphia Consolidated Holding Corp.,
  7.000%, 05/16/01*                           30,000       307,500
St. Paul Capital, Inc., 6.000%, 05/31/25       4,900       352,800
                                                       -----------
                                                         2,652,500
                                                       -----------
LEISURE -- 0.8%
Mattel, Inc., $.4125, 07/01/00, Series C      24,000       418,500
                                                       -----------
MACHINERY & EQUIPMENT -- 1.8%
Breed Technologies Inc. Capital Trust,
  6.500%, 11/15/27, Series 144A               15,000       630,000
Cooper Industries, Inc., 6.000%, 01/01/99     18,500       326,062
                                                       -----------
                                                           956,062
                                                       -----------

                       See Notes to Financial Statements.
                                                                              33

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
CONVERTIBLE PREFERRED STOCK (CONTINUED)
MEDIA -- 5.5%
Chancellor Media Corp., $3.00                  5,000   $   510,000
Merrill Lynch & Co., Inc., 6.250%, 07/01/01,
  Series "I.G.L." STRYPES                     16,800       529,200
Sinclair Broadcasting Group, Inc., 6.000%      9,500       665,000
Snyder Communications, Inc., 6.500%,
  11/15/00, STRYPES                           20,000       786,250
Triathlon Broadcasting Co., 9.000%, 06/30/00  48,500       472,875
                                                       -----------
                                                         2,963,325
                                                       -----------
MISCELLANEOUS FINANCE -- 8.4%
Crescent Real Estate Equities Co., 6.750%     10,000       224,375
Equity Residential Properties Trust, 7.250%,
  Series G                                    20,000       485,000
Merrill Lynch & Co., Inc., 7.250%, 06/15/99,
  Series "SAI" STRYPES                         5,000       362,500
Penncorp Financial Group, Inc., $3.375        14,700       764,400
Reckson Associates Realty Corp., 7.625%,
  Series A                                    13,000       306,312
Rouse Co., $3.00, Series B                    15,000       746,250
Security Capital Pacific Trust, $1.75,
  Series A                                    31,700       954,963
The Money Store, Inc., $1.72, 12/01/99        15,000       468,750
U.S. Restaurant Properties, Inc., 7.720%,
  Series A                                    10,000       272,500
                                                       -----------
                                                         4,585,050
                                                       -----------
OFFICE EQUIPMENT -- 0.9%
Microsoft Corp., $2.196, 12/15/99, Series A    5,000       475,000
                                                       -----------
OIL & GAS -- 2.2%
Enron Corp., 6.250%, 12/13/98                 20,000       400,000
EVI, Inc., 5.000%, 11/01/27, Series 144A      20,000       815,000
                                                       -----------
                                                         1,215,000
                                                       -----------
RAILROADS -- 0.8%
Union Pacific Capital Trust, 6.250%, 04/01/28,
  Series 144A                                 10,000       458,750
                                                       -----------
RETAIL -- 1.1%
Dollar General STRYPES Trust, 8.500%,
  05/15/01*                                   15,000       589,688
                                                       -----------
TELEPHONES -- 2.2%
IXC Communications, Inc., 7.250%, 03/31/07,
  Series 144A                                  2,041       433,713
Qualcomm Financial Trust, 5.750%, 03/01/12     5,000       235,000
Salomon Smith Barney Holdings, 6.250%,
  02/01/01, Series CSN                         9,800       548,188
                                                       -----------
                                                         1,216,901
                                                       -----------
THRIFT INSTITUTIONS -- 3.4%
Ahmanson, (H.F.) & Co., 6.000%, Series D      12,530     1,829,380
                                                       -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $26,938,539)                                    30,431,286
                                                       -----------


 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
CONVERTIBLE CORPORATE BONDS -- 37.8%
AEROSPACE -- 1.0%
Kellstrom Industries, Inc.
   5.500%                         06/15/03    $  500   $   535,625
                                                       -----------
BANKS -- 1.0%
Bankatlantic Bancorp, Inc.
   5.625%                         12/01/07       500       541,875
                                                       -----------
BUSINESS SERVICES -- 2.0%
Berkshire Hathaway, Inc.
   1.000%                         12/02/01       250       456,562
Mail-Well, Inc.
   5.000%                         11/01/02       500       656,250
                                                       -----------
                                                         1,112,812
                                                       -----------
CONSTRUCTION -- 0.5%
Parker Drilling Corp.
   5.500%                         08/01/04       300       258,000
                                                       -----------
DRUGS -- 2.8%
Alpharma, Inc.
   5.750%                         04/01/05     1,000       990,000
Atrix Laboratories, Inc.
   7.000%                         12/01/04       500       515,625
                                                       -----------
                                                         1,505,625
                                                       -----------
ELECTRICAL -- 0.5%
Brightpoint Lyons, Inc.
   0.000%                         03/11/18       750       292,500
                                                       -----------
ELECTRONICS -- 9.8%
Activision, Inc.
   6.750%                         01/01/05       500       429,375
C-Cube Microsystems, Inc.
   5.875%                         11/01/05       550       486,750
Candescent Technologies Corp.
   7.000%                         05/01/03       300       301,500
Gilat Satellite Networks
   6.500%                         06/03/04       500       520,000
Kent Electronics Corp.
   4.500%                         09/01/04       475       395,438
Mascotech, Inc.
   4.500%                         12/15/03       500       480,000
MRV Communications, Inc.
   5.000%                         06/15/03     1,000       991,880
Quantum Corp.
   7.000%                         08/01/04       225       213,750
Technomatix Technologies, Ltd.
   5.250%                         08/15/04       630       501,637
VLSI Technology, Inc.
   8.250%                         10/01/05       250       243,750
World Access, Inc.
   4.500%                         10/01/02       500       527,500
Xilinx, Inc.
   5.250%                         11/01/02       250       237,500
                                                       -----------
                                                         5,329,080
                                                       -----------

                       See Notes to Financial Statements.
34

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)
HEALTH CARE SERVICES -- 2.4%
Alza Corp.
   5.000%                         05/01/06    $  490   $   624,750
Concentra Managed Care, Inc.
   4.500%                         03/15/03       300       270,375
Hybridon, Inc.
   9.000%                         04/01/04       290       159,500
NCS Healthcare, Inc.
   5.750%                         08/15/04       250       268,125
                                                       -----------
                                                         1,322,750
                                                       -----------
HOTELS & RESTAURANTS -- 0.2%
Capstar Hotel Corp.
   4.750%                         10/15/04       100        82,000
                                                       -----------
INSURANCE -- 2.7%
American International Group, Inc.
   2.250%                         07/30/04       975     1,218,750
Loews Corp.
   3.125%                         09/15/07       250       228,125
                                                       -----------
                                                         1,446,875
                                                       -----------
MACHINERY & EQUIPMENT -- 0.6%
Credence Systems Corp.
   5.250%                         09/15/02       225       181,125
Halter Marine Group, Inc.
   4.500%                         09/15/04       200       161,750
                                                       -----------
                                                           342,875
                                                       -----------
MEDIA -- 1.0%
Omnicom Group, Inc.
   4.250%                         01/03/07       330       542,850
                                                       -----------
OIL & GAS -- 4.9%
Lomak Petroleum, Inc.
   6.000%                         02/01/07       250       220,313
Pennzoil Co.
   6.500%                         01/15/03     1,220     2,470,500
                                                       -----------
                                                         2,690,813
                                                       -----------
POLLUTION CONTROL -- 2.6%
U.S. Filter Corp.
   4.500%                         12/15/01       750       766,875
USA Waste Services, Inc.
   4.000%                         02/01/02       500       626,250
                                                       -----------
                                                         1,393,125
                                                       -----------
RETAIL -- 1.8%
Costco Cos., Inc.
   0.000%                         08/19/17       500       378,125
Rite Aid Corp.
   5.250%                         09/15/02       500       614,375
                                                       -----------
                                                           992,500
                                                       -----------

 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)
TELEPHONES -- 4.0%
Clear Channel Communications, Inc.
   2.625%                         04/01/03    $  500   $   543,125
Tel-Save Holdings, Inc.
   5.000%                         12/15/04       500       406,250
Tele-Communications
  International, Inc.
   4.500%                         02/15/06       100        89,875
Telefonica Europe BV
   2.000%                         07/15/02       500       755,000
U.S. Cellular Corp.
   0.000%                         06/15/15     1,000       380,000
                                                       -----------
                                                         2,174,250
                                                       -----------
TOTAL CONVERTIBLE CORPORATE BONDS
   (Cost $18,788,082)                                   20,563,555
                                                       -----------
                                             SHARES
                                             -------
RIGHTS AND WARRANTS -- 0.0%
Security Capital Group, Inc.*
  (Cost $0)                                    2,247           772
                                                       -----------
TEMPORARY INVESTMENTS -- 1.1%
Dreyfus Cash Management Plus #719            204,693       204,693
Goldman Sachs Financial Square
  Money Market Portfolio                     234,654       234,654
J.P. Morgan Institutional Prime
  Money Market Portfolio                     175,322       175,322
                                                       -----------
TOTAL TEMPORARY INVESTMENTS
   (Cost $614,669)                                         614,669
                                                       -----------
TOTAL INVESTMENTS -- 99.7%
   (Cost $48,552,880)                                   54,233,947
                                                       -----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.3%                                     150,101
                                                       -----------
NET ASSETS -- 100.0%
Applicable to 1,850,615 and 11,287 shares
  of beneficial interest outstanding of
   Institutional Class and Class A, respectively,
   $.001 par value (Note 7)                            $54,384,048
                                                       ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($54,054,367/1,850,615)                       $29.21
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($329,681/11,287)                                         $29.21
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
STRYPES -- Structured Yield Product Exchangeable for Stock.


                       See Notes to Financial Statements.
                                                                              35

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 98.5%
AEROSPACE -- 2.4%
Litton Industries, Inc.*                     250,200  $ 14,761,800
Northrop Grumman Holdings Corp.               82,850     8,543,906
                                                      ------------
                                                        23,305,706
                                                      ------------
AIR TRANSPORT -- 3.4%
AMR Corp.*                                   286,800    23,876,100
Delta Air Lines, Inc.                         70,800     9,150,900
                                                      ------------
                                                        33,027,000
                                                      ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 1.3%
Philip Morris Cos., Inc.                     223,400     8,796,375
Universal Corp.                              100,000     3,737,500
                                                      ------------
                                                        12,533,875
                                                      ------------
APPAREL, TEXTILES -- 1.1%
VF Corp.                                     210,000    10,815,000
                                                      ------------
AUTO RELATED -- 0.3%
ITT Industries, Inc.                          70,550     2,636,806
                                                      ------------
AUTOS -- 3.4%
Ford Motor Co.                               562,100    33,163,900
                                                      ------------
BANKS -- 4.7%
Bankers Trust Corp.                           30,800     3,574,725
Chase Manhattan Corp.                        322,960    24,383,480
Comerica, Inc.                                74,300     4,922,375
Southtrust Corp.                             287,100    12,488,850
                                                      ------------
                                                        45,369,430
                                                      ------------
BUSINESS SERVICES -- 1.5%
Computer Sciences Corp.*                      18,600     1,190,400
Viad Corp.                                   478,900    13,289,475
                                                      ------------
                                                        14,479,875
                                                      ------------
CHEMICALS -- 0.4%
Lyondell Petrochemical Co.                   137,400     4,182,112
                                                      ------------
CONSTRUCTION -- 3.0%
Centex Corp.                                 497,000    18,761,750
Fleetwood Enterprises, Inc.                  251,600    10,064,000
                                                      ------------
                                                        28,825,750
                                                      ------------
DRUGS -- 5.8%
Bergen Brunswig Corp. Class A                351,250    16,289,219
Bristol-Myers Squibb Co.                     150,000    17,240,625
McKesson Corp.                               158,600    12,886,250
PharMerica, Inc.*                            818,395     9,820,740
                                                      ------------
                                                        56,236,834
                                                      ------------
ELECTRIC & GAS -- 5.5%
Energy East Corp.                            529,400    22,036,275
GPU, Inc.                                    510,900    19,318,406
MarketSpan Corp.                             396,968    11,884,229
                                                      ------------
                                                        53,238,910
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
ELECTRONICS -- 1.1%
Arrow Electronics, Inc.*                     185,100  $  4,025,925
SCI Systems, Inc.*                           105,700     3,976,962
Tektronix, Inc.                               60,075     2,125,153
                                                      ------------
                                                        10,128,040
                                                      ------------
FOOD & BEVERAGES -- 4.0%
Dean Foods Co.                               364,700    20,035,706
Dole Food Co., Inc.                          156,600     7,781,063
Smithfield Foods, Inc.*                      357,100    10,757,637
                                                      ------------
                                                        38,574,406
                                                      ------------
FOREST PRODUCTS & PAPER -- 0.6%
Georgia Pacific Timber Group                 249,600     5,756,400
                                                      ------------
HEALTH CARE SERVICES -- 2.7%
AmeriSource Health Corp. Class A*             47,850     3,143,147
Arterial Vascular Engineering, Inc.*         118,600     4,232,537
Beverly Enterprises, Inc.*                 1,027,300    14,189,581
Biomet, Inc.                                 149,500     4,933,500
                                                      ------------
                                                        26,498,765
                                                      ------------
HOTELS & RESTAURANTS -- 1.4%
Outback Steakhouse, Inc.*                    342,200    13,324,412
                                                      ------------
INSURANCE -- 9.0%
Allstate Corp.                               124,775    11,424,711
Cigna Corp.                                  197,550    13,630,950
Conseco, Inc.                                319,400    14,931,950
Equitable Cos., Inc.                         452,100    33,879,244
Old Republic International Corp.             270,175     7,919,505
Travelers Group, Inc.                         86,650     5,253,156
                                                      ------------
                                                        87,039,516
                                                      ------------
LEISURE -- 1.4%
Brunswick Corp.                              214,000     5,296,500
Hasbro, Inc.                                 202,600     7,964,713
                                                      ------------
                                                        13,261,213
                                                      ------------
MACHINERY & EQUIPMENT -- 2.6%
Aeroquip Vickers, Inc.                       141,500     8,260,063
Timken Co.                                   307,300     9,468,681
Trinity Industries, Inc.                     186,900     7,756,350
                                                      ------------
                                                        25,485,094
                                                      ------------
MEDIA -- 1.2%
Omnicom Group, Inc.                          233,900    11,665,763
                                                      ------------
METALS -- 0.7%
USX-U.S. Steel Group, Inc.                   214,300     7,071,900
                                                      ------------
MISCELLANEOUS FINANCE -- 8.6%
Associates First Capital Corp. Class A       172,216    13,239,105
Bear Stearns Cos., Inc.                      350,350    19,926,156
Countrywide Credit Industries, Inc.          205,100    10,408,825
Federal National Mortgage Association        249,300    15,144,975
Lehman Brothers Holdings, Inc.               201,800    15,652,112
Morgan Stanley Dean Witter & Co.              90,900     8,305,988
                                                      ------------
                                                        82,677,161
                                                      ------------

                       See Notes to Financial Statements.
36

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
OFFICE EQUIPMENT -- 6.4%
Comdisco, Inc.                               221,200  $  4,202,800
Dell Computer, Inc.*                         138,700    12,864,425
Gateway 2000, Inc.*                          219,550    11,114,719
Harris Corp.                                 153,150     6,843,891
International Business Machines Corp.         80,800     9,276,850
Lexmark International Group, Inc. Class A*   153,300     9,351,300
Tech Data Corp.*                             199,100     8,536,413
                                                      ------------
                                                        62,190,398
                                                      ------------
OIL & GAS -- 5.3%
Exxon Corp.                                  133,900     9,548,744
Sun Co., Inc.                                520,100    20,186,381
Ultramar Diamond Shamrock Corp.              310,100     9,787,531
USX-Marathon Group, Inc.                     349,200    11,981,925
                                                      ------------
                                                        51,504,581
                                                      ------------
RETAIL -- 7.2%
BJ's Wholesale Club, Inc.*                   246,800    10,026,250
Dayton Hudson Corp.                          345,800    16,771,300
Ross Stores, Inc.                            179,200     7,705,600
Tandy Corp.                                  272,200    14,443,613
TJX Cos., Inc.                               838,800    20,236,050
                                                      ------------
                                                        69,182,813
                                                      ------------
RETAIL - FOOD -- 3.2%
Kroger Co.*                                  188,300     8,073,362
Safeway, Inc.*                               558,900    22,740,244
                                                      ------------
                                                        30,813,606
                                                      ------------
TELEPHONES -- 7.3%
AT&T Corp.                                   477,800    27,294,325
Bell Atlantic Corp.                          284,200    12,966,625
SBC Communications, Inc.                     220,000     8,800,000
Southern New England
  Telecommunications Corp.                    61,000     3,995,500
Telefonos de Mexico S.A. ADR                 144,675     6,953,442
US West, Inc. Communications Group           213,400    10,029,800
                                                      ------------
                                                        70,039,692
                                                      ------------
THRIFT INSTITUTIONS -- 2.4%
Dime Bancorp, Inc.                           395,000    11,825,313
Golden West Financial Corp.                  109,600    11,651,850
                                                      ------------
                                                        23,477,163
                                                      ------------
TRUCKING -- 0.6%
Paccar, Inc.                                 107,775     5,611,036
                                                      ------------
TOTAL COMMON STOCK
  (Cost $717,665,594)                                  952,117,157
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
TEMPORARY INVESTMENTS -- 1.8%
Dreyfus Cash Management Plus #719          5,924,062  $  5,924,062
Goldman Sachs Financial Square
  Money Market Portfolio                   5,924,171     5,924,171
J.P. Morgan Institutional Prime
  Money Market Portfolio                   5,924,039     5,924,039
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $17,772,272)                                   17,772,272
                                                      ------------
TOTAL INVESTMENTS -- 100.3%
   (Cost $735,437,866)                                 969,889,429
                                                      ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.3%)                               (3,175,302)
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 47,943,243 and
  1,305,434 shares outstanding of
  Institutional Class and Class A,
  respectively, $.001 par value;
   200,000,000 authorized shares (Note 7)             $966,714,127
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($941,089,802/47,943,243)                     $19.63
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($25,624,325/1,305,434)                                   $19.63
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Despository Receipt.

                       See Notes to Financial Statements.
                                                                              37

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 92.5%
AEROSPACE -- 4.6%
Cordant Technologies, Inc.                     6,100  $    281,362
Northrop Grumman Holdings Corp.                6,600       680,625
Textron, Inc.                                  2,600       186,387
United Technologies Corp.                     14,400     1,332,000
                                                      ------------
                                                         2,480,374
                                                      ------------
AIR TRANSPORT -- 3.6%
AMR Corp.*                                    16,000     1,332,000
Delta Air Lines, Inc.                          1,200       155,100
UAL Corp.*                                     6,100       475,800
                                                      ------------
                                                         1,962,900
                                                      ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 1.9%
Philip Morris Cos., Inc.                      25,700     1,011,937
                                                      ------------
APPAREL, TEXTILES -- 1.0%
VF Corp.                                      10,400       535,600
                                                      ------------
AUTOS -- 3.2%
Ford Motor Co.                                29,300     1,728,700
                                                      ------------
BANKS -- 9.1%
Bankers Trust Corp.                           10,100     1,172,231
Chase Manhattan Corp.                         15,600     1,177,800
First Chicago NBD Corp.                        9,171       812,780
Fleet Financial Group, Inc.                    3,000       250,500
Keycorp                                       17,400       619,875
Mellon Bank Corp.                             13,000       905,125
                                                      ------------
                                                         4,938,311
                                                      ------------
BUSINESS SERVICES -- 0.3%
Deluxe Corp.                                   4,000       143,250
                                                      ------------
CHEMICALS -- 0.5%
Dow Chemical Co.                               3,000       290,062
                                                      ------------
CONSTRUCTION -- 1.8%
Armstrong World Industries, Inc.               4,000       269,500
Centex Corp.                                  18,100       683,275
                                                      ------------
                                                           952,775
                                                      ------------
DRUGS -- 7.5%
American Home Products Corp.                   4,400       227,700
Bristol-Myers Squibb Co.                      17,300     1,988,419
McKesson Corp.                                 4,400       357,500
Pfizer, Inc.                                   7,900       858,631
Warner-Lambert Co.                             9,600       666,000
                                                      ------------
                                                         4,098,250
                                                      ------------
ELECTRIC & GAS -- 6.7%
DTE Energy Co.                                11,600       468,350
Energy East Corp.                              7,700       320,512
Entergy Corp.                                 15,700       451,375
GPU, Inc.                                      9,000       340,312
MarketSpan Corp.                               6,160       184,415
New Century Energies, Inc.                     6,900       313,519

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
ELECTRIC & GAS (CONTINUED)
Nicor, Inc.                                    3,000  $    120,375
PECO Energy Co.                                7,400       215,987
Sempra Energy*                                30,677       851,301
Unicom Corp.                                  10,400       364,650
                                                      ------------
                                                         3,630,796
                                                      ------------
ELECTRICAL -- 0.5%
General Electric Co.                           1,500       136,500
Honeywell, Inc.                                1,900       158,769
                                                      ------------
                                                           295,269
                                                      ------------
ELECTRONICS -- 1.1%
Intel Corp.                                    7,900       585,094
                                                      ------------
ENERGY SERVICES -- 0.5%
Ensco International, Inc.                     17,300       300,587
                                                      ------------
FOREST PRODUCTS & PAPER -- 0.3%
Georgia Pacific Timber Group                   7,200       166,050
                                                      ------------
HEALTH CARE SERVICES -- 0.9%
Arterial Vascular Engineering, Inc.*          13,500       481,781
                                                      ------------
INSURANCE -- 4.9%
Cigna Corp.                                   23,100     1,593,900
Conseco, Inc.                                 18,600       869,550
Lincoln National Corp.                         2,100       191,888
                                                      ------------
                                                         2,655,338
                                                      ------------
MACHINERY & EQUIPMENT -- 1.2%
Deere & Co.                                    7,800       412,425
Timken Co.                                     7,000       215,688
                                                      ------------
                                                           628,113
                                                      ------------
METALS -- 2.5%
Phelps Dodge Corp.                             3,000       171,563
USX-U.S. Steel Group, Inc.                    36,300     1,197,900
                                                      ------------
                                                         1,369,463
                                                      ------------
MISCELLANEOUS FINANCE -- 4.2%
Associates First Capital Corp. Class A         7,679       590,323
Merrill Lynch & Co., Inc.                     12,600     1,162,350
SLM Holding Corp.                             11,200       548,800
                                                      ------------
                                                         2,301,473
                                                      ------------
OFFICE EQUIPMENT -- 10.0%
Compaq Computer Corp.                         24,600       698,025
Dell Computer, Inc.*                          18,200     1,688,050
International Business Machines Corp.          7,200       826,650
Microsoft Corp.*                              17,200     1,864,050
Sun Microsystems, Inc.*                        5,500       238,906
Xerox Corp.                                    1,200       121,950
                                                      ------------
                                                         5,437,631
                                                      ------------

                       See Notes to Financial Statements.
38

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
OIL & GAS -- 9.3%
Atlantic Richfield Co.                         8,600  $    671,875
Exxon Corp.                                   26,600     1,896,913
Phillips Petroleum Co.                        15,600       751,725
Sun Co., Inc.                                 27,655     1,073,360
Texaco, Inc.                                  10,800       644,625
                                                      ------------
                                                         5,038,498
                                                      ------------
RETAIL -- 5.7%
BJ's Wholesale Club, Inc.*                     9,500       385,938
Dayton Hudson Corp.                           23,200     1,125,200
Family Dollar Stores, Inc.                    21,200       392,200
Gap, Inc.                                      7,500       462,187
Penney, J.C. Co.                              10,200       737,588
                                                      ------------
                                                         3,103,113
                                                      ------------
RETAIL - FOOD -- 0.7%
Safeway, Inc.*                                 9,400       382,463
                                                      ------------
TELEPHONES -- 8.7%
Ameritech Corp.                                4,800       215,400
AT&T Corp.                                    20,000     1,142,500
BCE, Inc.                                     20,600       879,363
Bell Atlantic Corp.                           25,496     1,163,255
British Telecommunications P.L.C. ADR          6,300       778,050
GTE Corp.                                     10,000       556,250
                                                      ------------
                                                         4,734,818
                                                      ------------
THRIFT INSTITUTIONS -- 1.8%
Ahmanson (H.F.) & Co.                          9,500       674,500
Washington Mutual, Inc.                        6,750       292,781
                                                      ------------
                                                           967,281
                                                      ------------
TOTAL COMMON STOCK
  (Cost $31,285,211)                                    50,219,927
                                                      ------------


                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
TEMPORARY INVESTMENTS -- 4.9%
Dreyfus Cash Management Plus #719            815,822   $   815,822
Goldman Sachs Financial Square Money
  Market Portfolio                         1,002,765     1,002,765
J.P. Morgan Institutional Prime Money
  Market Portfolio                           845,924       845,924
                                                       -----------
TOTAL TEMPORARY INVESTMENTS
   (Cost $2,664,511)                                     2,664,511
                                                       -----------
TOTAL INVESTMENTS -- 97.4%
   (Cost $33,949,722)                                   52,884,438
                                                       -----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 2.6%                                   1,398,932
                                                       -----------
NET ASSETS -- 100.0%
Applicable to 2,778,366 and 118,589
   shares of beneficial interest outstanding
   of Institutional Class and Class A,
   respectively, $.001 par value (Note 7)              $54,283,370
                                                       ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($52,061,329/2,778,366)                       $18.74
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($2,222,041/118,589)                                      $18.74
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.

                       See Notes to Financial Statements.
                                                                              39

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 97.2%
AEROSPACE -- 2.0%
Textron, Inc.                                 20,000  $  1,433,750
United Technologies Corp.                     15,000     1,387,500
                                                      ------------
                                                         2,821,250
                                                      ------------
AIR TRANSPORT -- 1.9%
Southwest Airlines Co.                        92,500     2,740,312
                                                      ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 1.4%
Philip Morris Cos., Inc.                      50,000     1,968,750
                                                      ------------
AUTO RELATED -- 1.3%
Cooper Tire & Rubber Co.                      35,000       721,875
ITT Industries, Inc.                          31,854     1,190,543
                                                      ------------
                                                         1,912,418
                                                      ------------
BANKS -- 3.3%
BankBoston Corp.                              24,200     1,346,125
Southtrust Corp.                              37,500     1,631,250
State Street Corp.                            25,000     1,737,500
                                                      ------------
                                                         4,714,875
                                                      ------------
BUSINESS SERVICES -- 1.5%
Computer Sciences Corp.*                      16,000     1,024,000
FDX Corp.*                                    10,000       627,500
Sterling Software, Inc.*                      16,000       473,000
                                                      ------------
                                                         2,124,500
                                                      ------------
CHEMICALS -- 0.7%
Dow Chemical Co.                              10,000       966,875
                                                      ------------
CONSTRUCTION -- 0.4%
Fleetwood Enterprises, Inc.                   15,000       600,000
                                                      ------------
COSMETICS & SOAP -- 1.8%
Clorox Co.                                    17,000     1,621,375
Procter & Gamble Co.                          10,000       910,625
                                                      ------------
                                                         2,532,000
                                                      ------------
DRUGS -- 12.8%
Abbott Laboratories, Inc.                     40,664     1,662,141
American Home Products Corp.                  25,000     1,293,750
Bristol-Myers Squibb Co.                      27,000     3,103,312
McKesson Corp.                                17,000     1,381,250
Merck & Co., Inc.                              6,000       802,500
Pfizer, Inc.                                  37,000     4,021,437
Schering Plough Corp.                         65,000     5,955,625
                                                      ------------
                                                        18,220,015
                                                      ------------
ELECTRICAL -- 2.0%
General Electric Co.                          32,000     2,912,000
                                                      ------------
ELECTRONICS -- 5.6%
Intel Corp.                                   30,000     2,221,875
Lucent Technologies, Inc.                     28,278     2,352,376
SCI Systems, Inc.*                            23,000       865,375
Sundstrand Corp.                              25,000     1,431,250
Tellabs, Inc.*                                15,000     1,073,437
                                                      ------------
                                                         7,944,313
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
ENERGY SERVICES -- 0.9%
Ensco International, Inc.                     35,000  $    608,125
Tidewater, Inc.                               20,000       660,000
                                                      ------------
                                                         1,268,125
                                                      ------------
FOOD & BEVERAGES -- 6.1%
Coca-Cola Enterprises, Inc.                   25,000       981,250
Conagra, Inc.                                 28,400       899,925
Dean Foods Co.                                55,000     3,021,563
Pepsico, Inc.                                 30,000     1,235,625
Quaker Oats Co.                               30,000     1,648,125
Smithfield Foods, Inc.*                       30,000       903,750
                                                      ------------
                                                         8,690,238
                                                      ------------
FOREST PRODUCTS & PAPER -- 0.9%
Fort James Corp.                              27,500     1,223,750
                                                      ------------
HEALTH CARE SERVICES -- 2.4%
Arterial Vascular Engineering, Inc.*          30,000     1,070,625
Medtronic, Inc.                               18,000     1,147,500
SmithKline Beecham P.L.C. ADR                 20,000     1,210,000
                                                      ------------
                                                         3,428,125
                                                      ------------
INSURANCE -- 8.2%
AMBAC Financial Group, Inc.                   41,000     2,398,500
American International Group, Inc.            10,048     1,467,008
Conseco, Inc.                                 25,000     1,168,750
Reliastar Financial Corp.                     45,000     2,160,000
SunAmerica, Inc.                              30,000     1,723,125
Travelers Group, Inc.                         44,999     2,728,064
                                                      ------------
                                                        11,645,447
                                                      ------------
MACHINERY & EQUIPMENT -- 3.1%
Aeroquip Vickers, Inc.                        25,000     1,459,375
Applied Materials, Inc.*                      22,000       649,000
Deere & Co.                                   15,000       793,125
Parker-Hannifin Corp.                         40,000     1,525,000
                                                      ------------
                                                         4,426,500
                                                      ------------
MISCELLANEOUS FINANCE -- 8.9%
Bear Stearns Cos., Inc.                       22,000     1,251,250
Countrywide Credit Industries, Inc.           29,275     1,485,706
Federal National Mortgage Association         57,000     3,462,750
Lehman Brothers Holdings, Inc.                10,000       775,625
Merrill Lynch & Co., Inc.                     20,000     1,845,000
Morgan Stanley Dean Witter & Co.              19,000     1,736,125
SLM Holding Corp.                             43,750     2,143,750
                                                      ------------
                                                        12,700,206
                                                      ------------
OFFICE EQUIPMENT -- 13.8%
BMC Software, Inc.*                           34,000     1,765,875
Cisco Systems, Inc.*                          19,500     1,795,219
Compaq Computer Corp.                         21,500       610,063
Computer Associates International, Inc.       20,000     1,111,250
Dell Computer, Inc.*                          12,000     1,113,000
Gateway 2000, Inc.*                           25,000     1,265,625
Hewlett Packard Co.                           15,000       898,125

                       See Notes to Financial Statements.
40

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
OFFICE EQUIPMENT (CONTINUED)
International Business Machines Corp.         13,000  $  1,492,563
Lexmark International Group, Inc. Class A*    25,000     1,525,000
Microsoft Corp.*                              45,000     4,876,875
Sun Microsystems, Inc.*                       20,000       868,750
Tech Data Corp.*                              25,000     1,071,875
Xerox Corp.                                   12,500     1,270,313
                                                      ------------
                                                        19,664,533
                                                      ------------
OIL & GAS -- 2.1%
Coastal Corp.                                 15,000     1,047,188
Global Marine, Inc.*                          40,000       747,500
Tosco Corp.                                   40,000     1,175,000
                                                      ------------
                                                         2,969,688
                                                      ------------
RETAIL -- 6.5%
Costco Cos., Inc.*                            25,000     1,576,563
Dayton Hudson Corp.                           56,000     2,716,000
Family Dollar Stores, Inc.                    50,000       925,000
Federated Department Stores, Inc.*            30,000     1,614,375
TJX Cos., Inc.                               101,000     2,436,625
                                                      ------------
                                                         9,268,563
                                                      ------------
RETAIL - FOOD -- 2.3%
Safeway, Inc.*                                81,600     3,320,100
                                                      ------------
TELEPHONES -- 4.2%
AT&T Corp.                                    65,000     3,713,125
GTE Corp.                                     20,000     1,112,500
SBC Communications, Inc.                      30,000     1,200,000
                                                      ------------
                                                         6,025,625
                                                      ------------
THRIFT INSTITUTIONS -- 1.4%
Washington Mutual, Inc.                       45,000     1,951,875
                                                      ------------
TRUCKING -- 1.7%
CNF Transportation, Inc.                      22,500       956,250
Pittston Brink's Group                        15,000       553,125
Ryder System, Inc.                            30,000       946,875
                                                      ------------
                                                         2,456,250
                                                      ------------
TOTAL COMMON STOCK
   (Cost $88,724,745)                                  138,496,333
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
TEMPORARY INVESTMENTS -- 2.1%
Dreyfus Cash Management Plus #719          1,020,015  $  1,020,015
Goldman Sachs Financial Square
  Money Market Portfolio                   1,008,233     1,008,233
J.P. Morgan Institutional Prime
  Money Market Portfolio                   1,020,797     1,020,797
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $3,049,045)                                     3,049,045
                                                      ------------
TOTAL INVESTMENTS -- 99.3%
   (Cost $91,773,790)                                  141,545,378
                                                      ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.7%                                     970,339
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 5,214,362 and 222,135
  shares of beneficial interest outstanding
  of Institutional Class and Class A,
  respectively, $.001 par value (Note 7)              $142,515,717
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($136,702,149/5,214,362)                      $26.22
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($5,813,568/222,135)                                      $26.17
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.

                       See Notes to Financial Statements.
                                                                              41

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 96.9%
AEROSPACE -- 2.6%
Cordant Technologies, Inc.                    80,000  $  3,690,000
Decrane Aircraft Holdings, Inc.*              45,000       765,000
Esterline Technologies Corp.*                 25,000       514,063
Gencorp, Inc.                                 25,000       631,250
Kellstrom Industries, Inc.*                   19,000       555,750
Midwest Express Holdings, Inc.*               45,000     1,628,437
Tristar Aerospace Co.*                        36,000       558,000
                                                      ------------
                                                         8,342,500
                                                      ------------
AIR TRANSPORT -- 0.9%
Circle International Group, Inc.              45,000     1,260,000
Expeditors International, Inc.                35,000     1,531,250
Navigant International, Inc.*                      1             6
                                                      ------------
                                                         2,791,256
                                                      ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 0.3%
Holt's Cigar Holdings, Inc*                   25,200       141,750
Robert Mondavi Corp. Class A*                 25,000       707,812
                                                      ------------
                                                           849,562
                                                      ------------
APPAREL, TEXTILES -- 1.6%
Ashworth, Inc.*                               30,000       412,500
Fossil, Inc.*                                 36,750       914,156
Mohawk Industries, Inc.*                      39,000     1,235,812
Nautica Enterprises, Inc.*                    40,000     1,072,500
Oshkosh B'Gosh, Inc. Class A                   6,825       303,712
Springs Industries, Inc. Class A              23,100     1,065,487
                                                      ------------
                                                         5,004,167
                                                      ------------
AUTO RELATED -- 0.7%
Aftermarket Technology Corp.*                 51,550       966,562
Breed Technologies, Inc.                      16,900       258,781
Mascotech, Inc.                               40,000       960,000
                                                      ------------
                                                         2,185,343
                                                      ------------
AUTOS -- 0.1%
Navistar International Corp.*                 10,000       288,750
                                                      ------------
BANKS -- 9.3%
Centura Banks, Inc.                           20,000     1,250,000
City National Corp.                           10,000       369,375
Commerce Bancshares, Inc.                     80,404     3,899,594
Compass Bancshares, Inc.                      25,000     1,121,875
Corus Bankshares, Inc.                        15,000       603,750
Doral Financial Corp.                         60,000     1,035,000
Everen Capital Corp.                          42,950     1,202,600
Fleet Financial Group, Inc.                   40,861     3,411,893
Friedman, Billings, Ramsey Group, Inc.
  Class A*                                    25,000       360,937
Headlands Mortgage Co.*                       22,500       421,875
Hibernia Corp. Class A                        15,000       302,812
Keystone Financial, Inc.                      10,000       367,500
Mississippi Valley Bancshares, Inc.           10,000       395,000
NBT Bancorp, Inc.                             11,666       296,025
North Fork Bancorp, Inc.                      90,000     2,199,375
Old Kent Financial Corp.                     110,245     3,961,958


                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
Provident Bankshares Corp.                    52,500  $  1,548,750
Provident Financial Group, Inc.               41,250     1,882,031
Southtrust Corp.                              26,100     1,135,350
U.S. Bancorp, Inc.                            10,000       773,125
Westamerica Bancorp                           33,300     1,069,762
Western Bancorp                               25,000     1,064,062
Zions Bancorp                                 15,000       796,875
                                                      ------------
                                                        29,469,524
                                                      ------------
BUSINESS SERVICES -- 9.4%
A.C. Nielsen Corp.*                           49,000     1,237,250
Aztec Technology Partners, Inc.*                   0             3
Best Software, Inc.*                          15,000       311,250
C.H. Robinson Worldwide, Inc.                 40,000       995,000
Catalina Marketing Corp.*                     15,000       779,062
CDI Corp.*                                     6,400       171,200
Central Parking Corp.                          6,925       315,087
Checkpoint Systems, Inc.*                     62,000       875,750
Ciber, Inc.*                                 100,000     3,800,000
Complete Business Solutions, Inc.*            40,000     1,435,000
Computer Task Group, Inc.                     10,000       335,000
Conning Corp.                                  9,000       174,937
Corrections Corp.*                            40,000       940,000
Deltek Systems, Inc.*                         25,000       606,250
G. & K. Services, Inc. Class A                28,600     1,247,675
Gartner Group, Inc. Class A*                  40,000     1,397,500
Hyperion Software Corp.*                      40,000     1,140,000
Keane, Inc.*                                  37,000     2,072,000
LECG, Inc.*                                   30,000       450,000
Mail-Well, Inc.*                              85,000     1,843,437
Mastech Corp.*                                40,000     1,115,000
Merrill Corp.                                 64,000     1,412,000
Metamor Worldwide, Inc.*                      73,000     2,568,687
National Computer Systems, Inc.               50,000     1,193,750
Norrell Corp.                                 27,600       550,275
Pairgain Technologies, Inc.*                  20,000       347,500
Robert Half International, Inc.*              15,000       838,125
Shared Medical Systems Corp.                  18,000     1,321,875
Sodak Gaming, Inc.*                           40,000       250,000
Workflow Management, Inc.*                         0             2
                                                      ------------
                                                        29,723,615
                                                      ------------
CHEMICALS -- 1.3%
Agribiotech, Inc.*                            35,500       980,687
Carbide/Graphite Group, Inc.*                 15,000       417,187
Hexcel Corp.*                                 10,000       226,250
MacDermid, Inc.                               22,000       621,500
Tredegar Industries, Inc.                      6,500       551,687
Valspar Corp.                                 35,000     1,386,875
                                                      ------------
                                                         4,184,186
                                                      ------------
CONSTRUCTION -- 5.9%
Centex Construction Products, Inc.            27,500     1,058,750
Centex Corp.                                  70,480     2,660,620
D.R. Horton, Inc.                             87,500     1,826,562
Fleetwood Enterprises, Inc.                   14,925       597,000

                       See Notes to Financial Statements.
42

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
CONSTRUCTION (CONTINUED)
Halter Marine Group, Inc.*                    58,500  $    881,156
Kaufman & Broad Home Corp.                   165,000     5,238,750
Lennar Corp.                                  50,000     1,475,000
LNR Property Corp. Class B                    50,000     1,281,250
M.D.C. Holdings, Inc.                         25,000       493,750
Toll Brothers, Inc.*                          40,000     1,147,500
Triangle Pacific Corp.*                       40,000     2,197,500
                                                      ------------
                                                        18,857,838
                                                      ------------
COSMETICS & SOAP -- 0.5%
Alberto-Culver Co. Class A                    50,000     1,268,750
Alberto-Culver Co. Class B                     5,200       150,800
                                                      ------------
                                                         1,419,550
                                                      ------------
DRUGS -- 3.5%
Bergen Brunswig Corp. Class A                 37,100     1,720,512
Bindley Western Industries, Inc.              13,333       439,989
K V Pharmaceutical Co. Class A*               47,700     1,079,212
K V Pharmaceutical Co. Class B*                9,000       207,562
McKesson Corp.                                80,000     6,500,000
Shire Pharmaceuticals Group P.L.C. ADR*       55,000     1,175,625
                                                      ------------
                                                        11,122,900
                                                      ------------
ELECTRIC & GAS -- 0.6%
Minnesota Power, Inc.                         25,000       993,750
Piedmont Natural Gas Co., Inc.                30,000     1,008,750
                                                      ------------
                                                         2,002,500
                                                      ------------
ELECTRICAL -- 0.9%
ATMI, Inc.*                                   30,000       450,000
Axsys Technologies, Inc.*                     25,000       481,250
Kent Electronics Corp.*                       25,000       457,813
MDU Resources Group, Inc.                     20,000       713,750
Thomas Industries, Inc.                       26,500       647,594
                                                      ------------
                                                         2,750,407
                                                      ------------
ELECTRONICS -- 8.3%
Apex PC Solutions, Inc.*                      50,000     1,387,500
Applied Micro Circuits Corp.*                 18,000       466,875
BMC Industries, Inc.                          25,000       218,750
Brightpoint, Inc.*                            80,000     1,155,000
C&D Technologies, Inc.                        21,700     1,258,600
Cable Design Technologies, Inc.*              25,000       515,625
CHS Electronics, Inc.*                        13,750       244,063
Cognex Corp.*                                 35,000       651,875
Digital Microwave Corp.*                      20,000       145,000
Essex International, Inc.*                    25,000       590,625
General Cable Corp.                          105,000     3,031,875
Hypercom Corp.*                               13,500       135,000
Metro Information Services, Inc.*             40,000     1,560,000
Micrel, Inc.*                                 70,000     2,275,000
Mitel Corp.*                                  60,000       821,250
Photronics Labs, Inc.*                        50,000     1,100,000
Plantronics, Inc.*                            19,000       978,500
PMC-Sierra, Inc.*                            100,000     4,675,000
Rambus, Inc.*                                  4,500       273,938

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
ELECTRONICS (CONTINUED)
Sanmina Corp.*                                18,000  $    777,375
Vitesse Semiconductors Corp.*                130,000     4,013,750
                                                      ------------
                                                        26,275,601
                                                      ------------
ENERGY SERVICES -- 0.1%
Global Industries Ltd.*                       20,000       336,250
                                                      ------------
FOOD & BEVERAGES -- 3.6%
AquaPenn Spring Water Company, Inc.*         100,000       862,500
Dean Foods Co.                                89,000     4,889,438
Delta & Pine Land Co.                         50,333     2,239,819
Earthgrains Co.                               13,000       726,375
Flowers Industries, Inc.                      22,500       459,844
Omega Protein Corp.*                          32,000       492,000
Suiza Foods Corp.*                            30,000     1,790,625
                                                      ------------
                                                        11,460,601
                                                      ------------
FOREST PRODUCTS & PAPER -- 1.3%
Buckeye Technologies, Inc.*                   50,000     1,178,125
Fibermark, Inc.*                              30,000       480,000
Wausau-Mosinee Paper Corp.                   108,393     2,479,490
                                                      ------------
                                                         4,137,615
                                                      ------------
HEALTH CARE SERVICES -- 5.4%
Computer Motion, Inc.*                        28,800       374,400
Cooper Cos., Inc.*                            10,000       364,375
Depuy, Inc.                                   25,000       706,250
Express Scripts, Inc. Class A*                14,000     1,120,000
Focal, Inc.*                                  17,500       172,813
Hooper Holmes, Inc.                           40,000       840,000
Incyte Pharmaceuticals, Inc.*                 20,000       682,500
Kendle International, Inc.*                   22,500       669,375
Mentor Corp.                                  62,100     1,498,163
Safeskin Corp.*                              102,000     4,194,750
Total Renal Care Holdings, Inc.*              66,666     2,299,977
Universal Health Services, Inc. Class B*      60,000     3,502,500
Ventana Medical Systems, Inc.*                25,000       700,000
                                                      ------------
                                                        17,125,103
                                                      ------------
HOTELS & RESTAURANTS -- 0.7%
CKE Restaurants, Inc.                         56,320     2,323,200
                                                      ------------
HOUSEHOLD GOODS -- 3.2%
Blyth Industries, Inc.*                       22,500       748,125
Ethan Allen Interiors, Inc.                   40,000     1,997,500
First Brands Corp.                            53,400     1,368,375
La-Z-Boy, Inc.                                17,500       988,750
LADD Furniture, Inc.*                         50,000     1,493,750
Miller (Herman), Inc.                         58,300     1,413,775
Oneida Ltd.                                   21,375       654,609
Pillowtex Corp.                               40,000     1,605,000
                                                      ------------
                                                        10,269,884
                                                      ------------
INSURANCE -- 4.6%
Capital Re Corp.                              14,000     1,002,750
First American Financial Corp.                31,000     2,790,000
Hartford Life, Inc. Class A                   25,000     1,423,438

                       See Notes to Financial Statements.
                                                                              43

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
Horace Mann Educators Corp.                   17,500  $    603,750
Medical Assurance, Inc.*                      25,000       693,750
Nationwide Financial Services, Inc. Class A   75,000     3,825,000
Old Republic International Corp.             150,000     4,396,875
                                                      ------------
                                                        14,735,563
                                                      ------------
LEISURE -- 0.9%
American Skiing Co.*                          15,000       195,000
Fairfield Communities, Inc.*                 139,450     2,675,697
                                                      ------------
                                                         2,870,697
                                                      ------------
MACHINERY & EQUIPMENT -- 2.8%
ADC Telecommunications, Inc.*                103,600     3,781,400
Crane Co.                                     20,250       983,391
Griffon Corp.*                                50,000       640,625
Idex Corp.                                    46,500     1,604,250
Scotsman Industries, Inc.                     15,000       416,250
SPS Technologies, Inc.*                       20,000     1,170,000
Tokheim Corp.*                                19,000       389,500
                                                      ------------
                                                         8,985,416
                                                      ------------
MEDIA -- 3.6%
Capstar Broadcasting Corp. Class A*           25,000       628,125
Central Newspapers, Inc. Class A              10,000       697,500
Cumulus Media, Inc. Class A*                   9,000       131,063
Omnicom Group, Inc.                           72,000     3,591,000
Outdoor Systems, Inc.*                        84,375     2,362,500
Pulitzer Publishing Co.                       10,000       892,500
Univision Communications, Inc. Class A*       50,000     1,862,500
Westwood One, Inc.*                           23,500       590,438
Young & Rubicam, Inc.*                        22,500       720,000
                                                      ------------
                                                        11,475,626
                                                      ------------
METALS -- 2.1%
Atchison Casting Corp.*                       30,000       536,250
Chase Industries, Inc.*                       15,000       296,250
Gibraltar Steel Corp.*                        20,000       410,000
Kaynar Technologies, Inc.*                    23,000       526,125
Precision Castparts Corp.                     60,000     3,202,500
Reliance Steel & Aluminum Corp.               23,000       888,375
Valmont Industries, Inc.                      40,000       797,500
                                                      ------------
                                                         6,657,000
                                                      ------------
MISCELLANEOUS FINANCE -- 3.3%
Allied Capital Corp.                          11,774       288,463
Americredit Corp.*                            67,000     2,391,063
CB Richard Ellis Services, Inc.*              25,000       835,938
CRIIMI MAE, Inc.                              39,000       541,125
Eaton Vance Corp.                             26,000     1,204,125
Excel Legacy Corp.*                           19,186        83,939
Excel Realty Trust, Inc.                      19,186       552,797
First Industrial Realty Trust, Inc.           10,000       318,125
Healthcare Financial Partners, Inc.*          32,500     1,990,625
Innkeepers USA Trust, Inc.                    21,500       271,438
Jefferies Group, Inc.                          9,000       369,000
Lasalle Hotel Properties*                     45,000       762,188


                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
MISCELLANEOUS FINANCE (CONTINUED)
Morgan Keegan, Inc.                           25,000  $    646,875
TCF Financial Corp.                            7,766       229,097
                                                      ------------
                                                        10,484,798
                                                      ------------
OFFICE EQUIPMENT -- 5.4%
Aspec Technology, Inc.*                        7,000        45,500
Aspen Technology, Inc.*                       30,000     1,515,000
Bea Systems, Inc.*                           178,000     4,071,750
Black Box Corp.*                              20,000       663,750
Comdisco, Inc.                               112,500     2,137,500
Comverse Technology, Inc.*                    20,000     1,037,500
Dialogic Corp.*                               15,000       442,500
H.T.E., Inc.*                                 20,000       268,750
Henry (Jack) & Associates, Inc.               45,000     1,546,875
Information Management Resources, Inc.*       39,375     1,331,367
MTS Systems Corp.                             84,800     1,362,100
Peerless Systems Corp.*                       50,000     1,037,500
Safeguard Scientific, Inc.*                   20,000       833,750
Sterling Commerce, Inc.*                      16,000       776,000
U.S. Office Products Co.                           1            15
                                                      ------------
                                                        17,069,857
                                                      ------------
OIL & GAS -- 1.7%
Key Energy Group, Inc.*                       22,500       295,313
North Carolina Natural Gas, Inc.              37,500       951,563
Nuevo Energy Co.*                             36,000     1,156,500
Omni Energy Services Corp.*                   25,000       337,500
Pride International, Inc.*                   100,000     1,693,750
Stone Energy Corp.*                           30,000     1,066,875
                                                      ------------
                                                         5,501,501
                                                      ------------
PHOTOGRAPHIC -- 0.0%
Panavision, Inc.*                              1,902        49,928
                                                      ------------
POLLUTION CONTROL -- 0.2%
Donaldson, Inc.                               28,000       661,500
                                                      ------------
RETAIL -- 8.9%
Abercrombie & Fitch Co. Class A*              38,150     1,678,600
CVS Corp.                                     68,572     2,670,022
Dress Barn, Inc.*                             69,750     1,735,031
Fred Meyer, Inc.*                             10,000       425,000
Fred's, Inc. Class A                          50,000     1,275,000
Garden Ridge Corp.*                           50,000       968,750
Goody's Family Clothing, Inc.*                40,000     2,182,500
Hines Horticulture, Inc.*                     45,000       495,000
Linens 'N Things, Inc.*                      160,000     4,890,000
Neiman-Marcus Group, Inc.*                    47,000     2,041,563
Oakwood Homes Corp.                          100,000     3,000,000
Pacific Sunwear of California, Inc.*          45,000     1,575,000
Pier 1 Imports, Inc.                          43,000     1,026,625
Regis Corp.                                   51,500     1,516,031
School Specialty, Inc.*                            1             9
Tiffany & Co., Inc.                           55,000     2,640,000
Track N' Trail, Inc.*                         65,000       308,750
                                                      ------------
                                                        28,427,881
                                                      ------------

                       See Notes to Financial Statements.
44

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
RETAIL - FOOD -- 0.6%
Foodmaker, Inc.*                              80,000  $  1,350,000
Ruddick Corp.                                 29,400       532,875
                                                      ------------
                                                         1,882,875
                                                      ------------
TELEPHONES -- 0.9%
Boston Communications Group, Inc.*            24,000       207,000
Qwest Communications International, Inc.      40,813     1,420,803
STAR Telecommunications, Inc.*                38,000       847,875
Tel-Save Holdings, Inc.*                      29,500       435,125
                                                      ------------
                                                         2,910,803
                                                      ------------
THRIFT INSTITUTIONS -- 1.7%
Albank Financial Corp.                        15,000     1,058,438
Anchor Bancorp Wisconsin, Inc.                25,000       976,563
Andover Bancorp, Inc.                         25,000       856,250
Charter One Financial, Inc.                   38,220     1,282,759
Dime Bancorp, Inc.                            21,000       628,688
MAF Bancorp, Inc.                             15,000       545,625
                                                      ------------
                                                         5,348,323
                                                      ------------
TOTAL COMMON STOCK
   (Cost $219,744,882)                                 307,982,120
                                                      ------------
CONVERTIBLE PREFERRED STOCK -- 0.5%
OIL & GAS -- 0.5%
Cross Timbers Oil Co., $1.5625, 12/31/49,
  Series A
  (Cost $987,859)                             36,120     1,546,388
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
TEMPORARY INVESTMENTS -- 2.3%
Dreyfus Cash Management Plus #719          2,479,542  $  2,479,542
Goldman Sachs Financial Square
  Money Market Portfolio                   2,357,512     2,357,512
J.P. Morgan Institutional Prime
  Money Market Portfolio                   2,479,684     2,479,684
                                                      -----------
TOTAL TEMPORARY INVESTMENTS
   (Cost $7,316,738)                                     7,316,738
                                                      ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $228,049,479)                                  316,845,246
                                                      ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.3%                                     837,102
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 16,504,497 and 245,461
  shares of beneficial interest outstanding
  of Institutional Class and Class A,
  respectively, $.001 par value (Note 7)              $317,682,348
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($313,043,262/16,504,497)                     $18.97
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($4,639,086/245,461)                                      $18.90
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.

                       See Notes to Financial Statements.
                                                                              45

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 95.2%
AEROSPACE -- 3.9%
Alliant Techsystems, Inc.*                    22,900  $  1,448,425
Esterline Technologies Corp.*                140,400     2,886,975
                                                      ------------
                                                         4,335,400
                                                      ------------
AIR TRANSPORT -- 3.1%
Continental Airlines, Inc. Class B*           57,100     3,475,962
                                                      ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 2.9%
Universal Corp.                               85,300     3,188,087
                                                      ------------
APPAREL, TEXTILES -- 1.6%
Guilford Mills, Inc.                          43,300       866,000
Kellwood Co.                                  12,800       457,600
Oxford Industries, Inc.                       13,800       482,137
                                                      ------------
                                                         1,805,737
                                                      ------------
AUTO RELATED -- 2.2%
Mascotech, Inc.                               17,200       412,800
Superior Industries International, Inc.       74,000     2,085,875
                                                      ------------
                                                         2,498,675
                                                      ------------
BANKS -- 6.0%
Compass Bancshares, Inc.                      34,250     1,536,969
Everen Capital Corp.                          51,200     1,433,600
GBC Bancorp                                   65,100     1,725,150
Old Kent Financial Corp.                      38,866     1,396,776
One Valley Bancorp                            14,875       541,078
                                                      ------------
                                                         6,633,573
                                                      ------------
BUSINESS SERVICES -- 6.5%
Aviall, Inc.*                                111,300     1,523,419
Bowne & Co., Inc.                             25,300     1,138,500
Franklin Covey Co.*                           21,300       410,025
Inacom Corp.*                                 47,600     1,511,300
Kelly Services, Inc. Class A                  56,200     1,981,050
Selective Insurance Group, Inc.               30,200       675,725
                                                      ------------
                                                         7,240,019
                                                      ------------
CASINOS -- 2.4%
Grand Casinos, Inc.*                         160,600     2,690,050
                                                      ------------
CHEMICALS -- 2.0%
Georgia Gulf Corp.                            28,400       647,875
Robbins & Myers, Inc.                         55,300     1,607,156
                                                      ------------
                                                         2,255,031
                                                      ------------
CONSTRUCTION -- 9.3%
Centex Corp.                                  91,500     3,454,125
Fleetwood Enterprises, Inc.                   18,300       732,000
Modine Manufacturing Co.                      12,200       422,425
Vulcan Materials Co.                          27,800     2,965,912
Webb Corp.                                   107,100     2,777,906
                                                      ------------
                                                        10,352,368
                                                      ------------
CONTAINERS -- 0.6%
Libbey, Inc.                                  16,900       647,481
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
ELECTRIC & GAS -- 7.4%
Central Hudson Gas & Electric Corp.           35,700  $  1,637,737
Cleco Corp.                                   18,000       535,500
Eastern Utilities Associates                  73,000     1,916,250
Interstate Energy Corp.                       24,966       811,395
OGE Energy Corp.                              16,600       448,200
Piedmont Natural Gas Co., Inc.                21,900       736,387
Public Service Co. of New Mexico              75,300     1,708,369
Washington Water Power Co.                    22,600       507,087
                                                      ------------
                                                         8,300,925
                                                      ------------
ELECTRONICS -- 5.0%
Marshall Industries, Inc.*                    68,100     1,855,725
NeoMagic Corp.*                               69,300     1,069,819
Park Electrochemical Corp.                    28,250       596,781
Superior Telecom, Inc.                        48,000     1,998,000
                                                      ------------
                                                         5,520,325
                                                      ------------
ENERGY SERVICES -- 2.7%
Tuboscope, Inc.*                              68,000     1,343,000
Zeigler Coal Holding Co.                      94,300     1,614,887
                                                      ------------
                                                         2,957,887
                                                      ------------
FOREST PRODUCTS & PAPER -- 0.9%
Schweitzer-Mauduit International, Inc.        36,300     1,052,700
                                                      ------------
HEALTH CARE SERVICES -- 6.8%
Cooper Cos., Inc.*                            48,100     1,752,644
Datascope Corp.*                              53,300     1,415,781
Dexter Corp.                                  18,000       572,625
Lincare Holdings, Inc.*                       78,500     3,297,000
Mariner Health Group, Inc.*                   32,800       545,300
                                                      ------------
                                                         7,583,350
                                                      ------------
HOTELS & RESTAURANTS -- 0.6%
Red Roof Inns, Inc.*                          36,700       621,606
                                                      ------------
HOUSEHOLD GOODS -- 0.6%
La-Z-Boy, Inc.                                11,600       655,400
                                                      ------------
INSURANCE -- 10.5%
Chartwell Re Corp.                            19,500       574,031
First American Financial Corp.                48,850     4,396,500
Gallagher (Arthur J.) & Co.                   77,500     3,468,125
Old Republic International Corp.             110,955     3,252,368
                                                      ------------
                                                        11,691,024
                                                      ------------
MACHINERY & EQUIPMENT -- 3.4%
Commercial Intertech Corp.                    49,900       904,438
Gardner Denver Machinery, Inc.*               69,400     1,917,175
Gleason Corp.                                 35,325       993,516
                                                      ------------
                                                         3,815,129
                                                      ------------
MEDIA -- 1.0%
Media General, Inc. Class A                   23,700     1,155,375
                                                      ------------

                       See Notes to Financial Statements.
46

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
METALS -- 1.6%
Cleveland Cliffs, Inc.                        13,100  $    702,488
Reliance Steel & Aluminum Corp.               29,300     1,131,713
                                                      ------------
                                                         1,834,201
                                                      ------------
MISCELLANEOUS FINANCE -- 3.1%
Eaton Vance Corp.                             19,800       916,988
Lehman Brothers Holdings, Inc.                32,000     2,482,000
                                                      ------------
                                                         3,398,988
                                                      ------------
OFFICE EQUIPMENT -- 4.2%
HMT Technology Corp.*                        173,900     1,445,544
Storage Technology Corp.*                     28,400     1,231,850
Systems & Computer Technology Corp.*          76,600     2,058,625
                                                      ------------
                                                         4,736,019
                                                      ------------
OIL & GAS -- 1.0%
Tesoro Petroleum Corp.*                       15,900       252,413
Washington Gas Light Corp.                    34,100       912,175
                                                      ------------
                                                         1,164,588
                                                      ------------
RETAIL -- 5.6%
Ames Department Stores, Inc.*                 35,000       920,938
Compucom Systems, Inc.*                       64,900       421,850
Footstar, Inc.*                               70,700     3,393,600
Lands' End, Inc.*                             47,800     1,511,675
                                                      ------------
                                                         6,248,063
                                                      ------------
THRIFT INSTITUTIONS -- 0.3%
Peoples Heritage Financial Group, Inc.        14,800       349,650
                                                      ------------
TOTAL COMMON STOCK
  (Cost $89,029,696)                                   106,207,613
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
TEMPORARY INVESTMENTS -- 4.4%
Dreyfus Cash Management Plus #719          1,616,941  $  1,616,941
Goldman Sachs Financial Square
  Money Market Portfolio                   1,638,189     1,638,189
J.P. Morgan Institutional Prime
  Money Market Portfolio                   1,637,278     1,637,278
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $4,892,408)                                     4,892,408
                                                      ------------
TOTAL INVESTMENTS -- 99.6%
   (Cost $93,922,104)                                  111,100,021
                                                      ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.4%                                     451,983
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 3,104,449 and 17,651 shares
  of beneficial interest outstanding of
  Institutional Class and Class A, respectively,
  $.001 par value (Note 7)                            $111,552,004
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($110,922,140/3,104,449)                      $35.73
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($629,864/17,651)                                         $35.68
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
*Non-income producing security.

                       See Notes to Financial Statements.
                                                                              47

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 96.7%
AEROSPACE -- 1.9%
Allegheny Teledyne, Inc.                       6,395  $    146,286
Allied Signal, Inc.                           20,800       923,000
B.F. Goodrich Co.                              2,100       104,212
Boeing Co.                                    36,892     1,644,000
E.G. & G., Inc.                                1,900        57,000
General Dynamics Corp.                         5,000       232,500
Lockheed Martin Corp.                          7,171       759,230
Northrop Grumman Holdings Corp.                2,600       268,125
Raytheon Co. Class A                           1,842       106,145
Raytheon Co. Class B                          10,700       632,637
Rockwell International Corp.                   7,700       370,081
Textron, Inc.                                  6,100       437,294
United Technologies Corp.                      8,600       795,500
                                                      ------------
                                                         6,476,010
                                                      ------------
AIR TRANSPORT -- 0.4%
AMR Corp.*                                     6,800       566,100
Delta Air Lines, Inc.                          2,700       348,975
Southwest Airlines Co.                         8,550       253,294
U.S. Airways Group, Inc.*                      3,600       285,300
                                                      ------------
                                                         1,453,669
                                                      ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 1.6%
Anheuser-Busch Cos., Inc.                     18,100       854,094
Brown-Forman Corp.                             2,700       173,475
Coors Adolph Co.                               1,200        40,800
Fortune Brands, Inc.                           6,700       257,531
Philip Morris Cos., Inc.                      89,400     3,520,125
Seagram Co., Ltd.                             13,600       556,750
UST, Inc.                                      6,800       183,600
                                                      ------------
                                                         5,586,375
                                                      ------------
APPAREL, TEXTILES -- 0.3%
Fruit of the Loom, Inc. Class A*               3,000        99,562
Liz Claiborne, Inc.                            2,500       130,625
Nike, Inc. Class B                            10,700       520,956
Reebok International, Ltd.*                    2,200        60,912
Russell Corp.                                  1,600        48,300
Springs Industries, Inc. Class A                 800        36,900
VF Corp.                                       4,700       242,050
                                                      ------------
                                                         1,139,305
                                                      ------------
AUTO RELATED -- 0.5%
Cooper Tire & Rubber Co.                       2,300        47,437
Dana Corp.                                     4,000       214,000
Eaton Corp.                                    2,900       225,475
Echlin, Inc.                                   2,000        98,125
Genuine Parts Co.                              6,625       228,977
Goodyear Tire & Rubber Co.                     6,100       393,069
ITT Industries, Inc.                           4,400       164,450
T.R.W., Inc.                                   4,800       262,200
                                                      ------------
                                                         1,633,733
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
AUTOS -- 1.7%
Chrysler Corp.                                24,000  $  1,353,000
Ford Motor Co.                                44,400     2,619,600
General Motors Corp.                          26,400     1,763,850
Navistar International Corp.*                  2,700        77,963
                                                      ------------
                                                         5,814,413
                                                      ------------
BANKS -- 8.5%
Banc One Corp.                                26,012     1,451,795
Bank of New York Co., Inc.                    13,900       843,556
BankAmerica Corp.                             25,676     2,219,369
BankBoston Corp.                              10,800       600,750
Bankers Trust Corp.                            3,600       417,825
BB&T Corp.                                     5,300       358,412
Chase Manhattan Corp.                         31,168     2,353,184
Citicorp                                      16,900     2,522,325
Comerica, Inc.                                 5,850       387,562
Fifth Third Bancorp.                           9,250       581,594
First Chicago NBD Corp.                       10,813       958,302
First Union Corp.                             35,826     2,086,864
Fleet Financial Group, Inc.                   10,055       839,592
Huntington Bancshares, Inc.                    7,100       237,406
J.P. Morgan & Co., Inc.                        6,600       773,025
Keycorp                                       16,312       581,115
MBNA Corp.                                    18,437       608,421
Mellon Bank Corp.                              9,400       654,475
Mercantile Bancorp, Inc.                       4,900       246,837
National City Corp.                           12,100       859,100
NationsBank Corp.                             34,875     2,667,937
Northern Trust Corp.                           4,100       312,625
Norwest Corp.                                 27,900     1,042,762
PNC Bank Corp.                                11,300       608,081
Republic New York Corp.                        4,000       251,750
State Street Corp.                             5,900       410,050
Summit Bancorp                                 6,500       308,750
Suntrust Banks, Inc.                           7,800       634,237
Synovus Financial Corp.                        9,750       231,562
U.S. Bancorp                                  27,384     1,177,512
Wachovia Corp.                                 7,600       642,200
Wells Fargo & Co.                              3,233     1,192,977
                                                      ------------
                                                        29,061,952
                                                      ------------
BUSINESS SERVICES -- 1.8%
Ascend Communications, Inc.*                   7,500       371,719
Automatic Data Processing, Inc.               10,800       787,050
Cendant Corp.*                                30,049       627,273
Ceridian Corp.*                                2,800       164,500
Cognizant Corp.                                6,000       378,000
Computer Sciences Corp.*                       5,800       371,200
Deluxe Corp.                                   3,200       114,600
Dun & Bradstreet Corp.                         6,300       227,587
Ecolab, Inc.                                   5,000       155,000
FDX Corp.*                                     5,080       318,770
First Data Corp.                              15,800       526,337
H & R Block, Inc.                              3,800       160,075
Ikon Office Solutions, Inc.                    4,900        71,356

                       See Notes to Financial Statements.
48

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Interpublic Group of Cos., Inc.                4,650  $    282,197
Moore Corp., Ltd.                              3,500        46,375
National Service Industries, Inc.              1,700        86,487
Oracle Corp.*                                 36,187       886,581
Service Corp. International                    9,300       398,737
Shared Medical Systems Corp.                     900        66,094
                                                      ------------
                                                         6,039,938
                                                      ------------
CASINOS -- 0.1%
Harrah's Entertainment, Inc.*                  4,050        94,162
Mirage Resorts, Inc.*                          6,900       147,056
                                                      ------------
                                                           241,218
                                                      ------------
CHEMICALS -- 2.7%
Air Products & Chemicals, Inc.                 8,000       320,000
Avery Dennison Corp.                           3,900       209,625
Corning, Inc.                                  8,500       295,375
Dow Chemical Co.                               8,400       812,175
E.I. du Pont de Nemours & Co.                 41,700     3,111,862
Eastman Chemical Co.                           2,900       180,525
F.M.C. Corp.*                                  1,400        95,462
Great Lakes Chemical Corp.                     2,200        86,762
Hercules, Inc.                                 3,700       152,162
Minnesota Mining & Manufacturing Co.          15,100     1,241,031
Monsanto Co.                                  21,900     1,223,662
Morton International, Inc.                     4,900       122,500
Nalco Chemical Co.                             2,500        87,812
P.P.G. Industries, Inc.                        6,600       459,112
Praxair, Inc.                                  6,000       280,875
Rohm & Haas Co.                                2,300       239,056
Sealed Air Corp.*                              1,447        53,177
Sigma Aldrich Corp.                            3,900       136,987
Union Carbide Corp.                            4,700       250,862
W.R. Grace & Co.*                              2,700        46,069
                                                      ------------
                                                         9,405,091
                                                      ------------
CONSTRUCTION -- 0.3%
Armstrong World Industries, Inc.               1,500       101,062
Centex Corp.                                   2,200        83,050
Fleetwood Enterprises, Inc.                    1,200        48,000
Fluor Corp.                                    3,300       168,300
Foster Wheeler Corp.                           1,600        34,300
Kaufman & Broad Home Corp.                     1,000        31,750
Masco Corp.                                    6,100       369,050
Owens Corning, Inc.                            2,100        85,706
Pulte Corp.                                    1,600        47,800
Sherwin Williams Co.                           6,700       221,937
                                                      ------------
                                                         1,190,955
                                                      ------------
CONTAINERS -- 0.2%
Ball Corp.                                       900        36,169
Bemis Co., Inc.                                2,100        85,837
Crown Cork & Seal Co., Inc.                    5,100       242,250
Owens-Illinois, Inc.*                          5,500       246,125
                                                      ------------
                                                           610,381
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
COSMETICS & SOAP -- 2.6%
Alberto-Culver Co. Class B                     2,300  $     66,700
Avon Products, Inc.                            5,000       387,500
Clorox Co.                                     4,000       381,500
Colgate-Palmolive Co.                         10,900       959,200
Gillette Co.                                  41,400     2,346,862
International Flavors & Fragrances, Inc.       4,000       173,750
Procter & Gamble Co.                          49,600     4,516,700
                                                      ------------
                                                         8,832,212
                                                      ------------
DRUGS -- 9.7%
Abbott Laboratories, Inc.                     56,800     2,321,700
Allergan, Inc.                                 2,400       111,300
Alza Corp.*                                    3,300       142,725
American Home Products Corp.                  48,000     2,484,000
Amgen, Inc.*                                   9,700       634,137
Bristol-Myers Squibb Co.                      36,900     4,241,194
Cardinal Health, Inc.                          4,000       375,000
Eli Lilly & Co.                               41,000     2,708,562
Johnson & Johnson                             49,900     3,680,125
Mallinckrodt, Inc.                             2,700        80,156
Merck & Co., Inc.                             44,400     5,938,500
Pfizer, Inc.                                  48,000     5,217,000
Pharmacia & Upjohn, Inc.                      18,680       861,615
Schering Plough Corp.                         27,100     2,483,037
Warner-Lambert Co.                            30,300     2,102,062
                                                      ------------
                                                        33,381,113
                                                      ------------
ELECTRIC & GAS -- 2.5%
Ameren Corp.                                   5,200       206,700
American Electric Power Co.                    7,000       317,625
Baltimore Gas & Electric Co.                   5,400       167,737
Carolina Power & Light Co.                     5,500       238,562
Central & South West Corp.                     7,800       209,625
Cinergy Corp.                                  5,836       204,260
Consolidated Edison Inc.                       8,700       400,744
Consolidated Natural Gas Co.                   3,500       206,062
Dominion Resources, Inc.                       6,850       279,137
DTE Energy Co.                                 5,400       218,025
Duke Energy Corp.                             13,261       785,714
Eastern Enterprises                              800        34,300
Edison International                          14,100       416,831
Entergy Corp.                                  9,000       258,750
F.P.L. Group, Inc.                             6,700       422,100
FirstEnergy Corp.                              8,500       261,375
GPU, Inc.                                      4,500       170,156
Houston Industries, Inc.                      10,493       323,971
Niagara Mohawk Power Corp.*                    5,800        86,637
Nicor, Inc.                                    1,900        76,237
Northern States Power Co.                      5,400       154,575
Oneok, Inc.                                    1,100        43,862
P.P.& L. Resources, Inc.                       6,100       138,394
Pacific Gas & Electric Co.                    14,100       445,031
Pacificorp                                    10,900       246,612
PECO Energy Co.                                8,200       239,337
Peoples Energy Corp.                           1,400        54,075
Public Service Enterprise Group, Inc.          8,600       296,162

                       See Notes to Financial Statements.
                                                                              49

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
ELECTRIC & GAS (CONTINUED)
Sempra Energy*                                 4,661  $    129,364
Sonat, Inc.                                    4,100       158,362
Southern Co.                                  25,400       703,262
Texas Utilities Co.                            9,107       379,079
Unicom Corp.                                   8,000       280,500
                                                      ------------
                                                         8,553,163
                                                      ------------
ELECTRICAL -- 4.1%
CBS Corp.                                     26,000       825,500
Cooper Industries, Inc.                        4,500       247,219
Emerson Electric Co.                          16,400       990,150
General Electric Co.                         121,400    11,047,400
General Instrument Corp.*                      5,400       146,812
Grainger W.W., Inc.                            3,600       179,325
Honeywell, Inc.                                4,700       392,744
Johnson Controls, Inc.                         3,100       177,281
                                                      ------------
                                                        14,006,431
                                                      ------------
ELECTRONICS -- 3.6%
A.M.P., Inc.                                   8,096       278,300
Advanced Micro Devices, Inc.*                  5,200        88,725
Andrew Corp.*                                  3,287        59,166
Intel Corp.                                   60,700     4,495,594
KLA Tencor Corp.*                              3,300        91,369
LSI Logic Corp.*                               5,200       119,925
Lucent Technologies, Inc.                     48,272     4,015,627
Micron Technology, Inc.*                       7,800       193,537
Motorola, Inc.                                22,100     1,161,631
National Semiconductor Corp.*                  5,600        73,850
Parametric Technology Corp.*                   9,400       254,387
Perkin Elmer Corp.                             1,700       105,719
Scientific Atlanta, Inc.                       3,100        78,662
Tektronix, Inc.                                1,950        68,981
Tellabs, Inc.*                                 6,900       493,781
Texas Instruments, Inc.                       14,400       839,700
Thomas & Betts Corp.                           2,000        98,500
                                                      ------------
                                                        12,517,454
                                                      ------------
ENERGY SERVICES -- 0.6%
Baker Hughes, Inc.                             6,200       214,287
Halliburton Co.                                9,700       432,256
Helmerich & Payne, Inc.                        2,000        44,500
Rowan Cos., Inc.*                              3,400        66,087
Schlumberger, Ltd.                            18,300     1,250,119
Western Atlas, Inc.*                           2,100       178,237
                                                      ------------
                                                         2,185,486
                                                      ------------
FOOD & BEVERAGES -- 5.6%
Archer Daniels Midland Co.                    20,553       398,214
Bestfoods, Inc.                               10,600       615,463
Campbell Soup Co.                             16,900       897,813
Coca Cola Co.                                 91,700     7,840,350
Conagra, Inc.                                 17,400       551,363
General Mills, Inc.                            5,800       396,575
Heinz H.J. Co.                                13,500       757,688
Hershey Foods Corp.                            5,300       365,700
Kellogg Co.                                   15,200       570,950


                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
Pepsico, Inc.                                 56,000  $  2,306,500
Pioneer Hi-Bred International, Inc.            9,000       372,375
Quaker Oats Co.                                5,100       280,181
Ralston Purina Group                           3,900       455,569
Sara Lee Corp.                                17,700       990,094
Unilever N.V.                                 23,600     1,862,925
Wm. Wrigley Jr., Co.                           4,400       431,200
                                                      ------------
                                                        19,092,960
                                                      ------------
FOREST PRODUCTS & PAPER -- 1.0%
Boise Cascade Corp.                            1,900        62,225
Champion International, Corp.                  3,700       181,994
Fort James Corp.                               7,600       338,200
Georgia Pacific Corp.                          3,400       200,388
International Paper Co.                       11,107       477,601
Kimberly-Clark Corp.                          20,228       927,960
Louisiana-Pacific Corp.                        4,300        78,475
Mead Corp.                                     3,900       123,825
Potlatch Corp.                                   900        37,800
Stone Container Corp.*                         3,954        61,781
Temple Inland, Inc.                            2,200       118,525
Union Camp Corp.                               2,600       129,025
Westvaco Corp.                                 4,000       113,000
Weyerhaeuser Co.                               7,400       341,788
Willamette Industries, Inc.                    4,100       131,200
                                                      ------------
                                                         3,323,787
                                                      ------------
HEALTH CARE SERVICES -- 1.8%
Bausch & Lomb, Inc.                            2,000       100,250
Baxter International, Inc.                    10,300       554,269
Becton, Dickinson & Co.                        4,500       349,313
Biomet, Inc.                                   4,300       141,900
Boston Scientific Corp.*                       7,200       515,700
C.R. Bard, Inc.                                2,300        87,544
Columbia HCA Healthcare Corp.                 23,882       695,563
Guidant Corp.                                  5,500       392,219
HBO & Co.                                     15,200       535,800
Healthsouth Corp.*                            14,500       386,969
Humana, Inc.*                                  6,000       187,125
Manor Care, Inc.                               2,350        90,328
Medtronic, Inc.                               17,300     1,102,875
Millipore Corp.                                1,600        43,600
St. Jude Medical, Inc.*                        3,400       125,163
Tenet Healthcare Corp.*                       11,300       353,125
U.S. Surgical Corp.                            2,800       127,750
United Healthcare Corp.                        7,000       444,500
                                                      ------------
                                                         6,233,993
                                                      ------------
HOTELS & RESTAURANTS -- 0.8%
Darden Restaurants, Inc.                       6,100        96,838
Hilton Hotels Corp.                            9,200       262,200
Marriott International Inc. Class A            9,400       304,325
McDonald's Corp.                              25,400     1,752,600
Tricon Global Restaurants, Inc.*               5,630       178,401
Wendy's International, Inc.                    5,100       119,850
                                                      ------------
                                                         2,714,214
                                                      ------------

                       See Notes to Financial Statements.
50

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
HOUSEHOLD GOODS -- 0.3%
Black & Decker Corp.                           3,700  $    225,700
Maytag Corp.                                   3,900       192,563
Newell Co.                                     5,900       293,894
Rubbermaid, Inc.                               5,900       195,806
Tupperware Corp.                               2,500        70,313
Whirlpool Corp.                                2,900       199,375
                                                      ------------
                                                         1,177,651
                                                      ------------
INSURANCE -- 4.9%
Aetna, Inc.                                    5,453       415,110
Allstate Corp.                                15,770     1,443,941
American General Corp.                         9,396       668,878
American International Group, Inc.            25,912     3,783,152
Aon Corp.                                      6,200       435,550
Chubb Corp.                                    6,300       506,363
Cigna Corp.                                    8,100       558,900
Cincinnati Financial Corp.                     6,000       230,250
Conseco, Inc.                                  6,900       322,575
General Re Corp.                               2,900       735,150
Hartford Financial Services Group, Inc.        4,400       503,250
Jefferson-Pilot Corp.                          3,900       225,956
Lincoln National Corp.                         3,800       347,225
Loews Corp.                                    4,200       365,925
Marsh & McLennan Cos., Inc.                    9,450       571,134
MBIA, Inc.                                     3,600       269,550
MGIC Investment Corp.                          4,200       239,663
Progressive Corp.                              2,700       380,700
Providian Financial Corp.                      3,700       290,681
Safeco Corp.                                   5,200       235,950
St. Paul Cos., Inc.                            8,568       360,392
SunAmerica, Inc.                               7,200       413,550
Torchmark Corp.                                5,200       237,900
Transamerica Corp.                             2,400       276,300
Travelers Group, Inc.                         42,492     2,576,078
UNUM Corp.                                     5,100       283,050
                                                      ------------
                                                        16,677,173
                                                      ------------
LEISURE -- 0.2%
Brunswick Corp.                                3,900        96,525
Hasbro, Inc.                                   4,650       182,803
Jostens, Inc.                                  1,100        26,538
Mattel, Inc.                                  10,737       454,309
                                                      ------------
                                                           760,175
                                                      ------------
MACHINERY & EQUIPMENT -- 1.8%
Aeroquip Vickers, Inc.                           800        46,700
Applied Materials, Inc.*                      13,400       395,300
Briggs & Stratton Corp.                        1,000        37,438
Case Corp.                                     2,800       135,100
Caterpillar, Inc.                             13,700       724,388
Cincinnati Milacron, Inc.                      1,600        38,900
Crane Co.                                      1,900        92,269
D.S.C. Communication Corp.*                    4,300       128,463
Deere & Co.                                    9,300       491,738
Dover Corp.                                    8,200       280,850
Dresser Industries, Inc.                       6,500       286,406
General Signal Corp.                           2,000        72,000


                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
MACHINERY & EQUIPMENT (CONTINUED)
Harnischfeger Industries, Inc.                 1,800  $     50,963
Illinois Tool Works, Inc.                      9,200       613,525
Ingersoll Rand Co.                             6,100       268,781
McDermott International, Inc.                  2,200        75,763
Nacco Industries, Inc.                           300        38,775
Pall Corp.                                     4,733        97,027
Parker-Hannifin Corp.                          4,225       161,078
Raychem Corp.                                  3,200        94,600
Snap-On, Inc.                                  2,400        87,000
Stanley Works, Inc.                            3,300       137,156
Tenneco, Inc.                                  6,300       239,794
Thermo Electron Corp.*                         5,600       191,450
Timken Co.                                     2,500        77,031
Tyco International Ltd.                       21,200     1,335,600
                                                      ------------
                                                         6,198,095
                                                      ------------
MEDIA -- 3.2%
Clear Channel Communications, Inc.*            4,500       491,063
Comcast Corp. Class A                          4,800       190,200
Comcast Corp. Special Class A Non-Voting       8,100       328,556
Dow Jones & Co., Inc.                          3,800       211,850
Gannett Co., Inc.                             10,500       746,156
King World Productions, Inc.*                  2,200        56,100
Knight-Ridder, Inc.                            3,200       176,200
McGraw-Hill Cos., Inc.                         3,700       301,781
Mediaone Group*                               22,400       984,200
Meredith Corp.                                 1,900        89,181
New York Times Co.                             3,500       277,375
Omnicom Group, Inc.                            6,200       309,225
R.R. Donnelley & Sons, Inc.                    5,600       256,200
Tele-Communications, Inc. Class A*            18,652       715,771
Time Warner, Inc.                             21,400     1,828,363
Times Mirror Co.                               3,300       207,488
Tribune Co.                                    4,700       323,419
Viacom, Inc. Class A*                            560        32,760
Viacom, Inc. Class B*                         11,943       695,680
Walt Disney Co.                               24,900     2,616,056
                                                      ------------
                                                        10,837,624
                                                      ------------
METALS -- 0.7%
Alcan Aluminium Ltd.                           8,400       232,050
Aluminum Co. of America                        6,400       422,000
Armco, Inc.*                                   3,200        20,400
Asarco, Inc.                                   1,700        37,825
Barrick Gold Corp.                            14,100       270,544
Battle Mountain Gold Co.                       9,000        53,438
Bethlehem Steel Corp.*                         4,500        55,969
Cyprus AMAX Minerals Co.                       3,650        48,363
Engelhard Corp.                                5,687       115,162
Freeport-McMoran Copper & Gold, Inc.           7,100       107,831
Homestake Mining Co.                           5,800        60,175
Inco, Ltd.                                     6,600        89,925
Newmont Mining Corp.                           5,774       136,411
Nucor Corp.                                    3,400       156,400
Phelps Dodge Corp.                             2,200       125,813
Placer Dome, Inc.                              9,400       110,450
Reynolds Metals Co.                            2,700       151,031

                       See Notes to Financial Statements.
                                                                              51

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
METALS (CONTINUED)
USX-U.S. Steel Group, Inc.                     3,300  $    108,900
Worthington Industries, Inc.                   3,850        57,750
                                                      ------------
                                                         2,360,437
                                                      ------------
MISCELLANEOUS FINANCE -- 3.8%
American Express Co.                          17,200     1,960,800
Associates First Capital Corp. Class A        12,741       979,464
Bear Stearns Cos., Inc.                        4,400       250,250
Beneficial Corp.                               2,000       306,375
Capital One Financial Corp.*                   2,500       310,469
Charles Schwab Corp.                           9,750       316,875
Countrywide Credit Industries, Inc.            4,100       208,075
Equifax, Inc.                                  5,500       199,719
Federal Home Loan Mortgage Corp.              25,600     1,204,800
Federal National Mortgage Association         39,300     2,387,475
Franklin Resources, Inc.                       9,300       502,200
Green Tree Financial Corp.                     5,000       214,063
Household International, Inc.                 11,700       582,075
Lehman Brothers Holdings, Inc.                 3,900       302,494
Merrill Lynch & Co., Inc.                     12,300     1,134,675
Morgan Stanley Dean Witter & Co.              21,869     1,998,280
SLM Holding Corp.                              6,500       318,500
                                                      ------------
                                                        13,176,589
                                                      ------------
OFFICE EQUIPMENT -- 8.8%
3Com Corp.*                                   12,800       392,800
Adobe Systems, Inc.                            2,800       118,825
Apple Computer, Inc.*                          5,000       143,438
Autodesk, Inc.                                 1,900        73,031
Bay Networks, Inc.*                            7,800       251,550
Cabletron Systems, Inc.*                       6,100        81,969
Cisco Systems, Inc.*                          37,700     3,470,756
Compaq Computer Corp.                         61,021     1,731,485
Computer Associates International, Inc.       20,162     1,120,251
Data General Corp.*                            1,700        25,394
Dell Computer, Inc.*                          24,200     2,244,550
EMC Corp.*                                    18,300       820,069
Gateway 2000, Inc.*                            5,600       283,500
Harris Corp.                                   2,900       129,594
Hewlett Packard Co.                           38,400     2,299,200
International Business Machines Corp.         36,000     4,133,250
Microsoft Corp.*                              90,300     9,786,263
Novell, Inc.*                                 13,700       174,675
Pitney Bowes, Inc.                            10,100       486,063
Seagate Technology, Inc.*                      9,000       214,313
Silicon Graphics, Inc.*                        6,954        84,317
Sun Microsystems, Inc.*                       13,800       599,438
Unisys Corp.*                                  9,300       262,725
Xerox Corp.                                   12,100     1,229,663
                                                      ------------
                                                        30,157,119
                                                      ------------
OIL & GAS -- 6.7%
Amerada Hess Corp.                             3,500       190,094
Amoco Corp.                                   36,000     1,498,500
Anadarko Petroleum Corp.                       2,200       147,813
Apache Corp.                                   3,300       103,950
Ashland, Inc.                                  2,900       149,713


                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
Atlantic Richfield Co.                        11,800  $    921,875
Burlington Resources, Inc.                     6,482       279,131
Chevron Corp.                                 24,200     2,010,113
Coastal Corp.                                  3,900       272,269
Columbia Energy Group                          3,150       175,219
Enron Corp.                                   12,200       659,563
Exxon Corp.                                   91,400     6,517,963
Kerr-McGee Corp.                               1,800       104,175
Mobil Corp.                                   28,900     2,214,463
Occidental Petroleum Corp.                    12,500       337,500
Oryx Energy Co.*                               4,100        90,713
Pennzoil Co.                                   1,800        91,125
Phillips Petroleum Co.                         9,700       467,419
Royal Dutch Petroleum Co.                     79,100     4,335,669
Sun Co., Inc.                                  2,655       103,047
Texaco, Inc.                                  20,700     1,235,531
Unocal Corp.                                   9,100       325,325
USX-Marathon Group, Inc.                      10,600       363,713
Williams Cos., Inc.                           15,200       513,000
                                                      ------------
                                                        23,107,883
                                                      ------------
PHOTOGRAPHIC -- 0.3%
Eastman Kodak Co.                             12,000       876,750
Polaroid Corp.                                 1,800        64,013
                                                      ------------
                                                           940,763
                                                      ------------
POLLUTION CONTROL -- 0.3%
Browning-Ferris Industries, Inc.               7,300       253,675
Laidlaw, Inc.                                 12,500       152,344
Waste Management, Inc.                        16,794       587,790
                                                      ------------
                                                           993,809
                                                      ------------
RAILROADS -- 0.6%
Burlington Northern Santa Fe Corp.             5,731       562,713
CSX Corp.                                      8,300       377,650
Norfolk Southern Corp.                        13,900       414,394
Union Pacific Corp.                            9,100       401,538
Union Pacific Resources Group, Inc.            9,351       164,227
                                                      ------------
                                                         1,920,522
                                                      ------------
RETAIL -- 5.0%
American Greetings Corp. Class A               2,800       142,625
Autozone, Inc.*                                5,600       178,850
Circuit City Stores, Inc.                      3,800       178,125
Consolidated Stores Corp.*                     4,000       145,000
Costco Cos., Inc.*                             7,821       493,212
CVS Corp.                                     14,000       545,125
Dayton Hudson Corp.                           16,000       776,000
Dillard's Inc. Class A                         4,200       174,038
Federated Department Stores, Inc.*             7,700       414,356
Gap, Inc.                                     14,850       915,131
Harcourt General, Inc.                         2,800       166,600
Home Depot, Inc.                              26,999     2,242,604
K Mart Corp.*                                 18,000       346,500
Limited, Inc.                                  8,313       275,368
Longs Drug Stores, Inc.                        1,400        40,425
Lowe's Cos., Inc.                             12,800       519,200

                       See Notes to Financial Statements.
52

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
RETAIL (CONTINUED)
May Department Stores Co.                      8,500  $    556,750
Mercantile Stores Co., Inc.                    1,400       110,513
Nordstrom, Inc.                                2,800       216,125
Penney, J.C. Co.                               9,200       665,275
Pep Boys-Manny, Moe & Jack                     2,400        45,450
Rite Aid Corp.                                 9,600       360,600
Sears, Roebuck & Co.                          14,500       885,406
Tandy Corp.                                    3,800       201,638
TJX Cos., Inc.                                12,400       299,150
Toys "R" Us, Inc.*                            10,500       247,406
Venator Group Inc.*                            5,200        99,450
Wal-Mart Stores, Inc.                         83,100     5,048,325
Walgreen Co.                                  18,200       751,888
                                                      ------------
                                                        17,041,135
                                                      ------------
RETAIL - FOOD -- 0.6%
Albertson's, Inc.                              9,100       471,494
American Stores Co.                           10,100       244,294
Giant Food, Inc. Class A                       2,400       103,350
Great Atlantic & Pacific Tea Co., Inc.         1,100        36,369
Kroger Co.*                                    9,400       403,025
Supervalu, Inc.                                2,200        97,625
Sysco Corp.                                   13,000       333,125
Winn-Dixie Stores, Inc.                        5,600       286,650
                                                      ------------
                                                         1,975,932
                                                      ------------
TELEPHONES -- 6.8%
AirTouch Communications, Inc.*                20,800     1,215,500
Alltel Corp.                                   6,800       316,200
Ameritech Corp.                               40,400     1,812,950
AT&T Corp.                                    60,242     3,441,324
Bell Atlantic Corp.                           57,604     2,628,183
BellSouth Corp.                               36,600     2,456,775
Frontier Corp.                                 6,400       201,600
GTE Corp.                                     35,300     1,963,563
MCI Communications Corp.                      25,700     1,492,206
Nextel Communications, Inc. Class A*           9,700       241,288
Northern Telecom, Ltd.                        19,400     1,100,950
SBC Communications, Inc.                      67,808     2,712,320
Sprint Corp.                                  15,900     1,120,950
US West, Inc. Communications Group            18,411       865,317
WorldCom, Inc.*                               37,600     1,816,550
                                                      ------------
                                                        23,385,676
                                                      ------------
THRIFT INSTITUTIONS -- 0.3%
Ahmanson (H.F.) & Co.                          4,100       291,100
Golden West Financial Corp.                    2,100       223,256
Washington Mutual, Inc.                       14,205       616,142
                                                      ------------
                                                         1,130,498
                                                      ------------
TRUCKING -- 0.1%
Cummins Engine Co., Inc.                       1,600        82,000
Paccar, Inc.                                   3,090       160,873
Ryder System, Inc.                             3,000        94,688
                                                      ------------
                                                           337,561
                                                      ------------
TOTAL COMMON STOCK
  (Cost $188,743,230)                                  331,672,495
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
CONVERTIBLE PREFERRED STOCK -- 0.0%
CONTAINERS -- 0.0%
Sealed Air Corp., $2.00, 04/01/18,
  Series A
  (Cost $42,011)                               1,282  $     53,844
                                                      ------------
  COUPON                                       PAR
   RATE                           MATURITY    (000)
-----------                       --------   -------
U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bills**
   5.080%                         08/20/98      $500       496,668
   5.534%                         08/20/98       600       596,002
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,092,089)                                      1,092,670
                                                      ------------
                                            SHARES
                                          ----------
TEMPORARY INVESTMENTS -- 3.3%
Dreyfus Cash Management Plus #719          3,871,439     3,871,439
Goldman Sachs Financial Square
  Money Market Portfolio                   3,770,549     3,770,549
J.P. Morgan Institutional Prime
  Money Market Portfolio                   3,775,656     3,775,656
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $11,417,644)                                   11,417,644
                                                      ------------
TOTAL INVESTMENTS -- 100.3%
   (Cost $201,294,974)                                 344,236,653
                                                      ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.3% )                              (1,049,236)
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 12,154,502 and 336,222
  shares of beneficial interest outstanding
  of Institutional Class and Class A,
  respectively, $.001 par value (Note 7)              $343,187,417
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($333,949,948/12,154,502)                     $27.48
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($9,237,469/336,222)                                      $27.47
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
**Security pledged as collateral for futures contracts.

                                           NUMBER OF   UNREALIZED
                                           CONTRACTS  APPRECIATION
                                          ----------  ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 1998               41        $212,400
                                              ==        ========

                       See Notes to Financial Statements.
                                                                              53

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 47.2%
AEROSPACE -- 1.4%
Alliant Techsystems, Inc.*                     1,100  $     69,575
Esterline Technologies Corp.*                  7,000       143,937
Litton Industries, Inc.*                       7,875       464,625
Northrop Grumman Holdings Corp.                2,400       247,500
                                                      ------------
                                                           925,637
                                                      ------------
AIR TRANSPORT -- 1.7%
AMR Corp.*                                     8,400       699,300
Continental Airlines, Inc. Class B*            2,900       176,537
Delta Air Lines, Inc.                          2,000       258,500
                                                      ------------
                                                         1,134,337
                                                      ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 0.7%
Philip Morris Cos., Inc.                       5,200       204,750
Universal Corp.                                7,100       265,362
                                                      ------------
                                                           470,112
                                                      ------------
APPAREL, TEXTILES -- 0.6%
Guilford Mills, Inc.                           1,800        36,000
Kellwood Co.                                     600        21,450
Oxford Industries, Inc.                          700        24,456
VF Corp.                                       5,700       293,550
                                                      ------------
                                                           375,456
                                                      ------------
AUTO RELATED -- 0.3%
ITT Industries, Inc.                           2,025        75,684
Mascotech, Inc.                                  900        21,600
Superior Industries International, Inc.        3,600       101,475
                                                      ------------
                                                           198,759
                                                      ------------
AUTOS -- 1.4%
Ford Motor Co.                                15,800       932,200
                                                      ------------
BANKS -- 2.3%
Bankers Trust Corp.                              900       104,456
Chase Manhattan Corp.                          8,400       634,200
Comerica, Inc.                                 2,350       155,687
Compass Bancshares, Inc.                       1,800        80,775
Everen Capital Corp.                           2,600        72,800
GBC Bancorp                                    3,200        84,800
Old Kent Financial Corp.                       2,005        72,073
One Valley Bancorp                               750        27,281
Southtrust Corp.                               7,800       339,300
                                                      ------------
                                                         1,571,372
                                                      ------------
BUSINESS SERVICES -- 1.1%
Aviall, Inc.*                                  5,400        73,912
Bowne & Co., Inc.                              1,300        58,500
Computer Sciences Corp.*                         575        36,800
Franklin Covey Co.*                            1,100        21,175
Inacom Corp.*                                  2,300        73,025
Kelly Services, Inc. Class A                   2,800        98,700
Selective Insurance Group, Inc.                1,600        35,800
Viad Corp.                                    13,600       377,400
                                                      ------------
                                                           775,312
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
CASINOS -- 0.2%
Grand Casinos, Inc.*                           7,900  $    132,325
                                                      ------------
CHEMICALS -- 0.4%
Georgia Gulf Corp.                             1,400        31,937
Lyondell Petrochemical Co.                     4,500       136,969
Robbins & Myers, Inc.                          2,700        78,469
                                                      ------------
                                                           247,375
                                                      ------------
CONSTRUCTION -- 2.0%
Centex Corp.                                  18,600       702,150
Fleetwood Enterprises, Inc.                    8,100       324,000
Modine Manufacturing Co.                         600        20,775
Vulcan Materials Co.                           1,600       170,700
Webb Corp.                                     5,200       134,875
                                                      ------------
                                                         1,352,500
                                                      ------------
CONTAINERS -- 0.0%
Libbey, Inc.                                     700        26,819
                                                      ------------
DRUGS -- 2.3%
Bergen Brunswig Corp. Class A                  9,400       435,925
Bristol-Myers Squibb Co.                       4,000       459,750
McKesson Corp.                                 4,500       365,625
PharMerica, Inc.*                             22,299       267,600
                                                      ------------
                                                         1,528,900
                                                      ------------
ELECTRIC & GAS -- 2.7%
Central Hudson Gas & Electric Corp.            1,500        68,812
Cleco Corp.                                    1,100        32,725
Eastern Utilities Associates                   3,700        97,125
Energy East Corp.                             14,900       620,212
GPU, Inc.                                     14,500       548,281
Interstate Energy Corp.                        1,482        48,165
MarketSpan Corp.                              10,480       313,745
Public Service Co. of New Mexico               4,000        90,750
Washington Water Power Co.                     1,600        35,900
                                                      ------------
                                                         1,855,715
                                                      ------------
ELECTRONICS -- 0.8%
Arrow Electronics, Inc.*                       5,100       110,925
Marshall Industries, Inc.*                     3,600        98,100
NeoMagic Corp.*                                3,500        54,031
Park Electrochemical Corp.                     1,450        30,631
SCI Systems, Inc.*                             2,900       109,112
Superior Telecom, Inc.                         2,125        88,453
Tektronix, Inc.                                1,850        65,444
                                                      ------------
                                                           556,696
                                                      ------------
ENERGY SERVICES -- 0.2%
Tuboscope, Inc.*                               3,500        69,125
Zeigler Coal Holding Co.                       4,700        80,487
                                                      ------------
                                                           149,612
                                                      ------------

                       See Notes to Financial Statements.
54

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
FOOD & BEVERAGES -- 1.5%
Dean Foods Co.                                 9,900  $    543,881
Dole Food Co., Inc.                            4,500       223,594
Smithfield Foods, Inc.*                        9,200       277,150
                                                      ------------
                                                         1,044,625
                                                      ------------
FOREST PRODUCTS & PAPER -- 0.3%
Georgia Pacific Timber Group                   7,800       179,887
Schweitzer-Mauduit International, Inc.         1,800        52,200
                                                      ------------
                                                           232,087
                                                      ------------
HEALTH CARE SERVICES -- 1.7%
AmeriSource Health Corp. Class A*              1,450        95,247
Arterial Vascular Engineering, Inc.*           3,500       124,906
Beverly Enterprises, Inc.*                    28,500       393,656
Biomet, Inc.                                   4,400       145,200
Cooper Cos., Inc.*                             2,500        91,094
Datascope Corp.*                               2,600        69,062
Dexter Corp.                                     900        28,631
Lincare Holdings, Inc.*                        3,600       151,200
Mariner Health Group, Inc.*                    1,700        28,263
                                                      ------------
                                                         1,127,259
                                                      ------------
HOTELS & RESTAURANTS -- 0.6%
Outback Steakhouse, Inc.*                      9,100       354,331
Red Roof Inns, Inc.*                           1,900        32,181
                                                      ------------
                                                           386,512
                                                      ------------
HOUSEHOLD GOODS -- 0.1%
La-Z-Boy, Inc.                                   600        33,900
                                                      ------------
INSURANCE -- 4.5%
Allstate Corp.                                 3,750       343,359
Chartwell Re Corp.                               900        26,494
Cigna Corp.                                    5,900       407,100
Conseco, Inc.                                  8,550       399,712
Equitable Cos., Inc.                          12,800       959,200
First American Financial Corp.                 2,450       220,500
Gallagher (Arthur J.) & Co.                    3,900       174,525
Old Republic International Corp.              14,175       415,505
Travelers Group, Inc.                          2,500       151,562
                                                      ------------
                                                         3,097,957
                                                      ------------
LEISURE -- 0.5%
Brunswick Corp.                                5,500       136,125
Hasbro, Inc.                                   5,950       233,909
                                                      ------------
                                                           370,034
                                                      ------------
MACHINERY & EQUIPMENT -- 1.3%
Aeroquip Vickers, Inc.                         4,050       236,419
Commercial Intertech Corp.                     2,100        38,062
Gardner Denver Machinery, Inc.*                3,500        96,687
Gleason Corp.                                  1,775        49,922
Timken Co.                                     8,600       264,988
Trinity Industries, Inc.                       5,100       211,650
                                                      ------------
                                                           897,728
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
MEDIA -- 0.6%
Media General, Inc. Class A                    1,200  $     58,500
Omnicom Group, Inc.                            6,900       344,138
                                                      ------------
                                                           402,638
                                                      ------------
METALS -- 0.5%
Cleveland Cliffs, Inc.                           700        37,538
Reliance Steel & Aluminum Corp.                1,500        57,938
USX-U.S. Steel Group, Inc.                     7,000       231,000
                                                      ------------
                                                           326,476
                                                      ------------
MISCELLANEOUS FINANCE -- 3.7%
Associates First Capital Corp. Class A         4,825       370,922
Bear Stearns Cos., Inc.                       10,400       591,500
Countrywide Credit Industries, Inc.            5,600       284,200
Eaton Vance Corp.                              1,000        46,313
Federal National Mortgage Association          7,100       431,325
Lehman Brothers Holdings, Inc.                 7,700       597,231
Morgan Stanley Dean Witter & Co.               2,100       191,888
                                                      ------------
                                                         2,513,379
                                                      ------------
OFFICE EQUIPMENT -- 2.9%
Comdisco, Inc.                                 6,100       115,900
Dell Computer, Inc.*                           4,000       371,000
Gateway 2000, Inc.*                            6,850       346,781
Harris Corp.                                   3,950       176,516
HMT Technology Corp.*                          8,200        68,163
International Business Machines Corp.          2,150       246,847
Lexmark International Group, Inc. Class A*     4,500       274,500
Storage Technology Corp.*                      1,400        60,725
Systems & Computer Technology Corp.*           4,000       107,500
Tech Data Corp.*                               5,600       240,100
                                                      ------------
                                                         2,008,032
                                                      ------------
OIL & GAS -- 2.3%
Exxon Corp.                                    3,700       263,856
Sun Co., Inc.                                 14,900       578,306
Tesoro Petroleum Corp.*                          700        11,113
Ultramar Diamond Shamrock Corp.                9,000       284,063
USX-Marathon Group, Inc.                      10,500       360,281
Washington Gas Light Corp.                     1,900        50,825
                                                      ------------
                                                         1,548,444
                                                      ------------
RETAIL -- 3.2%
Ames Department Stores, Inc.*                  1,800        47,363
BJ's Wholesale Club, Inc.*                     6,250       253,906
Compucom Systems, Inc.*                        3,200        20,800
Dayton Hudson Corp.                            9,100       441,350
Footstar, Inc.*                                3,700       177,600
Lands' End, Inc.*                              2,400        75,900
Ross Stores, Inc.                              4,700       202,100
Tandy Corp.                                    7,400       392,663
TJX Cos., Inc.                                23,800       574,175
                                                      ------------
                                                         2,185,857
                                                      ------------

                       See Notes to Financial Statements.
                                                                              55

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
RETAIL - FOOD -- 1.3%
Kroger Co.*                                    6,000  $    257,250
Safeway, Inc.*                                16,000       651,000
                                                      ------------
                                                           908,250
                                                      ------------
TELEPHONES -- 2.9%
AT&T Corp.                                    13,100       748,338
Bell Atlantic Corp.                            7,800       355,875
SBC Communications, Inc.                       6,400       256,000
Southern New England Telecommunications
  Corp.                                        1,900       124,450
Telefonos de Mexico S.A. ADR                   4,100       197,056
US West, Inc. Communications Group             6,200       291,400
                                                      ------------
                                                         1,973,119
                                                      ------------
THRIFT INSTITUTIONS -- 1.0%
Dime Bancorp, Inc.                            11,200       335,300
Golden West Financial Corp.                    3,100       329,569
Peoples Heritage Financial Group, Inc.           800        18,900
                                                      ------------
                                                           683,769
                                                      ------------
TRUCKING -- 0.2%
Paccar, Inc.                                   3,275       170,505
                                                      ------------
TOTAL COMMON STOCK
   (Cost $25,708,825)                                   32,143,698
                                                      ------------
  COUPON                                       PAR
   RATE                           MATURITY    (000)
-----------                       --------   -------
ASSET-BACKED SECURITIES -- 5.8%
Banco Nacional de Mexico, S.A.
  Series 1996-A, Class A1
   6.250%                         12/01/03    $  375       376,069
BankAmerica Manufactured Housing
  Contract Series 1998-2, Class B1
   7.930%                         11/10/28       425       426,328
Case Equipment Loan Trust
  Series 1997-A, Class B
   6.700%                         03/15/04       500       512,207
First Plus Home Loan Trust Series
  1997-3, Class A6
   7.080%                         07/10/17       285       293,167
Green Tree Financial Corp. Series
  1997-4, Class A5
   6.880%                         02/15/29       650       662,152
Rental Car Funding Corp. Series
  1997-1, Class A3
   6.600%                         09/25/07     1,000     1,015,938
Team Fleet Financing Corp.
  Series 1997-1, Class A
   7.350%                         05/15/03       375       388,489
World Omni Automobile Lease
  Series 1997-A, Class A4
   6.900%                         06/25/03       275       282,476
                                                      ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $3,875,753)                                     3,956,826
                                                      ------------

 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.7%
Asset Securitization Corp.
  Series 1997-D4, Class PS1 IO
   1.012%                         04/14/29    $6,324  $    477,290
Asset Securitization Corp.
  Series 1997-D5, Class PS1 IO
   1.378%                         02/14/41     2,977       317,253
Chase Commercial Mortgage Securities
  Corp. Series 1997-1, Class A1
   7.270%                         07/19/04       703       727,337
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
   7.315%                         05/25/28       590       605,672
Federal Home Loan Mortgage Corp.
  Pool #1897 Class G
   7.250%                         03/15/22       695       714,633
Federal National Mortgage Association
  Series 110, Class 2 IO
   9.000%                         11/25/19       750       188,487
Federal National Mortgage Association
  Series 145, Class 1 PO
  10.161%                         06/25/22       758       624,682
Federal National Mortgage Association
  Series 1993-167, Class SL
   6.769%                         01/25/22       473       462,459
Federal National Mortgage Association
  Series 1993-210, Class S
  10.094%                         11/25/23       285       265,264
Federal National Mortgage Association
  Series 1996-53, Class PE
   6.500%                         11/18/10       800       819,311
Federal National Mortgage Association
  Series 1997-20 IO
   1.840%                         03/25/27     3,770       164,936
Federal National Mortgage Association
  Series 1997-84, Class PL IO
   6.500%                         02/25/09     2,815       478,550
Federal National Mortgage Association
  Series G-18, Class Z
   8.750%                         06/25/21       629       676,774
Federal National Mortgage Association
  Series G97-1, Class K
   6.750%                         02/18/04     1,000     1,028,036
Federal National Mortgage Association
  Series X-13, Class G
   6.500%                         08/25/22       845       858,689
GE Capital Mortgage Services, Inc.
  Series 1994-10, Class A23
   6.500%                         03/25/24       652       636,581
Norwest Asset Securities Corp.
   Series 1997-10, Class A6
   6.750%                         08/25/27       475       479,058
Residential Funding Mortgage Security I
  Series 1996-S4, Class A13
   7.250%                         02/25/26       488       498,435
                                                      ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $9,793,306)                                     10,023,447
                                                      ------------

                       See Notes to Financial Statements.
56

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
MORTGAGE-BACKED SECURITIES -- 7.3%
Federal National Mortgage Association
  Pool #250888
   7.000%                         04/01/12    $1,698  $  1,730,440
Federal National Mortgage Association
  Pool #303948
   7.500%                         06/01/26     1,476     1,515,622
Federal National Mortgage Association
  Pool #345739
   7.500%                         03/01/27        89        91,283
Federal National Mortgage Association
  Pool #363317
   7.500%                         11/01/26        32        33,020
Federal National Mortgage Association
  Pool #368941
   7.500%                         12/01/26       493       505,793
Federal National Mortgage Association
  Pool #371323
   7.500%                         03/01/27       387       397,796
Government National Mortgage Association
  Pool #354675
   6.500%                         10/15/23       696       695,204
                                                      ------------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $4,849,452)                                     4,969,158
                                                      ------------
CORPORATE BONDS -- 10.2%
ELECTRIC -- 0.8%
Public Service Co. of Colorado
   6.600%                         02/01/01       500       509,375
                                                      ------------
FINANCE - BANK -- 1.2%
BankBoston Corp.
   7.000%                         09/15/07       400       420,000
National City Capital Trust I
   6.750%                         06/01/99       400       402,500
                                                      ------------
                                                           822,500
                                                      ------------
FINANCE - NON-BANK -- 2.4%
American General Institutional Capital
  Securities Series A
   7.570%                         12/01/45        90        97,088
Associates Corp. N.A. Euro Bond
   6.875%                         06/20/02       190       194,513
Lehman Brothers Holdings, Inc.
   8.800%                         03/01/15       250       298,438
PDVSA Finance, Ltd. Series 1998-1B
   6.650%                         02/15/06       130       128,213
Racers QHEL Series 1997, Class A-1
   9.499%                         05/15/17       430       435,375
Xerox Credit Corp. Euro Bond
   5.400%                         09/11/00       500       493,750
                                                      ------------
                                                         1,647,377
                                                      ------------
INDUSTRIAL -- 4.5%
Air Products & Chemicals, Inc.
   6.862%                         10/25/03       535       551,719
Boston University
   7.625%                         07/15/97       120       137,100

 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Ford Motor Co.
   7.400%                         11/01/46    $  210  $    233,100
General Motors Corp.
   6.750%                         05/01/28       420       425,775
James River Corp.
   6.700%                         11/15/03       300       305,250
Sears, Roebuck Acceptance Corp.
   6.020%                         02/20/03       400       397,000
Walt Disney Co.
   6.375%                         03/30/01       500       507,500
WMX Technologies, Inc.
   7.100%                         08/01/26       305       312,625
Xerox Capital Trust I
   8.000%                         02/01/27       190       207,575
                                                      ------------
                                                         3,077,644
                                                      ------------
OTHER UTILITIES -- 0.5%
KN Energy, Inc.
   6.450%                         03/01/03       310       313,100
                                                      ------------
TRANSPORTATION -- 0.8%
CSX Corp.
   7.250%                         05/01/27       535       573,788
                                                      ------------
TOTAL CORPORATE BONDS
   (Cost $6,779,981)                                     6,943,784
                                                      ------------
SUPRANATIONAL BONDS -- 1.2%
African Development Bank
  (Cost $786,798)
   7.750%                         12/15/01       770       815,238
                                                      ------------
YANKEE BONDS -- 3.7%
Cable & Wireless Communications
  Notes
   6.625%                         03/06/05        80        80,900
Empresa Nacional Electric
   7.750%                         07/15/08       300       299,250
Export-Import Bank Korea
   6.500%                         11/15/06       325       257,156
Glaxo Wellcome P.L.C. Euro Bond
   6.125%                         01/25/06       500       505,000
Hydro-Quebec
   8.050%                         07/07/24       545       650,594
Korea Development Bank
   7.375%                         09/17/04        90        72,675
Korea Electric Power Global
   6.375%                         12/01/03       150       119,438
United Utilities P.L.C.
   6.450%                         04/01/08       500       503,750
                                                      ------------
TOTAL YANKEE BONDS
  (Cost $2,501,176)                                      2,488,763
                                                      ------------

                       See Notes to Financial Statements.
                                                                              57

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
U.S. TREASURY OBLIGATIONS -- 2.6%
U.S. TREASURY BILLS** -- 0.1%
   5.010%                         10/01/98     $  50  $     49,365
                                                      ------------
U.S. TREASURY BONDS -- 0.8%
   8.875%                         08/15/17       436       594,011
                                                      ------------
U.S. TREASURY NOTES -- 1.7%
   5.875%                         08/31/99       150       150,630
   6.625%                         06/30/01       160       164,688
   6.250%                         01/31/02       140       143,136
   7.875%                         11/15/04       330       370,676
   6.500%                         05/15/05       130       137,270
   6.500%                         10/15/06       175       185,787
                                                      ------------
                                                         1,152,187
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,779,229)                                      1,795,563
                                                      ------------
MUNICIPAL BONDS -- 0.7%
Massachusetts State Turnpike Authority
  Metropolitan Highway System
  Revenue Bonds Series A
   5.000%                         01/01/37       170       163,545
New York City Municipal Water Financing
  Authority Revenue Bonds
  Series B
   5.250%                         06/15/29       340       340,000
                                                      ------------
TOTAL MUNICIPAL BONDS
   (Cost $492,067)                                         503,545
                                                      ------------


                                             SHARES
                                            --------
TEMPORARY INVESTMENTS -- 5.7%
Dreyfus Cash Management Plus #719          1,287,191     1,287,191
Goldman Sachs Financial Square
  Money Market Portfolio                   1,287,447     1,287,447
J.P. Morgan Institutional Prime
  Money Market Portfolio                   1,296,943    1,296,943
                                                      ------------
TOTAL TEMPORARY INVESTMENTS
   (Cost $3,871,581)                                     3,871,581
                                                      ------------
TOTAL INVESTMENTS -- 99.1%
   (Cost $60,438,168)                                   67,511,603
                                                      ------------

                                                      VALUE(DAGGER)
                                                      ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.9%                                 $   602,643
                                                       -----------
NET ASSETS -- 100.0%
Applicable to 4,205,904 and 120,977 shares
  of beneficial interest outstanding of
  Institutional Class and Class A, respectively,
  $.001 par value (Note 7)                             $68,114,246
                                                       ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($66,209,890/4,205,904)                       $15.74
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($1,904,356/120,977)                                      $15.74
                                                            ======
----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
**Security pledged as collateral for futures contracts.
ADR -- American Depository Receipt.
IO -- Interest Only Security.
PO -- Principal Only Security.

                                           NUMBER OF   UNREALIZED
                                           CONTRACTS  DEPRECIATION
                                           ---------  ------------
Futures Contracts -- Long Position
  U.S. Treasury Notes, September 1998          16       $(1,500)
                                               ==       =======

                       See Notes to Financial Statements.
58

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 90.9%
ARGENTINA -- 1.1%
Telefonica de Argentina S.A. ADR              35,000  $  1,135,313
Transportadora de Gas del Sur S.A. ADR        90,000     1,035,000
                                                      ------------
                                                         2,170,313
                                                      ------------
AUSTRALIA -- 1.9%
Broken Hill Proprietary Co., Ltd.            183,500     1,551,079
National Australia Bank, Ltd.                161,754     2,133,535
                                                      ------------
                                                         3,684,614
                                                      ------------
AUSTRIA -- 2.2%
Bank Austria A.G.                             34,500     2,800,966
Boehler-Uddeholm A.G.                         21,500     1,420,465
                                                      ------------
                                                         4,221,431
                                                      ------------
BRAZIL -- 1.2%
Aracruz Celulose S.A. ADR                     50,000       571,875
Rhodia-Ster S.A. GDR*                        360,000       466,848
Telecomunicacoes Brasileiras S.A. ADR         11,000     1,201,063
                                                      ------------
                                                         2,239,786
                                                      ------------
CANADA -- 3.0%
Loewen Group, Inc.                            70,000     1,890,000
Moore Corp., Ltd.                            152,500     2,020,625
Noranda Forest, Inc.                         185,000       974,982
Primex Forest Products. Ltd.                 180,000       856,828
                                                      ------------
                                                         5,742,435
                                                      ------------
CHILE -- 1.0%
CIA. de Telecomunicaciones de Chile S.A. ADR  50,000     1,015,625
Empresa Nacional de Electricidad S.A. ADR     65,000       926,250
                                                      ------------
                                                         1,941,875
                                                      ------------
CHINA -- 0.5%
Shandong Huaneng Power Co., Ltd. ADR         180,000       967,500
                                                      ------------
COLOMBIA -- 0.4%
Bancolombia S.A. ADR                          70,000       765,625
                                                      ------------
CZECH REPUBLIC -- 1.9%
Czech Power Co.*                              21,000       583,710
Komercni Banka A.S. GDR*                     269,500     2,983,688
                                                      ------------
                                                         3,567,398
                                                      ------------
DENMARK -- 1.6%
Unidanmark A.S.-A                             34,100     3,064,380
                                                      ------------
ECUADOR -- 0.6%
Pliva DD GDR                                  67,000     1,059,893
                                                      ------------
FINLAND -- 2.0%
Kemira Oyj                                   145,000     1,498,502
Merita, Ltd.-A                               160,000     1,055,686
Rauma Group Oyj                               60,339     1,237,248
                                                      ------------
                                                         3,791,436
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
FRANCE -- 7.5%
AXA-UAP                                       14,858  $  1,671,087
Bail Investissement                           13,000     2,072,765
Banque Nationale de Paris                     29,550     2,414,427
Elf Aquitaine S.A.                            13,500     1,897,940
Eridania Beghin-Say S.A.                       7,050     1,556,683
Fimalac S.A.                                   4,925       578,355
Groupe Danone                                  5,400     1,488,878
Scor S.A.                                     42,100     2,670,405
                                                      ------------
                                                        14,350,540
                                                      ------------
GERMANY -- 4.1%
BASF A.G.                                     25,000     1,184,191
Bilfinger & Berger Bau A.G.                   74,000     2,513,088
VEBA A.G.                                     17,121     1,166,675
Viag A.G.                                      4,400     2,973,912
                                                      ------------
                                                         7,837,866
                                                      ------------
HONG KONG -- 4.0%
Cheung Kong (Holdings), Ltd.                 235,000     1,155,502
Guoco Group, Ltd.                            592,000       622,669
Hutchison Whampoa, Ltd.                      381,000     2,011,065
Jardine Matheson Holdings, Ltd.              477,098     1,288,165
Jardine Strategic Holdings, Ltd.             600,000     1,140,000
Swire Pacific, Ltd.-A                        399,000     1,506,179
Techtronic Industries Co.                    130,000        26,844
                                                      ------------
                                                         7,750,424
                                                      ------------
INDIA -- 0.7%
Crompton Greaves, Ltd. GDR                   473,000       260,150
State Bank of India, Ltd. GDR                 85,000     1,003,000
                                                      ------------
                                                         1,263,150
                                                      ------------
INDONESIA -- 0.3%
PT Indosat                                   565,000       656,620
                                                      ------------
ISRAEL -- 0.7%
Koor Industries Ltd. ADR                      56,000     1,309,000
                                                      ------------
ITALY -- 3.7%
Assicurazioni Generali                        59,460     1,933,441
Banca Commerciale Italiana                   398,000     2,380,096
Edison S.P.A.                                114,000       914,860
Montedison S.P.A.                            767,600       952,186
Telecom Italia Mobile S.P.A.                 127,776       940,595
                                                      ------------
                                                         7,121,178
                                                      ------------
JAPAN -- 6.2%
Aoyama Trading Co. Ltd.                       65,000     1,601,758
Daito Trust Construction Co., Ltd.           198,000     1,498,000
Daiwa House Industry Co., Ltd.                65,000       573,729
Daiwa Securities Co., Ltd.                   149,000       640,941
Dowa Fire & Marine Insurance Co.             493,000     1,474,186
Kyudenko Co., Ltd.                           317,000     2,073,970
Kyushu Electric Power Co., Inc.                   90         1,404
Marubeni Corp.                               845,000     1,686,529

                       See Notes to Financial Statements.
                                                                              59

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Nippon Fire & Marine Insurance               383,000  $  1,564,729
Yamanouchi Pharmaceutical Co., Ltd.           34,000       708,002
                                                      ------------
                                                        11,823,248
                                                      ------------
KOREA -- 1.3%
Korea Fund, Inc.*                            380,000     2,422,500
Pohang Iron & Steel Co., Ltd. ADR              4,200        50,400
                                                      ------------
                                                         2,472,900
                                                      ------------
MALAYSIA -- 1.1%
Malakoff BHD                                 630,000     1,162,025
Malayan Banking BHD                          264,000       266,069
O.Y.L. Industries BHD                        279,000       605,425
                                                      ------------
                                                         2,033,519
                                                      ------------
MEXICO -- 1.5%
Elamex S.A. de C.V.*                         100,000       593,750
Telefonos de Mexico S.A. ADR                  47,000     2,258,938
                                                      ------------
                                                         2,852,688
                                                      ------------
NETHERLANDS -- 3.1%
Eriks Holdings N.V.                           15,000     1,010,215
European Vinyls Corp. International N.V.      86,000     1,500,821
Koninkijke Ahrend Groep N.V.                  46,807     1,527,851
Unilever N.V.                                 24,224     1,921,992
                                                      ------------
                                                         5,960,879
                                                      ------------
NEW ZEALAND -- 2.3%
Air New Zealand, Ltd.                        910,000       977,810
Brierley Investments, Ltd.                 2,875,000     1,432,688
Carter Holt Harvey Ltd.                    1,220,000     1,063,927
Fletcher Challenge Energy, Ltd.              424,000     1,012,433
                                                      ------------
                                                         4,486,858
                                                      ------------
NORWAY -- 2.5%
Kvaerner A.S.A.                               51,000     1,728,016
Odfjell A.S.A.                                70,000       921,348
Saga Petroleum A.S.A.                         20,900       295,516
Union Bank of Norway                          65,000     1,863,547
                                                      ------------
                                                         4,808,427
                                                      ------------
PAKISTAN -- 0.3%
Pakistan Telecommunications, Ltd. GDR         15,000       522,177
                                                      ------------
PERU -- 0.4%
Banco Wiese ADR                              245,000       842,188
                                                      ------------
PHILIPPINES -- 0.3%
Filinvest Land, Inc.*                      8,035,000       339,126
Philippine National Bank*                    240,000       284,891
                                                      ------------
                                                           624,017
                                                      ------------
POLAND -- 0.4%
Mostostal Export S.A. ADR*                   510,000       789,735
                                                      ------------
PORTUGAL -- 0.7%
Electricidade de Portugal S.A. ADR            30,000     1,381,875
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
RUSSIA -- 1.0%
Irkutskenergo ADR                            101,000  $    492,062
Lukoil Holding ADR                            21,000       702,024
Rostelecom ADR*                               50,000       668,750
                                                      ------------
                                                         1,862,836
                                                      ------------
SINGAPORE -- 1.0%
City Developments, Ltd.                      380,000     1,061,628
United Overseas Bank, Ltd.                   308,000       957,099
                                                      ------------
                                                         2,018,727
                                                      ------------
SLOVAKIA -- 0.9%
Nafta A.S.                                    30,000       409,859
Slovakofarma A.S. GDR                        102,000       651,086
Vychodoslovenske Zeleziarne A.S.              89,000       734,616
                                                      ------------
                                                         1,795,561
                                                      ------------
SLOVENIA -- 0.7%
SKB Banka GDR                                123,000     1,353,000
                                                      ------------
SOUTH AFRICA -- 1.6%
Anglogold, Ltd.                               29,659     1,203,477
Sappi, Ltd.*                                 184,000       695,074
Standard Bank Investment Corp., Ltd.         270,000     1,159,758
                                                      ------------
                                                         3,058,309
                                                      ------------
SPAIN -- 6.0%
Banco Bilbao Vizcaya S.A.                     46,540     2,392,513
Construcciones y Auxiliar de
  Ferrocarriles S.A.                          47,410     1,858,122
Iberdrola S.A.                               142,774     2,322,211
Repsol S.A.                                   41,302     2,279,717
Telefonica de Espana                          57,271     2,652,370
                                                      ------------
                                                        11,504,933
                                                      ------------
SWEDEN -- 4.1%
ABB AB-B                                     112,500     1,565,841
Assidoman AB                                  59,000     1,716,374
Astra AB-A                                         1            20
Electrolux AB-B                               83,000     1,425,840
Getinge Industries AB-B                       87,000     1,778,193
Svenska Handelsbanken-A                       29,600     1,373,300
                                                      ------------
                                                         7,859,568
                                                      ------------
SWITZERLAND -- 2.7%
ABB A.G.                                         720     1,063,284
Forbo Holdings A.G.                            4,100     2,086,748
Lifco AB*                                     17,400        85,091
Nestle S.A.                                      895     1,915,316
                                                      ------------
                                                         5,150,439
                                                      ------------
THAILAND -- 1.3%
Thai Farmers Bank Public Co., Ltd.           910,000       801,359
Thailand International Fund*                     230     1,610,000
                                                      ------------
                                                         2,411,359
                                                      ------------

                       See Notes to Financial Statements.
60

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM -- 13.1%
BICC Group P.L.C.                            796,329  $  1,740,564
British Telecommunications P.L.C.            161,367     1,992,382
BTR P.L.C.                                   602,819     1,709,868
BTR P.L.C.- B Shares*                        741,932       427,080
Cable & Wireless P.L.C.                      110,500     1,342,208
Caradon P.L.C.                               398,795     1,237,624
Coats Viyella P.L.C.                         543,859       671,497
De La Rue P.L.C.                              97,677       488,107
General Electric Co., P.L.C.                  97,518       840,391
Glaxo Wellcome P.L.C.                         77,694     2,332,088
Hillsdown Holdings P.L.C.                    759,375     2,052,568
HSBC Holdings P.L.C.                          51,025     1,236,163
National Power P.L.C.                        108,291     1,019,055
Rolls-Royce P.L.C.                           596,726     2,464,202
Royal Bank of Scotland Group P.L.C.           59,037     1,024,434
Sainsbury (J.) P.L.C.                        209,732     1,868,668
Tesco P.L.C.                                 149,602     1,460,224
United Utilities P.L.C.                       85,982     1,250,262
                                                      ------------
                                                        25,157,385
                                                      ------------
TOTAL COMMON STOCK
  (Cost $190,769,726)                                  174,276,092
                                                      ------------
PREFERRED STOCK -- 1.2%
GERMANY -- 0.6%
Moebel Walther A.G.                           23,700     1,116,048
                                                      ------------
NETHERLANDS -- 0.6%
Ballast Nedam N.V.                            28,000     1,241,557
                                                      ------------
TOTAL PREFERRED STOCK
   (Cost $2,213,000)                                     2,357,605
                                                      ------------
CURRENCY -- 0.0%
Italian Lira
  (Cost $3)                                    4,206             2
                                                      ------------
RIGHTS AND WARRANTS-- 0.0%
Bank Austria A.G.*                            34,500
DCB Holdings*                                  1,850             0
                                                      ------------
TOTAL RIGHTS AND WARRANTS
   (Cost $0)                                                     0
                                                      ------------

 COUPON                                        PAR
  RATE                            MATURITY    (000)   VALUE(DAGGER)
---------                         --------   -------  ------------
U.S. TREASURY OBLIGATIONS -- 5.9%
U.S. Treasury Bills
   2.200%                         07/09/98    $1,095  $  1,094,465
   2.386%                         07/09/98       775       774,621
   4.000%                         07/09/98       795       794,293
   4.100%                         07/09/98     8,714     8,706,061
   6.460%                         07/09/98        10         9,988
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,379,428)                                   11,379,428
                                                      ------------
TOTAL INVESTMENTS -- 98.0%
  (Cost $204,362,157)                                  188,013,127
                                                      ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 2.0%                                   3,771,916
                                                      ------------
NET ASSETS -- 100.0%
Applicable to 13,680,361 and 127,432
   shares of beneficial interest outstanding
   of Institutional Class and Class A,
   respectively, $.001 par value (Note 7)             $191,785,043
                                                      ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($190,017,439/13,680,361)                     $13.89
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS A SHARE
  ($1,767,604/127,432)                                      $13.87
                                                            ======
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.

                       See Notes to Financial Statements.
                                                                              61

                              HARRIS INSIGHT FUNDS
                                EMERGING MARKETS
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK -- 94.0%
ARGENTINA -- 2.7%
Banco Rio de La Plata S.A. ADR                15,400  $    162,662
Telefonica de Argentina S.A. ADR               4,600       149,213
Transportadora de Gas del Sur S.A. ADR        13,600       156,400
                                                      ------------
                                                           468,275
                                                      ------------
BRAZIL -- 7.2%
Companhia Vale do Rio Doce ADR                 9,000       182,862
Industrias Klabin de Papele Celulose
  S.A. ADR                                    48,100        99,615
Petroleo Brasileiro S.A. ADR                  10,600       197,041
Rossi Residencial S.A. GDR                    60,000       293,094
Telecomunicacoes Brasileiras S.A. ADR          2,400       262,050
Uniao de Bancos Brasileiros S.A. GDR           4,900       144,550
                                                      ------------
                                                         1,279,212
                                                      ------------
CHILE -- 3.6%
Administradora de Fondos de Pensiones
  Provida S.A. ADR                            12,000       199,500
CIA. de Telecomunicaciones de Chile
  S.A. ADR                                    12,900       262,031
Empresa Nacional de Electricidad S.A. ADR     12,400       176,700
                                                      ------------
                                                           638,231
                                                      ------------
CHINA -- 2.4%
Harbin Power Equipment Co., Ltd.           3,060,000       276,438
Shandong Huaneng Power Co., Ltd. ADR          28,000       150,500
                                                      ------------
                                                           426,938
                                                      ------------
COLOMBIA -- 2.1%
Banco Ganadero S.A. ADR                       11,900       209,738
Bancolombia S.A. ADR                          15,400       168,438
                                                      ------------
                                                           378,176
                                                      ------------
CZECH REPUBLIC -- 7.1%
Deza Valasske Mezirici A.S.                    7,200       302,918
Komercni Banka A.S. GDR*                      23,200       256,852
Leciva Praha*                                  3,000       229,818
Metrostav A.S.                                46,600       222,073
Skoda Plzen A.S.                              24,700       245,982
                                                      ------------
                                                         1,257,643
                                                      ------------
ECUADOR -- 2.5%
La Cemento Nacional GDR                        1,000       159,574
Pliva DD GDR                                  18,000       284,747
                                                      ------------
                                                           444,321
                                                      ------------
GREECE -- 1.4%
Hellenic Telecommunication
  Organization S.A.                            9,999       256,343
                                                      ------------
HONG KONG -- 9.0%
Cafe De Coral Holdings, Ltd.                 686,000       234,611
Cheung Kong (Holdings), Ltd.                  30,000       147,511
Dao Heng Bank Group, Ltd.                     95,000       134,863
Giordano International, Ltd.                 274,000        55,517
Hutchison Whampoa, Ltd.                       46,000       242,806


                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
HONG KONG (CONTINUED)
Jardine Matheson Holdings, Ltd.               64,401  $    173,883
Pacific Ports Co., Ltd.                      766,000       106,765
Shanghai Petrochemical Co., Ltd.           2,000,000       224,557
Swire Pacific, Ltd.-A                         33,000       124,571
Techtronic Industries Co.                    712,000       147,020
                                                      ------------
                                                         1,592,104
                                                      ------------
HUNGARY -- 4.8%
BorsodChem Rt.                                 5,500       160,766
EGIS Rt.*                                      5,300       186,534
Graboplast Rt.                                 7,300       184,852
Magyar Tavkozlesi Rt. ADR                      8,000       235,500
Pick Szeged Rt.                                1,500        87,691
                                                      ------------
                                                           855,343
                                                      ------------
INDIA -- 7.1%
BSES, Ltd. GDR                                16,500       182,229
Crompton Greaves, Ltd. GDR                    47,620        26,191
Gujarat Ambuja Cement GDR                     42,000       258,888
Larsen & Toubro, Ltd. GDR                     20,000       216,448
Reliance Industries, Ltd. GDR*                25,000       169,085
State Bank of India, Ltd. GDR                 18,000       212,400
Tata Engineering & Locomotive GDR             50,000       196,460
                                                      ------------
                                                         1,261,701
                                                      ------------
INDONESIA -- 0.6%
PT Kalbe Farma                             1,535,000        41,486
PT Semen Cibinong TBK*                     2,370,000        64,054
                                                      ------------
                                                           105,540
                                                      ------------
KOREA -- 3.7%
Pohang Iron & Steel Co., Ltd. ADR             23,200       278,400
Samsung Electronics Co., Ltd. GDR             10,834       173,127
SK Telecom Co., Ltd. ADR                      36,540       203,254
                                                      ------------
                                                           654,781
                                                      ------------
MALAYSIA -- 4.8%
Malakoff BHD                                  90,000       166,004
Malayan Banking BHD                          116,000       116,909
O.Y.L. Industries BHD                        111,200       241,302
Road Builder (M) Holdings BHD                473,000       183,612
Technology Resources Industries BHD          200,000       137,432
                                                      ------------
                                                           845,259
                                                      ------------
MEXICO -- 6.2%
Altos Hornos de Mexico S.A.*                 105,000       116,848
Cemex S.A. de C.V. - CPO                      63,860       238,781
Grupo Industrial Durango S.A. ADR*            15,600       138,450
Grupo Mexico S.A. Series B                    63,000       172,468
Telefonos de Mexico S.A. ADR                   4,600       221,088
Transportacion Maritima Mexicana
  S.A. de C.V. ADR                            37,000       215,062
                                                      ------------
                                                         1,102,697
                                                      ------------
PAKISTAN -- 0.5%
Pakistan Telecommunications, Ltd. GDR          2,400        83,548
                                                      ------------


                       See Notes to Financial Statements.
62

                              HARRIS INSIGHT FUNDS
                                EMERGING MARKETS
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
PERU -- 2.9%
Banco Wiese ADR                               45,000  $    154,688
Luz del Sur S.A. ADR                          12,100       133,986
Southern Peru Copper Corp.                    17,100       222,300
                                                      ------------
                                                           510,974
                                                      ------------
PHILIPPINES -- 3.7%
Digital Telecommunications
  Philippines, Inc.*                       6,490,000       202,326
Filinvest Land, Inc.*                      1,500,000        63,309
Metropolitan Bank & Trust Co.                 40,200       236,187
Philippine National Bank*                     87,000       103,273
Solid Group, Inc.*                         2,785,000        53,429
                                                      ------------
                                                           658,524
                                                      ------------
POLAND -- 0.9%
Mostostal Export S.A. ADR*                   100,000       154,850
                                                      ------------
RUSSIA -- 6.1%
Gazprom ADR                                   14,400       160,992
Lukoil Holding ADR                             7,400       247,380
Nizhnovsvyazinform ADR                        20,000       107,500
Norilsk Nickel*                                   89        91,225
Rostelecom*                                        9       204,750
Slavneft-Megionneftegas                            7        42,000
Surgutneftegaz ADR                            44,700       181,178
Unified Energy Systems ADR                     4,000        52,716
                                                      ------------
                                                         1,087,741
                                                      ------------
SINGAPORE -- 2.0%
City Developments, Ltd.                       41,000       114,544
Osprey Maritime, Ltd.*                       175,000        80,794
United Overseas Bank, Ltd.                    52,000       161,588
                                                      ------------
                                                           356,926
                                                      ------------
SLOVAKIA -- 4.3%
Drotovna A.S.*                                14,481        74,190
Nafta A.S.                                     3,000        40,986
Slovakofarma A.S. GDR                         24,200       154,473
Slovenske Energeticke Stroja*                 18,328       113,722
Slovnaft  A.S.                                 9,200       180,680
Vychodoslovenske Zeleziarne A.S.              24,000       198,099
                                                      ------------
                                                           762,150
                                                      ------------
SLOVENIA -- 1.0%
SKB Banka GDR                                 16,600       182,600
                                                      ------------
SOUTH AFRICA -- 1.6%
Sappi, Ltd.*                                  31,000       117,105
Standard Bank Investment Corp., Ltd.          40,000       171,816
                                                      ------------
                                                           288,921
                                                      ------------
THAILAND -- 2.0%
Bangkok Bank Public Co., Ltd.                 89,000       109,409
Phatra Thanakit Public Co., Ltd.*            142,000        12,756
Precious Shipping Public Co., Ltd.*          235,000       115,278
Siam Cement Public Co., Ltd.*                  7,000        33,759
Thai Farmers Bank Public Co., Ltd.            93,000        81,897
                                                      ------------
                                                           353,099
                                                      ------------

                                             SHARES   VALUE(DAGGER)
                                           ---------  ------------
COMMON STOCK (CONTINUED)
TURKEY -- 1.8%
Cimsa Cimento Sanayi Ve Ticaret A.S.       3,600,000  $    182,432
Yapi Ve Kredi Bankasi A.S.                 5,370,000       137,072
                                                      ------------
                                                           319,504
                                                      ------------
VENEZUELA -- 2.0%
Manufacturas de Papel C.A. ADR                86,000        89,457
Mavesa S.A. ADR                               46,700       148,856
Siderurgica Venezolana Sivensa
  S.A.C.A. ADR                                18,966       114,086
                                                      ------------
                                                           352,399
                                                      ------------
TOTAL COMMON STOCK
   (Cost $23,673,415)                                   16,677,800
                                                      ------------
RIGHTS AND WARRANTS -- 0.0%
CIA. de Telecomunicaciones de Chile S.A. ADR*
  (Cost $0)                                      563           194
                                                      ------------

 COUPON                                        PAR
  RATE                            MATURITY    (000)
---------                         --------   -------
U.S. TREASURY OBLIGATIONS -- 10.0%
U.S. Treasury Bills
   4.100%                         07/09/98    $1,653     1,651,494
   4.290%                         07/09/98        35        34,967
   5.400%                         07/09/98        20        19,976
   5.500%                         07/09/98        71        70,913
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,777,350)                                     1,777,350
                                                      ------------
                                             SHARES
                                            --------
TEMPORARY INVESTMENTS -- 0.0%
Temporary Investment Fund Inc. - TempCash
  (Cost $3,120)                                3,120         3,120
                                                       -----------
TOTAL INVESTMENTS -- 104.0%
   (Cost $25,453,885)                                   18,458,464
                                                       -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (4.0%)                                 (704,334)
                                                       -----------
NET ASSETS -- 100.0%
Applicable to 2,701,221 and 14,864 shares
  of beneficial interest outstanding of
  Institutional Class and Class A, respectively,
  $.001 par value (Note 7)                             $17,754,130
                                                       ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  CLASS SHARE ($17,657,343/2,701,221)                        $6.54
                                                             =====
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER CLASS A SHARE ($96,787/14,864)                   $6.51
                                                             =====
-----------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.

                       See Notes to Financial Statements.
                                                                              63

                              HARRIS INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                        MONEY MARKET FUNDS
                                              -----------------------------------

                                               GOVERNMENT     MONEY   TAX-EXEMPT
                                               MONEY FUND     FUND    MONEY FUND
                                              ----------- ----------- -----------
INVESTMENT INCOME:
  Interest .................................. $10,139,531 $50,012,355 $14,987,803
  Dividends                                            --          --          --
  Foreign taxes withheld ....................          --          --          --
                                              ----------- ----------- -----------
    Total investment income .................  10,139,531  50,012,355  14,987,803
                                              ----------- ----------- -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 4) ..........     199,900     890,603     432,805
  Rule 12b-1 fee-Class A (Note 5) ...........     127,115     324,127     106,865
  Shareholder services fee (Note 5) .........     337,089     858,573     284,824
  Transfer agency fee (Note 4) ..............      25,524     108,490      49,744
  Administration fee (Note 4) ...............     153,127     758,071     355,713
  Custodian fee (Note 4) ....................      18,591      85,504      40,381
  Directors' fees and expenses ..............       4,111      19,920       9,436
  Audit fee .................................       6,647      38,917      10,257
  Legal fee .................................       1,945       4,512       4,484
  Amortization of organization
    expenses (Note 2f) ......................          --          --          --
  Reports to shareholders ...................      16,242      50,472      12,716
  Registration fees .........................      37,123     120,921      66,621
  Miscellaneous .............................       6,590      41,994      14,987
                                              ----------- ----------- -----------
    Total expenses ..........................     934,004   3,302,104   1,388,833
                                              ----------- ----------- -----------
  Less fee waivers and expense
    reimbursements (Notes 4,5) ..............    (106,907)   (430,153)    (44,789)
                                              ----------- ----------- -----------
    Net expenses ............................     827,097   2,871,951   1,344,044
                                              ----------- ----------- -----------
    NET INVESTMENT INCOME/(LOSS) ............   9,312,434  47,140,404  13,643,759
                                              ----------- ----------- -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions .................          --     (10,398)       (274)
    Futures contracts .......................          --          --          --
    Foreign currency transactions ...........          --          --          --
  Net change in unrealized appreciation/
    (depreciation) on:
    Investments .............................          --          --          --
    Futures contracts .......................          --          --          --
    Foreign currency transactions ...........          --          --          --
    Increase in amortized market discount ...          --          --      11,570
                                              ----------- ----------- -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ............................          --     (10,398)     11,296
                                              ----------- ----------- -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS ........................... $ 9,312,434 $47,130,006 $13,655,055
                                              =========== =========== ===========

                                                                               FIXED INCOME FUNDS
                                              ------------------------------------------------------------------------------
                                                 SHORT/                INTERMEDIATE  INTERMEDIATE                CONVERTIBLE
                                              INTERMEDIATE     BOND     GOVERNMENT    TAX-EXEMPT    TAX-EXEMPT    SECURITIES
                                                  FUND         FUND        FUND          FUND          FUND          FUND
                                              ------------  ---------- ------------  ------------  -----------   -----------
INVESTMENT INCOME:
  Interest ..................................  $10,454,437  $5,196,590  $3,334,567   $ 4,679,821   $ 4,515,644   $  452,988
  Dividends                                             --          --          --            --            --      903,068
  Foreign taxes withheld ....................           --          --          --            --            --           --
                                               -----------  ----------  ----------   -----------   -----------   ----------
    Total investment income .................   10,454,437   5,196,590   3,334,567     4,679,821     4,515,644    1,356,056
                                               -----------  ----------  ----------   -----------   -----------   ----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 4) ..........    1,104,836     517,135     332,690       590,132       532,158      191,847
  Rule 12b-1 fee-Class A (Note 5) ...........           --          --          --            --            --           --
  Shareholder services fee (Note 5) .........        7,990       1,530       1,082           968           855          280
  Transfer agency fee (Note 4) ..............       17,932       8,876       9,166        10,342         9,505        4,361
  Administration fee (Note 4) ...............      223,880     112,212      72,724       139,830       126,268       39,086
  Custodian fee (Note 4) ....................       19,287      16,835       7,870         8,415         8,093        5,898
  Directors' fees and expenses ..............        3,609       1,818       1,171           751         2,031          627
  Audit fee .................................        5,837       2,940       1,894         3,140         3,285        1,014
  Legal fee .................................        1,725         863         562         1,077           978          301
  Amortization of organization
    expenses (Note 2f) ......................           --       1,981       1,991         1,981         1,981        1,991
  Reports to shareholders ...................        7,488       3,073       1,201         4,310         2,080          643
  Registration fees .........................       23,324      31,735      45,017         9,207         5,865       29,245
  Miscellaneous .............................       13,530      10,142       2,788        13,472         7,311        6,107
                                               -----------  ----------  ----------   -----------   -----------   ----------
    Total expenses ..........................    1,429,438     709,140     478,156       783,625       700,410      281,400
                                               -----------  ----------  ----------   -----------   -----------   ----------
  Less fee waivers and expense
    reimbursements (Notes 4,5) ..............     (475,166)   (230,254)   (221,158)           --            --      (28,978)
                                               -----------  ----------  ----------   -----------   -----------   ----------
    Net expenses ............................      954,272     478,886     256,998       783,625       700,410      252,422
                                               -----------  ----------  ----------   -----------   -----------   ----------
    NET INVESTMENT INCOME/(LOSS) ............    9,500,165   4,717,704   3,077,569     3,896,196     3,815,234    1,103,634
                                               -----------  ----------  ----------   -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions .................    1,005,746    991,681    159,104    1,709,430     2,428,818    2,776,475
    Futures contracts .......................     (185,258)  (221,220)     7,812           --            --           --
    Foreign currency transactions ...........           --         --         --           --            --           --
  Net change in unrealized appreciation/
    (depreciation) on:
    Investments .............................      (94,352)   307,081    (69,173)  (2,261,041)   (2,774,348)  (1,662,683)
    Futures contracts .......................      (13,031)  (139,719)   (94,094)          --            --          --
    Foreign currency transactions ...........           --         --         --           --            --          --
    Increase in amortized market discount ...           --         --         --           --            --          --
                                               ----------- ---------- ----------  -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ............................      713,105    937,823      3,649     (551,611)     (345,530)   1,113,792
                                               ----------- ---------- ----------  -----------   -----------   ----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS ...........................  $10,213,270 $5,655,527 $3,081,218  $ 3,344,585   $ 3,469,704   $2,217,426
                                               =========== ========== ==========  ===========   ===========   ==========

                                                                          EQUITY FUNDS
                                              ----------------------------------------------------------------------
                                                             EQUITY                SMALL-CAP   SMALL-CAP
                                                 EQUITY      INCOME     GROWTH    OPPORTUNITY    VALUE     INDEX
                                                  FUND        FUND       FUND        FUND        FUND       FUND
                                              ------------ ---------- ----------- ----------- ---------- -----------
INVESTMENT INCOME:
  Interest .................................. $    508,645 $   76,423 $    88,476 $   254,686 $  170,645 $   334,622
  Dividends                                      6,919,064    445,707     654,586   1,061,570    562,864   2,296,833
  Foreign taxes withheld ....................           --         --          --          --         --          --
                                              ------------ ---------- ----------- ----------- ---------- -----------
    Total investment income .................    7,427,709    522,130     743,062   1,316,256    733,509   2,631,455
                                              ------------ ---------- ----------- ----------- ---------- -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 4) ..........    3,207,733    167,153     570,454   1,482,042    415,953     400,463
  Rule 12b-1 fee-Class A (Note 5) ...........           --         --          --          --         --          --
  Shareholder services fee (Note 5) .........       30,022      2,136       4,570       3,873        560      10,255
  Transfer agency fee (Note 4) ..............       48,983      3,105       6,665      19,139      6,390      20,393
  Administration fee (Note 4) ...............      650,760     33,791      89,808     210,417     73,803     227,559
  Custodian fee (Note 4) ....................       43,213      2,717       7,812      18,386     12,735      50,659
  Directors' fees and expenses ..............       10,472        545       1,448       3,387      1,188       2,660
  Audit fee .................................       16,935        881       2,340       3,477      3,921       5,919
  Legal fee .................................        4,994        258         687       1,618        565         244
  Amortization of organization
    expenses (Note 2f) ......................           --      1,981       1,981       1,981      1,991       1,981
  Reports to shareholders ...................       20,767        562       1,491       7,980      3,223       4,765
  Registration fees .........................       23,994     17,128      16,791      36,339     32,308      23,147
  Miscellaneous .............................       17,723      2,888       3,255      15,160      4,439      14,457
                                              ------------ ---------- ----------- ----------- ---------- -----------
    Total expenses ..........................    4,075,596    233,145     707,302   1,803,799    557,076     762,502
                                              ------------ ---------- ----------- ----------- ---------- -----------
  Less fee waivers and expense
    reimbursements (Notes 4,5) ..............           --     (8,934)     (5,510)    (21,475)   (41,773)    (31,414)
                                              ------------ ---------- ----------- ----------- ---------- -----------
    Net expenses ............................    4,075,596    224,211     701,792   1,782,324    515,303     731,088
                                              ------------ ---------- ----------- ----------- ---------- -----------
    NET INVESTMENT INCOME/(LOSS) ............    3,352,113    297,919      41,270    (466,068)   218,206   1,900,367
                                              ------------ ---------- ----------- ----------- ---------- -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions .................   74,569,380    850,507   9,516,003   7,001,065  5,933,205  10,162,713
    Futures contracts .......................           --         --          --          --         --   1,455,393
    Foreign currency transactions ...........           --         --          --          --         --          --
  Net change in unrealized appreciation/
    (depreciation) on:
    Investments .............................   25,958,106  5,616,683   8,725,031  13,723,894  1,514,139  37,271,384
    Futures contracts .......................           --         --          --          --         --     180,700
    Foreign currency transactions ...........           --         --          --          --         --          --
    Increase in amortized market discount ...           --         --          --          --         --          --
                                              ------------ ---------- ----------- ----------- ---------- -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ............................  100,527,486  6,467,190  18,241,034  20,724,959  7,447,344  49,070,190
                                              ------------ ---------- ----------- ----------- ---------- -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS ........................... $103,879,599 $6,765,109 $18,282,304 $20,258,891 $7,665,550 $50,970,557
                                              ============ ========== =========== =========== ========== ===========

                                                          EQUITY FUNDS
                                              ------------------------------------
                                                                         EMERGING
                                               BALANCED   INTERNATIONAL  MARKETS
                                                 FUND         FUND         FUND
                                              ----------  -----------  -----------
INVESTMENT INCOME:
  Interest .................................. $1,113,477  $   233,772  $    45,987
  Dividends                                      252,444    3,448,031      278,188
  Foreign taxes withheld ....................         --     (314,520)      (6,481)
                                              ----------  -----------  -----------
    Total investment income .................  1,365,921    3,367,283      317,694
                                              ----------  -----------  -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 4) ..........    204,366      983,064      126,740
  Rule 12b-1 fee-Class A (Note 5) ...........         --           --           --
  Shareholder services fee (Note 5) .........      1,722        2,170          141
  Transfer agency fee (Note 4) ..............      9,905       10,674        1,181
  Administration fee (Note 4) ...............     48,432      140,221       15,072
  Custodian fee (Note 4) ....................     15,417      110,482       40,018
  Directors' fees and expenses ..............        779        2,139          232
  Audit fee .................................      1,861        3,458          375
  Legal fee .................................        374        1,018          112
  Amortization of organization
    expenses (Note 2f) ......................      1,991        1,981           --
  Reports to shareholders ...................      2,000        2,200        1,237
  Registration fees .........................     32,955       30,894       21,464
  Miscellaneous .............................     10,611       24,621        5,366
                                              ----------  -----------  -----------
    Total expenses ..........................    330,413    1,312,922      211,938
                                              ----------  -----------  -----------
  Less fee waivers and expense
    reimbursements (Notes 4,5) ..............    (28,954)          --      (34,360)
                                              ----------  -----------  -----------
    Net expenses ............................    301,459    1,312,922      177,578
                                              ----------  -----------  -----------
    NET INVESTMENT INCOME/(LOSS) ............  1,064,462    2,054,361      140,116
                                              ----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions .................  3,572,433   6,780,518      (586,919)
    Futures contracts .......................   (130,374)         --            --
    Foreign currency transactions ...........         --    (232,395)      (49,981)
  Net change in unrealized appreciation/
    (depreciation) on:
    Investments .............................     13,940  (2,402,660)   (4,623,470)
    Futures contracts .......................     (1,500)         --            --
    Foreign currency transactions ...........         --      25,606        (4,567)
    Increase in amortized market discount ...         --          --            --
                                              ---------- -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ............................  3,454,499   4,171,069    (5,264,937)
                                              ---------- -----------   -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS ........................... $4,518,961 $ 6,225,430   $(5,124,821)
                                              ========== ===========   ===========

                       See Notes to Financial Statements.

64 & 65

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                          MONEY MARKET FUNDS
                                              --------------------------------------

                                               GOVERNMENT       MONEY      TAX-EXEMPT
                                               MONEY FUND       FUND       MONEY FUND
                                              -----------   -----------   ------------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..................................   $ 9,312,434  $   47,140,404  $ 13,643,759
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................            --         (10,398)         (274)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................            --              --            --
Increase in amortized
  market discount .........................            --              --        11,570
                                             ------------  --------------  ------------
Increase/(decrease) in net
  assets from operations ..................     9,312,434      47,130,006    13,655,055
                                             ------------  --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................    (2,449,273)    (29,244,918)  (10,144,563)
  Class A .................................    (6,863,161)    (17,895,486)   (3,499,196)
                                             ------------  --------------  ------------
Total distributions from net
  investment income .......................    (9,312,434)    (47,140,404)  (13,643,759)
                                             ------------  --------------  ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................    40,294,087     105,697,597   187,112,015
  Class A .................................    30,606,423      28,453,263   (25,965,542)
                                             ------------  --------------  ------------
Increase/(decrease) in net
  assets from capital share
  transactions ............................    70,900,510     134,150,860   161,146,473
                                             ------------  --------------  ------------
Total increase/(decrease) in
  net assets ..............................    70,900,510     134,140,462   161,157,769
NET ASSETS:
Beginning of period .......................   311,563,860   1,705,895,263   721,057,003
                                             ------------  --------------  ------------
End of period .............................  $382,464,370  $1,840,035,725  $882,214,772
                                             ============  ==============  ============

                                                                             FIXED INCOME FUNDS
                                              ------------------------------------------------------------------------------
                                                SHORT/                 INTERMEDIATE  INTERMEDIATE                CONVERTIBLE
                                             INTERMEDIATE     BOND       GOVERNMENT   TAX-EXEMPT    TAX-EXEMPT    SECURITIES
                                                 FUND         FUND          FUND         FUND          FUND          FUND
                                             -------------  ----------   ----------   -----------  -----------   ----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..................................   $  9,500,165 $  4,717,704 $  3,077,569 $  3,896,196 $  3,815,234   $ 1,103,634
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................        820,488      770,461      166,916    1,709,430    2,428,818     2,776,475
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................       (107,383)     167,362     (163,267)  (2,261,041)  (2,774,348)   (1,662,683)
Increase in amortized
  market discount .........................             --           --           --           --           --            --
                                              ------------ ------------ ------------ ------------ ------------   -----------
Increase/(decrease) in net
  assets from operations ..................     10,213,270    5,655,527    3,081,218    3,344,585    3,469,704     2,217,426
                                              ------------ ------------ ------------ ------------ ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................     (9,317,399)  (4,683,033)  (3,053,273)  (3,881,834)  (3,801,349)   (1,068,285)
  Class A .................................       (184,362)     (34,671)     (25,004)     (14,362)     (13,885)       (4,818)
                                              ------------ ------------ ------------ ------------ ------------   -----------
Total distributions from net
  investment income .......................     (9,501,761)  (4,717,704)  (3,078,277)  (3,896,196)  (3,815,234)   (1,073,103)
                                              ------------ ------------ ------------ ------------ ------------   -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................     30,299,300   29,732,225    4,783,319    8,013,214   (5,387,451)   (6,477,862)
  Class A .................................     (2,242,934)     767,720      378,441       76,361       74,682       248,623
                                              ------------ ------------ ------------ ------------ ------------   -----------
Increase/(decrease) in net
  assets from capital share
  transactions ............................     28,056,366   30,499,945    5,161,760    8,089,575   (5,312,769)   (6,229,239)
                                              ------------ ------------ ------------ ------------ ------------   -----------
Total increase/(decrease) in
  net assets ..............................     28,767,875   31,437,768    5,164,701    7,537,964   (5,658,299)   (5,084,916)
NET ASSETS:
Beginning of period .......................    294,808,262  141,382,908  100,075,024  193,653,413  180,515,350    59,468,964
                                              ------------ ------------ ------------ ------------ ------------   -----------
End of period .............................   $323,576,137 $172,820,676 $105,239,725 $201,191,377 $174,857,051   $54,384,048
                                              ============ ============ ============ ============ ============   ===========

                                                                               EQUITY FUNDS
                                             -----------------------------------------------------------------------------
                                                             EQUITY                  SMALL-CAP    SMALL-CAP
                                                EQUITY       INCOME       GROWTH    OPPORTUNITY     VALUE       INDEX
                                                 FUND         FUND         FUND        FUND         FUND         FUND
                                             ------------  ----------   ----------- -----------  ----------   -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..................................   $ 3,352,113 $   297,919   $   41,270  $  (466,068) $   218,206 $  1,900,367
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................    74,569,380     850,507    9,516,003    7,001,065    5,933,205   11,618,106
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................    25,958,106   5,616,683    8,725,031   13,723,894    1,514,139   37,452,084
Increase in amortized
  market discount .........................            --          --           --           --           --           --
                                             ------------ ----------- ------------ ------------ ------------ ------------
Increase/(decrease) in net
  assets from operations ..................  103,879,599    6,765,109   18,282,304   20,258,891    7,665,550   50,970,557
                                             ------------ ----------- ------------ ------------ ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................    (3,169,445)   (270,531)     (22,779)          --           --   (1,786,192)
  Class A .................................       (54,034)     (8,104)          --           --           --      (35,472)
                                             ------------ ----------- ------------ ------------ ------------ ------------
Total distributions from net
  investment income .......................    (3,223,479)   (278,635)     (22,779)          --           --   (1,821,664)
                                             ------------ ----------- ------------ ------------ ------------ ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................    (2,663,816)  5,371,124    9,844,605   18,713,924    3,461,098   (6,140,749)
  Class A .................................     5,033,329     760,400    2,505,110    1,871,140      317,050    1,041,529
                                             ------------ ----------- ------------ ------------ ------------ ------------
Increase/(decrease) in net
  assets from capital share
  transactions ............................     2,369,513   6,131,524   12,349,715   20,585,064    3,778,148   (5,099,220)
                                             ------------ ----------- ------------ ------------ ------------ ------------
Total increase/(decrease) in
  net assets ..............................   103,025,633  12,617,998   30,609,240   40,843,955   11,443,698   44,049,673
NET ASSETS:
Beginning of period .......................   863,688,494  41,665,372  111,906,477  276,838,393  100,108,306  299,137,744
                                             ------------ ----------- ------------ ------------ ------------ ------------
End of period .............................  $966,714,127 $54,283,370 $142,515,717 $317,682,348 $111,552,004 $343,187,417
                                             ============ =========== ============ ============ ============ ============

                                                        EQUITY FUNDS
                                            -------------------------------------
                                                                       EMERGING
                                             BALANCED   INTERNATIONAL  MARKETS
                                               FUND         FUND         FUND
                                            ----------  -----------   -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) .................................. $ 1,064,462 $  2,054,361 $   140,116
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................   3,442,059    6,548,123    (636,900)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................      12,440   (2,377,054) (4,628,037)
Increase in amortized
  market discount .........................          --           --          --
                                            ----------- ------------ -----------
Increase/(decrease) in net
  assets from operations ..................   4,518,961    6,225,430  (5,124,821)
                                            ----------- ------------ -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................  (1,021,748)          --          --
  Class A .................................     (21,867)          --          --
                                            ----------- ------------ -----------
Total distributions from net
  investment income .......................  (1,043,615)          --          --
                                            ----------- ------------ -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................  (6,617,854)  11,736,307   4,725,916
  Class A .................................   1,141,825      399,871      33,558
                                            ----------- ------------ -----------
Increase/(decrease) in net
  assets from capital share
  transactions ............................  (5,476,029)  12,136,178   4,759,474
                                            ----------- ------------ -----------
Total increase/(decrease) in
  net assets ..............................  (2,000,683)  18,361,608    (365,347)
NET ASSETS:
Beginning of period .......................  70,114,929  173,423,435  18,119,477
                                            ----------- ------------ -----------
End of period ............................. $68,114,246 $191,785,043 $17,754,130
                                            =========== ============ ===========

                       See Notes to Financial Statements.

66 & 67

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                          MONEY MARKET FUNDS
                                              --------------------------------------

                                               GOVERNMENT       MONEY    TAX-EXEMPT
                                               MONEY FUND       FUND     MONEY FUND
                                              -----------   -----------  -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..................................  $ 15,488,590 $   67,365,235 $ 21,204,196
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................            --     (1,461,593)        (892)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................            --             --           --
                                             ------------ -------------- ------------
Increase/(decrease) in net
  assets from operations ..................    15,488,590     65,903,642   21,203,304
                                             ------------ -------------- ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................    (2,834,858)   (38,816,984) (15,135,955)
  Class A .................................   (12,653,732)   (28,548,251)  (6,070,770)
                                             ------------ -------------- ------------
Total distributions from net
  investment income .......................   (15,488,590)   (67,365,235) (21,206,725)
                                             ------------ -------------- ------------
Net realized gains on investments:
  Institutional Class .....................            --             --           --
  Class A .................................            --             --           --
                                             ------------ -------------- ------------
Total distributions from net
  realized gains ..........................            --             --           --
                                             ------------ -------------- ------------
CONTRIBUTION BY AFFILIATE
  (NOTE 9): ...............................            --      1,470,000           --
                                             ------------ -------------- ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................    26,800,699    658,668,867  109,583,316
  Class A .................................    41,520,825    216,587,667   44,224,011
                                             ------------ -------------- ------------
Increase/(decrease) in net
  assets from capital share
  transactions ............................    68,321,524    875,256,534  153,807,327
                                             ------------ -------------- ------------
Total increase/(decrease) in
  net assets ..............................    68,321,524    875,264,941  153,803,906
NET ASSETS:
Beginning of period .......................   243,242,336    830,630,322  567,253,097
                                             ------------ -------------- ------------
End of period .............................  $311,563,860 $1,705,895,263 $721,057,003
                                             ============ ============== ============

                                                                             FIXED INCOME FUNDS
                                             ------------------------------------------------------------------------------
                                                SHORT/                 INTERMEDIATE  INTERMEDIATE               CONVERTIBLE
                                             INTERMEDIATE     BOND       GOVERNMENT   TAX-EXEMPT    TAX-EXEMPT   SECURITIES
                                                 FUND         FUND         FUND(1)       FUND          FUND        FUND(1)
                                             -------------  ----------   ----------   -----------  -----------  -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..................................   $ 17,377,741 $  5,935,260 $  4,364,874 $  8,296,197 $  7,704,555  $ 1,749,776
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................        847,581    2,448,379      229,250    1,426,902    2,278,252    8,241,307
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................      1,232,588    1,728,272    2,088,457    2,461,211    4,314,650   (2,120,819)
                                              ------------ ------------ ------------ ------------ ------------  -----------
Increase/(decrease) in net
  assets from operations ..................     19,457,910   10,111,911    6,682,581   12,184,310   14,297,457    7,870,264
                                              ------------ ------------ ------------ ------------ ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................    (17,084,176)  (5,907,553)  (4,361,069)  (8,289,452)  (7,695,657)  (1,714,407)
  Class A .................................       (300,919)     (27,351)      (3,097)      (6,745)      (8,898)      (1,300)
                                              ------------ ------------ ------------ ------------ ------------  -----------
Total distributions from net
  investment income .......................    (17,385,095)  (5,934,904)  (4,364,166)  (8,296,197)  (7,704,555)  (1,715,707)
                                              ------------ ------------ ------------ ------------ ------------  -----------
Net realized gains on investments:
  Institutional Class .....................             --   (2,001,274)    (244,277)    (894,786)  (2,054,220)  (7,153,493)
  Class A .................................             --      (12,735)      (1,277)      (2,642)      (5,729)     (14,695)
                                              ------------ ------------ ------------ ------------ ------------  -----------
Total distributions from net
  realized gains ..........................             --   (2,014,009)    (245,554)    (897,428)  (2,059,949)  (7,168,188)
                                              ------------ ------------ ------------ ------------ ------------  -----------
CONTRIBUTION BY AFFILIATE
  (NOTE 9): ...............................             --           --           --           --           --           --
                                              ------------ ------------ ------------ ------------ ------------  -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................     31,278,423   95,148,737   97,287,068  (18,665,386)   9,959,353   60,381,036
  Class A .................................      1,451,666      798,651      715,055      637,652      596,991      101,519
                                              ------------ ------------ ------------ ------------ ------------  -----------
Increase/(decrease) in net
  assets from capital share
  transactions ............................     32,730,089   95,947,388   98,002,123  (18,027,734)  10,556,344   60,482,555
                                              ------------ ------------ ------------ ------------ ------------  -----------
Total increase/(decrease) in
  net assets ..............................     34,802,904   98,110,386  100,074,984  (15,037,049)  15,089,297   59,468,924
NET ASSETS:
Beginning of period .......................    260,005,358   43,272,522           40  208,690,462  165,426,053           40
                                              ------------ ------------ ------------ ------------ ------------  -----------
End of period .............................   $294,808,262 $141,382,908 $100,075,024 $193,653,413 $180,515,350  $59,468,964
                                              ============ ============ ============ ============ ============  ===========

                                                                              EQUITY FUNDS
                                              -----------------------------------------------------------------------------
                                                               EQUITY                   SMALL-CAP     SMALL-CAP
                                                 EQUITY        INCOME      GROWTH      OPPORTUNITY      VALUE        INDEX
                                                  FUND          FUND        FUND           FUND        FUND(1)        FUND
                                              ------------   ----------  -----------   -----------   ----------   -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..................................   $ 10,401,374   $  640,339  $    210,691  $     67,095 $    354,172 $  3,228,722
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................    153,356,372    3,740,201    10,233,556    23,006,974   10,717,007    9,454,867
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................     83,061,401    5,725,836    16,055,605    27,081,426    4,285,180   49,045,843
                                             -------------  -----------  ------------  ------------ ------------ ------------
Increase/(decrease) in net
  assets from operations ..................    246,819,147   10,106,376    26,499,852    50,155,495   15,356,359   61,729,432
                                             -------------  -----------  ------------  ------------ ------------ ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................    (10,313,495)    (622,097)     (210,244)     (148,763)    (331,341)  (3,248,383)
  Class A .................................       (109,659)      (8,911)         (129)           --         (247)     (27,169)
                                             -------------  -----------  ------------  ------------ ------------ ------------
Total distributions from net
  investment income .......................    (10,423,154)    (631,008)     (210,373)     (148,763)    (331,588)  (3,275,552)
                                             -------------  -----------  ------------  ------------ ------------ ------------
Net realized gains on investments:
  Institutional Class .....................   (142,024,885)  (3,492,651)   (9,352,220)  (24,392,179)  (7,507,524)  (8,653,473)
  Class A .................................     (2,485,343)     (97,939)     (171,130)     (174,710)     (18,620)    (148,087)
                                             -------------  -----------  ------------  ------------ ------------ ------------
Total distributions from net
  realized gains ..........................   (144,510,228)  (3,590,590)   (9,523,350)  (24,566,889)  (7,526,144)  (8,801,560)
                                             -------------  -----------  ------------  ------------ ------------ ------------
CONTRIBUTION BY AFFILIATE
  (NOTE 9): ...............................             --           --            --            --           --           --
                                             -------------  -----------  ------------  ------------ ------------ ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................    186,191,498    2,798,145    15,943,321    98,594,689   92,299,943   98,704,147
  Class A .................................      9,419,199      924,318     2,284,070     2,055,352      309,696    6,677,177
                                             -------------  -----------  ------------  ------------ ------------ ------------
Increase/(decrease) in net
  assets from capital share
  transactions ............................    195,610,697    3,722,463    18,227,391   100,650,041   92,609,639  105,381,324
                                             -------------  -----------  ------------  ------------ ------------ ------------
Total increase/(decrease) in
  net assets ..............................    287,496,462    9,607,241    34,993,520   126,089,884  100,108,266  155,033,644
NET ASSETS:
Beginning of period .......................    576,192,032   32,058,131    76,912,957   150,748,509           40  144,104,100
                                             -------------  -----------  ------------  ------------ ------------ ------------
End of period .............................  $ 863,688,494  $41,665,372  $111,906,477  $276,838,393 $100,108,306 $299,137,744
                                             =============  ===========  ============  ============ ============ ============

                                                           EQUITY FUND
                                             --------------------------------------
                                                                         EMERGING
                                              BALANCED   INTERNATIONAL   MARKETS
                                              FUND(1)         FUND        FUND(2)
                                             ----------  -------------  -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..................................  $ 1,708,627  $  1,467,341  $    12,948
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ............................    1,188,909    13,870,288      (73,817)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ............................    8,588,734   (24,029,900)  (2,368,209)
                                             -----------  ------------  -----------
Increase/(decrease) in net
  assets from operations ..................   11,486,270    (8,692,271)  (2,429,078)
                                             -----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Class .....................   (1,683,590)   (1,508,126)          --
  Class A .................................       (4,659)       (4,475)          --
                                             -----------  ------------  -----------
Total distributions from net
  investment income .......................   (1,688,249)   (1,512,601)          --
                                             -----------  ------------  -----------
Net realized gains on investments:
  Institutional Class .....................           --   (16,062,527)          --
  Class A .................................           --      (119,925)          --
                                             -----------  ------------  -----------
Total distributions from net
  realized gains ..........................           --   (16,182,452)          --
                                             -----------  ------------  -----------
CONTRIBUTION BY AFFILIATE
  (NOTE 9): ...............................           --            --           --
                                             -----------  ------------  -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Class .....................   59,623,885    88,567,033   20,438,890
  Class A .................................      692,983       899,170      109,665
                                             -----------  ------------  -----------
Increase/(decrease) in net
  assets from capital share
  transactions ............................   60,316,868    89,466,203   20,548,555
                                             -----------  ------------  -----------
Total increase/(decrease) in
  net assets ..............................   70,114,889    63,078,879   18,119,477
NET ASSETS:
Beginning of period .......................           40   110,344,556           --
                                             -----------  ------------  -----------
End of period .............................  $70,114,929  $173,423,435  $18,119,477
                                             ===========  ============  ===========

-------------
(1)  For the period 03/24/97 (commencement of operations) to 12/31/97.
(2)  For the period 10/21/97 (commencement of operations) to 12/31/97.

                       See Notes to Financial Statements.

68-69

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                  MONEY MARKET FUNDS
                              -----------------------------------------------------------------------------------------------
                                    GOVERNMENT MONEY FUND                MONEY FUND                  TAX-EXEMPT MONEY FUND
                              -------------------------------  --------------------------------  ----------------------------
                                SIX MONTHS          YEAR         SIX MONTHS         YEAR          SIX MONTHS       YEAR
                                   ENDED            ENDED           ENDED           ENDED           ENDED          ENDED
                                 06/30/98         12/31/97        06/30/98         12/31/97        06/30/98       12/31/97
                              ---------------  --------------  ---------------  ---------------  -------------  -------------
                                (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
INSTITUTIONAL CLASS:
Sold                          $   224,296,553  $  310,077,266  $ 2,870,367,975  $ 2,935,583,373  $ 792,669,484  $ 814,990,746
Issued as reinvestment of
  dividends                           314,111         290,884        2,720,114        4,320,343         11,124         22,292
Redeemed                         (184,316,577)   (283,567,451)  (2,767,390,492)  (2,281,234,849)  (605,568,593)  (705,429,722)
                              ---------------  --------------  ---------------  ---------------  -------------  -------------
Net increase/(decrease)       $    40,294,087  $   26,800,699  $   105,697,597  $   658,668,867  $ 187,112,015  $ 109,583,316
                              ===============  ==============  ===============  ===============  =============  =============

CLASS A:
Sold                          $ 1,046,596,287 $ 1,342,810,468  $ 1,325,164,754  $ 2,398,112,387  $ 254,418,932  $ 566,351,447
Issued as reinvestment of
  dividends                         4,678,559       7,187,840       13,680,893       18,841,382      2,713,524      3,936,135
Redeemed                       (1,020,668,423) (1,308,477,483)  (1,310,392,384)  (2,200,366,102)  (283,097,998)  (526,063,571)
                              ---------------  --------------  ---------------  ---------------  -------------  -------------
Net increase/(decrease)       $    30,606,423 $    41,520,825  $    28,453,263  $   216,587,667  $ (25,965,542) $  44,224,011
                              ===============  ==============  ===============  ===============  =============  =============

                       See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                        FIXED INCOME FUNDS
                                        -------------------------------------------------------------------------------------
                                                  SHORT/                                                 INTERMEDIATE
                                               INTERMEDIATE                    BOND                       GOVERNMENT
                                                   FUND                        FUND                          FUND
                                        --------------------------   --------------------------   ---------------------------
                                         SIX MONTHS       YEAR       SIX MONTHS        YEAR        SIX MONTHS       PERIOD
                                           ENDED         ENDED         ENDED          ENDED          ENDED          ENDED
                                          06/30/98      12/31/97      06/30/98       12/31/97       06/30/98      12/31/97(1)
                                        ------------  ------------   -----------    -----------   ------------   ------------
                                         (UNAUDITED)                 (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL CLASS:
Sold .................................. $ 44,381,108  $ 52,771,039   $35,071,284    $99,249,501   $ 19,070,666   $123,309,885
Issued as reinvestment of dividends ...      935,939     1,661,326     2,246,454      3,781,384      2,937,999      4,539,814
Redeemed ..............................  (15,017,747)  (23,153,942)   (7,585,513)    (7,882,148)   (17,225,346)   (30,562,631)
                                        ------------  ------------   -----------    -----------   ------------   ------------
Net increase/(decrease) ............... $ 30,299,300  $ 31,278,423   $29,732,225    $95,148,737   $  4,783,319   $ 97,287,068
                                        ============  ============   ===========    ===========   ============   ============
CLASS A:
Sold .................................. $  1,464,626  $  2,236,939   $   980,439    $   929,922   $    363,557     $  710,868
Issued as reinvestment of dividends ...      155,132       260,154        14,306         18,847         24,733          4,387
Redeemed ..............................   (3,862,692)   (1,045,427)     (227,025)      (150,118)        (9,849)          (200)
                                        ------------  ------------   -----------    -----------   ------------   ------------
Net increase/(decrease) ............... $ (2,242,934) $  1,451,666   $   767,720    $   798,651   $    378,441     $  715,055
                                        ============  ============   ===========    ===========   ============   ============

===============================================================================================================================
SHARES
------
INSTITUTIONAL CLASS:
Sold ..................................    4,319,863     5,209,406     3,423,129      9,893,541      1,152,554      7,607,489
Issued as reinvestment of dividends ...       91,279       163,759       219,419        371,313        177,732        277,370
Redeemed ..............................   (1,463,498)   (2,281,540)     (739,757)      (775,447)    (1,039,121)    (1,876,066)
                                        ------------  ------------   -----------    -----------   ------------   ------------
Net increase/(decrease) ...............    2,947,644     3,091,625     2,902,791      9,489,407        291,165      6,008,793
                                        ============  ============   ===========    ===========   ============   ============
CLASS A:
Sold ..................................      142,788       219,857        95,833         91,724         22,007         43,019
Issued as reinvestment of dividends ...       15,125        25,622         1,397          1,851          1,496            266
Redeemed ..............................     (376,813)     (102,616)      (22,164)       (14,738)          (596)           (12)
                                        ------------  ------------   -----------    -----------   ------------   ------------
Net increase/(decrease) ...............     (218,900)      142,863        75,066         78,837         22,907         43,273
                                        ============  ============   ===========    ===========   ============   ============

                                                                         FIXED INCOME FUNDS
                                          ----------------------------------------------------------------------------------
                                                 INTERMEDIATE                                             CONVERTIBLE
                                                  TAX-EXEMPT                  TAX-EXEMPT                  SECURITIES
                                                     FUND                        FUND                        FUND
                                          --------------------------  --------------------------  --------------------------
                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS      PERIOD
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            06/30/98      12/31/97      06/30/98      12/31/97      06/30/98     12/31/97(1)
                                          ------------  ------------  ------------  ------------  ------------  ------------
                                           (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
AMOUNT
------
INSTITUTIONAL CLASS:
Sold ..................................   $ 27,647,999  $ 41,062,483  $ 13,236,795  $ 36,002,208  $  3,503,404  $ 62,943,202
Issued as reinvestment of dividends ...         19,270       211,439        39,984       357,835     1,059,115     8,825,043
Redeemed ..............................    (19,654,055)  (59,939,308)  (18,664,230)  (26,400,690)  (11,040,381)  (11,387,209)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase/(decrease) ...............   $  8,013,214  $(18,665,386) $ (5,387,451) $  9,959,353  $ (6,477,862) $ 60,381,036
                                          ============  ============  ============  ============  ============  ============
CLASS A:
Sold ..................................   $    400,661   $   649,957   $   313,996   $   685,982   $   291,373   $   166,195
Issued as reinvestment of dividends ...          8,345         5,164         5,194         7,264         3,165         7,403
Redeemed ..............................       (332,645)      (17,469)     (244,508)      (96,255)      (45,915)      (72,079)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase/(decrease) ...............   $     76,361   $   637,652    $   74,682   $   596,991   $   248,623   $   101,519
                                          ============  ============  ============  ============  ============  ============

============================================================================================================================
SHARES
------
INSTITUTIONAL CLASS:
Sold ..................................      2,574,449     3,868,924     1,256,302     3,491,829       117,849     2,149,501
Issued as reinvestment of dividends ...          1,798        19,743         3,810        34,122        35,638       311,634
Redeemed ..............................     (1,829,930)   (5,656,367)   (1,775,222)   (2,567,773)     (384,977)     (379,031)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase/(decrease) ...............        746,317    (1,767,700)     (515,110)      958,178      (231,490)    2,082,104
                                          ============  ============  ============  ============  ============  ============
CLASS A:
Sold ..................................         37,218        61,099        29,801        65,967         9,726         5,326
Issued as reinvestment of dividends ...            779           483           495           693           107           264
Redeemed ..............................        (31,103)       (1,652)      (23,253)       (9,210)       (1,541)       (2,596)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase/(decrease) ...............          6,894        59,930         7,043        57,450         8,292         2,994
                                          ============  ============  ============  ============  ============  ============

------------
(1) For the period 03/24/97 (commencement of operations) to 12/31/97.

                       See Notes to Financial Statements.

72 & 73

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                 EQUITY FUNDS
                             --------------------------------------------------------------------------------------
                                                                    EQUITY
                                       EQUITY                       INCOME                      GROWTH
                                        FUND                         FUND                        FUND
                             ----------------------------   -------------------------   -------------------------
                              SIX MONTHS         YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                 ENDED           ENDED        ENDED          ENDED         ENDED         ENDED
                               06/30/98        12/31/97      06/30/98      12/31/97      06/30/98      12/31/97
                             ------------   -------------   -----------   -----------   -----------   -----------
                              (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
AMOUNT
------
INSTITUTIONAL CLASS:
Sold ....................... $ 57,184,172   $ 228,484,735   $ 6,556,554   $ 5,765,224   $13,709,030   $18,615,536
Issued as reinvestment of
dividends ..................      908,665      65,414,766        12,621       756,229         2,246     3,513,466
Redeemed ...................  (60,756,653)   (107,708,003)   (1,198,051)   (3,723,308)   (3,866,671)   (6,185,681)
                             ------------   -------------   -----------   -----------   -----------   -----------
Net increase/(decrease) .... $ (2,663,816)  $ 186,191,498   $ 5,371,124   $ 2,798,145   $ 9,844,605   $15,943,321
                             ============   =============   ===========   ===========   ===========   ===========
CLASS A:
Sold ....................... $ 14,267,096   $   8,786,890   $   957,165   $   942,518   $ 4,082,500   $ 2,186,449
Issued as reinvestment of
dividends ..................       45,253       2,388,743         6,943        95,931            --       135,276
Redeemed ...................   (9,279,020)     (1,756,434)     (203,708)     (114,131)   (1,577,390)      (37,655)
                             ------------   -------------   -----------   -----------   -----------   -----------
Net increase/(decrease) .... $  5,033,329   $   9,419,199   $   760,400   $   924,318   $ 2,505,110   $ 2,284,070
                             ============   =============   ===========   ===========   ===========   ===========

===================================================================================================================
SHARES
------
INSTITUTIONAL CLASS:
Sold .......................    3,107,722      13,779,278       368,163       350,240       557,880       845,767
Issued as reinvestment of
dividends ..................       46,750       3,736,368           680        46,977            85       156,313
Redeemed ...................   (3,309,023)     (6,023,216)      (67,364)     (233,613)     (157,327)     (281,676)
                             ------------   -------------   -----------   -----------   -----------   -----------
Net increase/(decrease) ....     (154,551)     11,492,430       301,479       163,604       400,638       720,404
                             ============   =============   ===========   ===========   ===========   ===========
CLASS A:
Sold .......................      771,800         475,368        53,311        55,334       163,048        96,614
Issued as reinvestment of
dividends ..................        2,327         136,928           374         5,980            --         6,046
Redeemed ...................     (484,245)        (98,527)      (11,216)       (6,897)      (62,950)       (1,870)
                             ------------   -------------   -----------   -----------   -----------   -----------
Net increase/(decrease) ....      289,882         513,769        42,469        54,417       100,098       100,790
                             ============   =============   ===========   ===========   ===========   ===========

                                                                       EQUITY FUNDS
                            --------------------------------------------------------------------------------------------------
                                        SMALL-CAP                       SMALL-CAP
                                       OPPORTUNITY                        VALUE                          INDEX
                                          FUND                            FUND                           FUND
                              ----------------------------     ---------------------------    -----------------------------
                               SIX MONTHS         YEAR          SIX MONTHS      PERIOD         SIX MONTHS          YEAR
                                 ENDED           ENDED            ENDED          ENDED           ENDED            ENDED
                                06/30/98        12/31/97        06/30/98      12/31/97(1)       06/30/98         12/31/97
                              ------------    ------------     -----------    ------------    ------------     ------------
                               (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
AMOUNT
------
INSTITUTIONAL CLASS:
Sold .......................  $ 32,123,293    $111,387,891    $ 14,431,667    $ 94,750,916    $ 25,082,777     $138,059,809
Issued as reinvestment of
dividends ..................            --      12,908,326              --       7,596,815         741,406        5,696,160
Redeemed ...................   (13,409,369)    (25,701,528)    (10,970,569)    (10,047,788)    (31,964,932)     (45,051,822)
                              ------------    ------------     -----------    ------------    ------------     ------------
Net increase/(decrease) ....  $ 18,713,924    $ 98,594,689    $  3,461,098    $ 92,299,943    $ (6,140,749)    $ 98,704,147
                              ============    ============     ===========    ============    ============     ============
CLASS A:
Sold .......................  $  4,221,813    $  2,275,874     $   352,383    $    321,431    $  1,988,065     $  9,599,426
Issued as reinvestment of
dividends ..................            --         107,321              --          18,639          31,475          151,528
Redeemed ...................    (2,350,673)       (327,843)        (35,333)        (30,374)       (978,011)      (3,073,777)
                              ------------    ------------     -----------    ------------    ------------     ------------
Net increase/(decrease) ....  $  1,871,140    $  2,055,352     $   317,050    $    309,696    $  1,041,529     $  6,677,177
                              ============    ============     ===========    ============    ============     ============

==============================================================================================================================
SHARES
------
INSTITUTIONAL CLASS:
Sold .......................     1,733,684       6,492,340         406,810       3,097,109         985,678        6,414,886
Issued as reinvestment of
dividends ..................            --         756,547              --         234,090          27,339          246,569
Redeemed ...................      (724,672)     (1,438,895)       (325,665)       (307,896)     (1,285,177)      (2,025,025)
                              ------------    ------------     -----------    ------------    ------------     ------------
Net increase/(decrease) ....     1,009,012       5,809,992          81,145       3,023,303        (272,160)       4,636,430
                              ============    ============     ===========    ============    ============     ============
CLASS A:
Sold .......................       232,641         125,525           9,784           9,123          78,365          428,098
Issued as reinvestment of
dividends ..................            --           6,308              --             574           1,160            6,555
Redeemed ...................      (127,917)        (19,609)           (989)           (842)        (38,571)        (147,519)
                              ------------    ------------     -----------    ------------    ------------     ------------
Net increase/(decrease) ....       104,724         112,224           8,795           8,855          40,954          287,134
                              ============    ============     ===========    ============    ============     ============

                                                                  EQUITY FUNDS
                             -------------------------------------------------------------------------------------------
                                                                                                       EMERGING
                                         BALANCED                      INTERNATIONAL                   MARKETS
                                           FUND                            FUND                         FUND
                                ---------------------------    ----------------------------    -------------------------
                                 SIX MONTHS       PERIOD        SIX MONTHS        YEAR         SIX MONTHS      PERIOD
                                   ENDED           ENDED          ENDED           ENDED           ENDED         ENDED
                                  06/30/98      12/31/97(1)      06/30/98        12/31/97       06/30/98     12/31/97(2)
                                ------------    -----------    ------------    ------------    ----------    -----------
                                 (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL CLASS:
Sold .......................    $  5,311,718    $66,148,915    $ 26,132,206    $120,897,024    $4,949,548    $20,438,890
Issued as reinvestment of
dividends ..................       1,021,748      1,683,590              --      10,828,865            --             --
Redeemed ...................     (12,951,320)    (8,208,620)    (14,395,899)    (43,158,856)     (223,632)            --
                                ------------    -----------    ------------    ------------    ----------    -----------
Net increase/(decrease) ....    $ (6,617,854)   $59,623,885    $ 11,736,307    $ 88,567,033    $4,725,916    $20,438,890
                                ============    ===========    ============    ============    ==========    ===========
CLASS A:
Sold .......................    $  1,182,494    $   688,374    $  3,069,443    $  1,215,856    $   70,089    $   109,665
Issued as reinvestment of
dividends ..................          21,867          4,659              --          93,876            --             --
Redeemed ...................         (62,536)           (50)     (2,669,572)       (410,562)      (36,531)            --
                                ------------    -----------    ------------    ------------    ----------    -----------
Net increase/(decrease) ....    $  1,141,825    $   692,983    $    399,871    $    899,170    $   33,558    $   109,665
                                ============    ===========    ============    ============    ==========    ===========

========================================================================================================================
SHARES
------
INSTITUTIONAL CLASS:
Sold .......................         341,637      5,120,712       1,810,048       8,013,256       619,812      2,108,590
Issued as reinvestment of
dividends ..................          65,222        116,698              --         806,437            --             --
Redeemed ...................        (849,957)      (588,410)     (1,042,825)     (3,006,361)      (27,181)            --
                                ------------    -----------    ------------    ------------    ----------    -----------
Net increase/(decrease) ....        (443,098)     4,649,000         767,223       5,813,332       592,631      2,108,590
                                ============    ===========    ============    ============    ==========    ===========
CLASS A:
Sold .......................          76,670         46,556         222,672          78,331         8,200         11,266
Issued as reinvestment of
dividends ..................           1,395            317              --           7,008            --             --
Redeemed ...................          (3,960)            (3)       (190,186)        (29,037)       (4,602)            --
                                ------------    -----------    ------------    ------------    ----------    -----------
Net increase/(decrease) ....          74,105         46,870          32,486          56,302         3,598         11,266
                                ============    ===========    ============    ============    ==========    ===========

-----------
(1)  For the period 03/24/97 (commencement of operations) to 12/31/97.
(2)  For the period 10/21/97 (commencement of operations) to 12/31/97.

                       See Notes to Financial Statements.

74 & 75

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       NET                                                              NET
                                      ASSET                              DISTRIBUTIONS                 ASSET
                                      VALUE        NET       REALIZED      FROM NET                    VALUE
                                    BEGINNING  INVESTMENT     LOSS ON     INVESTMENT      CAPITAL     END OF        TOTAL
                                    OF PERIOD    INCOME     INVESTMENTS     INCOME     CONTRIBUTIONS  PERIOD       RETURN
==============================================================================================================================
---------------------
GOVERNMENT MONEY FUND
---------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)               $1.00      $0.027     $     --       $(0.027)     $    --         $1.00     2.72%(2)
12/31/97                               1.00       0.053           --        (0.053)          --          1.00     5.48
12/31/96                               1.00       0.051           --        (0.051)          --          1.00     5.24
12/31/95                               1.00       0.056           --        (0.056)          --          1.00     5.79
05/16/94(4) to 12/31/94                1.00       0.028           --        (0.028)          --          1.00     2.82(2)
CLASS A
01/01/98 to 06/30/98(5)               $1.00      $0.025     $     --       $(0.025)    $     --         $1.00     2.55%(2)
12/31/97                               1.00       0.050           --        (0.050)          --          1.00     5.17
12/31/96                               1.00       0.049           --        (0.049)          --          1.00     5.00
12/31/95                               1.00       0.054           --        (0.054)          --          1.00     5.51
12/31/94                               1.00       0.037           --        (0.037)          --          1.00     3.72
12/31/93                               1.00       0.026           --        (0.026)          --          1.00     2.62
----------
MONEY FUND
----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)               $1.00      $0.028     $     --       $(0.028)     $    --         $1.00     2.78%(2)
12/31/97                               1.00       0.055       (0.001)       (0.055)       0.001          1.00     5.66
12/31/96                               1.00       0.052           --        (0.052)          --          1.00     5.38
12/31/95                               1.00       0.057           --        (0.057)          --          1.00     5.86
01/05/94(4) to 12/31/94                1.00       0.039           --        (0.039)          --          1.00     4.08(2)
CLASS A
01/01/98 to 06/30/98(5)               $1.00      $0.026     $     --       $(0.026)     $    --         $1.00     2.61%(2)
12/31/97                               1.00       0.052       (0.001)       (0.052)       0.001          1.00     5.35
12/31/96                               1.00       0.050           --        (0.050)          --          1.00     5.11
12/31/95                               1.00       0.054           --        (0.054)          --          1.00     5.58
12/31/94                               1.00       0.037           --        (0.037)          --          1.00     3.79
12/31/93                               1.00       0.027           --        (0.027)          --          1.00     2.69
---------------------
TAX-EXEMPT MONEY FUND
---------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)               $1.00      $0.017     $     --       $(0.017)     $    --         $1.00     1.69%(2)
12/31/97                               1.00       0.034           --        (0.034)          --          1.00     3.47
12/31/96                               1.00       0.031           --        (0.031)          --          1.00     3.19
12/31/95                               1.00       0.035           --        (0.035)          --          1.00     3.60
01/05/94(4) to 12/31/94                1.00       0.025           --        (0.025)          --          1.00     2.56(2)
CLASS A
01/01/98 to 06/30/98(5)               $1.00      $0.015     $     --       $(0.015)     $    --         $1.00     1.53%(2)
12/31/97                               1.00       0.031           --        (0.031)          --          1.00     3.17
12/31/96                               1.00       0.029           --        (0.029)          --          1.00     2.94
12/31/95                               1.00       0.033           --        (0.033)          --          1.00     3.31
12/31/94                               1.00       0.023           --        (0.023)          --          1.00     2.30
12/31/93                               1.00       0.020           --        (0.020)          --          1.00     1.99

                                            NET                        RATIO OF EXPENSES
                                          ASSETS        RATIO OF          TO AVERAGE         RATIO OF NET
                                          END OF       EXPENSES TO        NET ASSETS       INVESTMENT INCOME
                                          PERIOD       AVERAGE NET        (EXCLUDING        TO AVERAGE NET
                                           (000)         ASSETS            WAIVERS)             ASSETS
============================================================================================================
---------------------
GOVERNMENT MONEY FUND
---------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)                 $  104,264       0.21%(1)           0.26%(1)           5.42%(1)
12/31/97                                    63,970       0.23               0.28               5.36
12/31/96                                    37,169       0.31               0.32               5.12
12/31/95                                    18,367       0.31               0.32               5.62
05/16/94(4) to 12/31/94                      9,617       0.29(1)            0.31(1)            4.52(1)
CLASS A
01/01/98 to 06/30/98(5)                 $  278,200       0.54%(1)           0.61%(1)           5.09%(1)
12/31/97                                   247,594       0.53               0.63               5.05
12/31/96                                   206,073       0.54               0.67               4.89
12/31/95                                   264,426       0.57               0.67               5.36
12/31/94                                   229,619       0.60               0.66               3.62
12/31/93                                   263,909       0.61               0.70               2.57
----------
MONEY FUND
----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)                 $1,133,783       0.20%(1)           0.24%(1)           5.55%(1)
12/31/97                                 1,028,091       0.21               0.26               5.54
12/31/96                                   369,417       0.27               0.28               5.23
12/31/95                                    98,837       0.29               0.30               5.69
01/05/94(4) to 12/31/94                     31,990       0.29(1)            0.30(1)            4.79(1)
CLASS A
01/01/98 to 06/30/98(5)                 $  706,253       0.53%(1)           0.59%(1)           5.21%(1)
12/31/97                                   677,804       0.51               0.61               5.23
12/31/96                                   461,213       0.52               0.63               5.00
12/31/95                                   423,588       0.56               0.65               5.42
12/31/94                                   530,366       0.55               0.65               3.79
12/31/93                                   348,984       0.57               0.72               2.66
---------------------
TAX-EXEMPT MONEY FUND
---------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)                  $ 685,106       0.24%(1)           0.24%(1)           3.39%(1)
12/31/97                                   497,986       0.25               0.26               3.41
12/31/96                                   388,404       0.29               0.29               3.14
12/31/95                                   212,146       0.29               0.29               3.52
01/05/94(4) to 12/31/94                    237,100       0.28(1)            0.30(1)            2.99(1)
CLASS A
01/01/98 to 06/30/98(5)                 $  197,109       0.55%(1)           0.59%(1)           3.07%(1)
12/31/97                                   223,071       0.54               0.61               3.13
12/31/96                                   178,849       0.53               0.64               2.89
12/31/95                                   170,570       0.56               0.65               3.25
12/31/94                                   123,501       0.54               0.65               2.20
12/31/93                                   168,440       0.54               0.71               1.97

                       See Notes to Financial Statements.

76 & 77

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       NET                     NET                                      NET
                                      ASSET               REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                      VALUE       NET      UNREALIZED     FROM NET       FROM NET      VALUE
                                    BEGINNING INVESTMENT   GAIN/(LOSS)   INVESTMENT      REALIZED     END OF       TOTAL
                                    OF PERIOD   INCOME   ON INVESTMENTS    INCOME          GAINS      PERIOD      RETURN
============================================================================================================================
-----------------------
SHORT/INTERMEDIATE FUND
-----------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $10.21      $0.306      $ 0.030       $(0.306)      $     --     $10.24      3.33%(2)
12/31/97                              10.14       0.633        0.070        (0.633)            --      10.21      7.15
02/26/96(4) to 12/31/96               10.30       0.517       (0.160)       (0.517)            --      10.14      3.61(2)
CLASS A
01/01/98 to 06/30/98(5)              $10.21      $0.294      $ 0.030       $(0.294)      $     --     $10.24      3.20%(2)
12/31/97                              10.14       0.608        0.070        (0.608)            --      10.21      6.89
12/31/96                              10.38       0.594       (0.247)       (0.587)            --      10.14      3.51
12/31/95                               9.66       0.588        0.720        (0.588)            --      10.38     13.88
12/31/94                              10.34       0.559       (0.694)       (0.545)            --       9.66     (1.29)
12/31/93                              10.22       0.563        0.435        (0.564)        (0.314)     10.34      9.91
---------
BOND FUND
---------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $10.20      $0.301      $ 0.060       $(0.301)      $     --     $10.26     $3.58%(2)
12/31/97                              10.07       0.628        0.284        (0.628)        (0.154)     10.20      9.41
04/16/96(4) to 12/31/96               10.00       0.425        0.103        (0.425)        (0.033)     10.07      5.40(2)
CLASS A
01/01/98 to 06/30/98(5)              $10.20      $0.288      $ 0.060       $(0.288)      $     --     $10.26     $3.45%(2)
12/31/97                              10.07       0.603        0.284        (0.603)        (0.154)     10.20      9.14
04/22/96(4) to 12/31/96                9.99       0.402        0.113        (0.402)        (0.033)     10.07      5.27(2)
----------------------------
INTERMEDIATE GOVERNMENT FUND
----------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $16.54      $0.493      $(0.010)      $(0.493)      $     --     $16.53      2.96%(2)
03/24/97(4) to 12/31/97               16.12       0.793        0.461        (0.793)        (0.041)     16.54      7.96(2)
CLASS A
01/01/98 to 06/30/98(5)              $16.54      $0.473      $(0.010)      $(0.473)      $     --     $16.53      2.83%(2)
04/16/97(4) to 12/31/97               16.06       0.702        0.521        (0.702)        (0.041)     16.54      7.76(2)
----------------------------
INTERMEDIATE TAX-EXEMPT FUND
----------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $10.75      $0.211      $(0.030)      $(0.211)      $     --     $10.72      1.70%(2)
12/31/97                              10.58       0.442        0.220        (0.442)        (0.050)     10.75      6.41
02/26/96(4) to 12/31/96               10.74       0.381       (0.124)       (0.381)        (0.036)     10.58      2.49(2)
CLASS A
01/01/98 to 06/30/98(5)              $10.75      $0.198      $(0.030)      $(0.198)      $     --     $10.72      1.57%(2)
12/31/97                              10.58       0.327        0.220        (0.327)        (0.050)     10.75      6.14
03/13/96(4) to 12/31/96               10.55       0.084        0.066        (0.084)        (0.036)     10.58      1.44(2)
---------------
TAX-EXEMPT FUND
---------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $10.52      $0.224      $(0.010)      $(0.224)      $     --     $10.51      2.06%(2)
12/31/97                              10.25       0.461        0.391        (0.461)        (0.121)     10.52      8.55
02/26/96(4) to 12/31/96               10.56       0.402       (0.094)       (0.402)        (0.216)     10.25      3.04(2)
CLASS A
01/01/98 to 06/30/98(5)              $10.52      $0.211      $(0.010)      $(0.211)      $     --     $10.51      1.93%(2)
12/31/97                              10.25       0.435        0.391        (0.435)        (0.121)     10.52      8.28
10/02/96(4) to 12/31/96               10.33       0.105        0.136        (0.105)        (0.216)     10.25      2.34(2)


                                        NET                     RATIO OF EXPENSES
                                      ASSETS       RATIO OF        TO AVERAGE        RATIO OF NET
                                      END OF      EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                                      PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER
                                       (000)        ASSETS          WAIVERS)            ASSETS           RATE
=================================================================================================================
-----------------------
SHORT/INTERMEDIATE FUND
-----------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $319,880      0.60%(1)         0.90%(1)           6.02%(1)         31.41%
12/31/97                              288,886      0.60             0.89               6.24             98.08
02/26/96(4) to 12/31/96               255,573      0.60(1)          0.90(1)            6.06(1)         186.02
CLASS A
01/01/98 to 06/30/98(5)              $  3,696      0.85%(1)         1.15%(1)           5.77%(1)         31.41%
12/31/97                                5,922      0.85             1.14               5.99             98.08
12/31/96                                4,432      0.62             0.92               5.59            186.02
12/31/95                               51,814      0.60             0.96               5.91            194.94
12/31/94                               44,333      0.60             0.92               5.29            140.99
12/31/93                               74,057      0.60             0.94               5.32            215.07
---------
BOND FUND
---------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $171,109      0.60%(1)         0.89%(1)           5.93%(1)         44.79%
12/31/97                              140,447      0.60             0.89               6.25            138.30
04/16/96(4) to 12/31/96                43,142      0.60(1)          0.98(1)            6.03(1)         116.02
CLASS A
01/01/98 to 06/30/98(5)              $  1,712      0.85%(1)         1.14%(1)           5.68%(1)         44.79%
12/31/97                                  936      0.85             1.14               6.00            138.30
04/22/96(4) to 12/31/96                   130      0.85(1)          1.23(1)            5.87(1)         116.02
-----------------------------
INTERMEDIATE GOVERNMENT FUND
-----------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $104,146      0.50%(1)         0.93%(1)           6.01%(1)         59.12%
03/24/97(4) to 12/31/97                99,359      0.50(1)          0.91(1)            6.31(1)          84.89(1)
CLASS A
01/01/98 to 06/30/98(5)              $  1,094      0.75%(1)         1.18%(1)           5.76%(1)         59.12%
04/16/97(4) to 12/31/97                   716      0.75(1)          1.16(1)            6.06(1)          84.89(1)
----------------------------
INTERMEDIATE TAX-EXEMPT FUND
----------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $200,475      0.80%(1)         0.80%(1)           3.96%(1)         50.61%
12/31/97                              193,009      0.79             0.79               4.16             48.72
02/26/96(4) to 12/31/96               208,690      0.79(1)          0.82(1)            4.28(1)          57.23
CLASS A
01/01/98 to 06/30/98(5)              $    716      1.05%(1)         1.05%(1)           3.71%(1)         50.61%
12/31/97                                  644      1.04             1.04               3.91             48.72
03/13/96(4) to 12/31/96                    --      1.04(1)          1.07(1)            4.33(1)          57.23
---------------
TAX-EXEMPT FUND
---------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $174,140      0.79%(1)         0.79%(1)           4.30%(1)         44.10%
12/31/97                              179,871      0.80             0.80               4.47             61.52
02/26/96(4) to 12/31/96               165,388      0.80(1)          0.81(1)            4.60(1)          61.60
CLASS A
01/01/98 to 06/30/98(5)              $    717      1.04%(1)         1.04%(1)           4.05%(1)         44.10%
12/31/97                                  644      1.05             1.05               4.22             61.52
10/02/96(4) to 12/31/96                    38      1.05(1)          1.06(1)            4.35(1)          61.60


                       See Notes to Financial Statements.

78 & 79

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       NET                     NET                                      NET
                                      ASSET               REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                      VALUE       NET      UNREALIZED     FROM NET       FROM NET      VALUE
                                    BEGINNING INVESTMENT   GAIN/(LOSS)   INVESTMENT      REALIZED     END OF       TOTAL
                                    OF PERIOD   INCOME   ON INVESTMENTS    INCOME          GAINS      PERIOD      RETURN
============================================================================================================================
---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $28.52     $ 0.595       $0.672       $(0.577)      $     --     $29.21      4.42%(2)
03/24/97(4) to 12/31/97               29.15       0.914        3.120        (0.897)        (3.767)     28.52     14.24(2)
CLASS A
01/01/98 to 06/30/98(5)              $28.52     $ 0.592       $0.636       $(0.538)      $     --     $29.21      4.28%(2)
03/26/97(4) to 12/31/97               29.30       0.690        3.122        (0.825)        (3.767)     28.52     13.39(2)
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $17.59     $ 0.069       $2.037       $(0.066)      $     --     $19.63     11.98%(2)
12/31/97                              15.53       0.234        5.190        (0.235)        (3.129)     17.59     35.89
02/26/96(4) to 12/31/96               15.30       0.189        1.898        (0.193)        (1.664)     15.53     13.66(2)
CLASS A
01/01/98 to 06/30/98(5)              $17.59     $ 0.043       $2.036       $(0.039)      $     --     $19.63     11.82%(2)
12/31/97                              15.53       0.174        5.190        (0.175)        (3.129)     17.59     35.45
12/31/96                              13.99       0.451        2.926        (0.173)        (1.664)     15.53     24.15
12/31/95                              11.28       0.229        3.827        (0.232)        (1.114)     13.99     36.26
12/31/94                              12.86       0.263       (0.514)       (0.263)        (1.066)     11.28     (2.05)
12/31/93                              11.57       0.197        1.904        (0.204)        (0.607)     12.86     18.23
------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $16.32     $ 0.108       $2.414       $(0.102)      $     --     $18.74     15.46%(2)
12/31/97                              13.73       0.272        4.050        (0.268)        (1.464)     16.32     31.90
02/26/96(4) to 12/31/96               13.34       0.270        1.387        (0.269)        (0.998)     13.73     12.46(2)
CLASS A
01/01/98 to 06/30/98(5)              $16.31     $ 0.086       $2.419       $(0.075)      $     --     $18.74     15.37%(2)
12/31/97                              13.72       0.237        4.037        (0.220)        (1.464)     16.31     31.53
04/18/96(4) to 12/31/96               13.02       0.179        1.732        (0.213)        (0.998)     13.72     14.67(2)
-----------
GROWTH FUND
-----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $22.67     $ 0.009       $3.545       $(0.004)      $     --     $26.22     15.68%(2)
12/31/97                              18.69       0.048        6.026        (0.048)        (2.046)     22.67     32.81
02/26/96(4) to 12/31/96               17.01       0.062        2.746        (0.063)        (1.065)     18.69     16.43(2)
CLASS A
01/01/98 to 06/30/98(5)              $22.67     $(0.011)      $3.511      $     --       $     --     $26.17     15.44%(2)
12/31/97                              18.69       0.004        6.026        (0.004)        (2.046)     22.67     32.54
04/19/96(4) to 12/31/96               16.49       0.030        3.273        (0.038)        (1.065)     18.69     19.95(2)
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $17.71     $(0.028)      $1.288      $     --       $     --     $18.97      7.11%(2)
12/31/97                              15.52       0.007        3.865        (0.012)        (1.670)     17.71     25.47
02/26/96(4) to 12/31/96               14.24       0.057        1.998        (0.057)        (0.718)     15.52     14.49(2)
CLASS A
01/01/98 to 06/30/98(5)              $17.66     $(0.026)      $1.266      $     --       $     --     $18.90      7.02%(2)
12/31/97                              15.51      (0.003)       3.823            --         (1.670)     17.66     25.14
04/19/96(4) to 12/31/96               14.25       0.032        1.996        (0.050)        (0.718)     15.51     14.29(2)

                                        NET                     RATIO OF EXPENSES
                                      ASSETS       RATIO OF        TO AVERAGE        RATIO OF NET
                                      END OF      EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO     AVERAGE
                                      PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER    COMMISSION
                                       (000)        ASSETS          WAIVERS)            ASSETS           RATE        RATE(3)
=============================================================================================================================
---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $ 54,054      0.92%(1)         1.03%(1)           4.03%(1)         30.82%       $0.055
03/24/97(4) to 12/31/97                59,384      0.92(1)          0.96(1)            3.76(1)          93.24(1)      0.053
CLASS A
01/01/98 to 06/30/98(5)              $    330      1.17%(1)         1.28%(1)           3.78%(1)         30.82%       $0.055
03/26/97(4) to 12/31/97                    85      1.17(1)          1.21(1)            3.51(1)          93.24(1)      0.053
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $941,090      0.88%(1)         0.88%(1)           0.74%(1)         37.43%       $0.058
12/31/97                              845,829      0.88             0.88               1.33             81.48         0.054
02/26/96(4) to 12/31/96               568,400      0.90(1)          0.90(1)            1.43(1)          75.20         0.056
CLASS A
01/01/98 to 06/30/98(5)              $ 25,624      1.13%(1)         1.13%(1)           0.49%(1)         37.43%       $0.058
12/31/97                               17,859      1.13             1.13               1.08             81.48         0.054
12/31/96                                7,792      0.94             0.94               1.47             75.20         0.056
12/31/95                               61,256      0.96             0.97               1.75             75.93            --
12/31/94                               38,920      0.90             0.92               1.94             87.83            --
12/31/93                               47,241      0.93             0.96               1.59             57.31            --
------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $ 52,061      0.93%(1)         0.97%(1)           1.26%(1)          9.37%       $0.058
12/31/97                               40,424      0.93             0.96               1.69             29.87         0.058
02/26/96(4) to 12/31/96                31,760      0.93(1)          0.97(1)            2.36(1)          52.77         0.059
CLASS A
01/01/98 to 06/30/98(5)              $  2,222      1.18%(1)         1.22%(1)           1.01%(1)          9.37%       $0.058
12/31/97                                1,241      1.18             1.21               1.44             29.87         0.058
04/18/96(4) to 12/31/96                   298      1.18(1)          1.19(1)            2.11(1)          52.77         0.059
-----------
GROWTH FUND
-----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $136,702      1.10%(1)         1.11%(1)           0.07%(1)         17.63%       $0.059
12/31/97                              109,140      1.10             1.11               0.22             37.02         0.058
02/26/96(4) to 12/31/96                76,516      1.10(1)          1.14(1)            0.42(1)          35.36         0.058
CLASS A
01/01/98 to 06/30/98(5)              $  5,814      1.35%(1)         1.36%(1)          (0.18)%(1)        17.63%       $0.059
12/31/97                                2,766      1.35             1.36              (0.03)            37.02         0.058
04/19/96(4) to 12/31/96                   397      1.35(1)          1.39(1)            0.17(1)          35.36         0.058
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $313,043      1.20%(1)         1.21%(1)          (0.31)%(1)        22.29%       $0.056
12/31/97                              274,353      1.20             1.21               0.03             39.63         0.054
02/26/96(4) to 12/31/96               150,306      1.20(1)          1.22(1)            0.46(1)          46.13         0.058
CLASS A
01/01/98 to 06/30/98(5)              $  4,639      1.45%(1)         1.46%(1)          (0.56)%(1)        22.29%       $0.056
12/31/97                                2,485      1.45             1.46              (0.22)            39.63         0.054
04/19/96(4) to 12/31/96                   443      1.45(1)          1.47(1)            0.10(1)          46.13         0.058

                       See Notes to Financial Statements.

80 & 81

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       NET                     NET                                      NET
                                      ASSET               REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                      VALUE       NET      UNREALIZED     FROM NET       FROM NET      VALUE
                                    BEGINNING INVESTMENT   GAIN/(LOSS)   INVESTMENT      REALIZED     END OF       TOTAL
                                    OF PERIOD   INCOME   ON INVESTMENTS    INCOME          GAINS      PERIOD      RETURN
============================================================================================================================
--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $33.02      $0.070       $2.640      $     --       $     --     $35.73      8.21%(2)
03/24/97(4) to 12/31/97               28.29       0.146        7.467        (0.139)        (2.744)     33.02     27.11(2)
CLASS A
01/01/98 to 06/30/98(5)              $33.02      $0.025       $2.635      $     --       $     --     $35.68      8.06%(2)
07/10/97(4) to 12/31/97               32.31       0.028        3.462        (0.036)        (2.744)     33.02     10.95(2)
----------
INDEX FUND
----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $23.51      $0.153       $3.964       $(0.147)      $     --     $27.48     17.52%(2)
12/31/97                              18.48       0.278        5.742        (0.281)        (0.709)     23.51     32.78
02/26/96(4) to 12/31/96               16.72       0.268        2.104        (0.268)        (0.344)     18.48     14.26(2)
CLASS A
01/01/98 to 06/30/98(5)              $23.51      $0.121       $3.947       $(0.108)      $     --     $27.47     17.31%(2)
12/31/97                              18.48       0.247        5.725        (0.233)        (0.709)     23.51     32.51
04/19/96(4) to 12/31/96               16.35       0.188        2.511        (0.225)        (0.344)     18.48     16.56(2)
-------------
BALANCED FUND
-------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $14.93      $0.246       $0.804       $(0.240)      $     --     $15.74      7.05%(2)
03/24/97(4) to 12/31/97               12.74       0.377        2.185        (0.372)            --      14.93     20.24(2)
CLASS A
01/01/98 to 06/30/98(5)              $14.93      $0.221       $0.802       $(0.213)      $     --     $15.74      6.87%(2)
04/16/97(4) to 12/31/97               12.56       0.301        2.411        (0.342)            --      14.93     21.72(2)
------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $13.33      $0.149       $0.411      $     --       $     --     $13.89      4.20%(2)
12/31/97                              15.46       0.116       (0.858)       (0.125)        (1.263)     13.33     (4.87)
02/26/96(4) to 12/31/96               15.04       0.128        0.485        (0.125)        (0.068)     15.46      4.08(2)
CLASS A
01/01/98 to 06/30/98(5)              $13.33      $0.130       $0.410      $     --       $     --     $13.87      4.05%(2)
12/31/97                              15.46       0.078       (0.876)       (0.069)        (1.263)     13.33     (5.21)
03/13/96(4) to 12/31/96               14.69       0.091        0.860        (0.113)        (0.068)     15.46      6.48(2)
---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)              $ 8.55      $0.030      $(2.040)     $     --       $     --     $ 6.54    (23.51)%(2)
10/21/97(4) to 12/31/97               10.00       0.006       (1.456)           --             --       8.55    (14.50)(2)
CLASS A
01/01/98 to 06/30/98(5)              $ 8.54      $0.023      $(2.053)     $     --       $     --     $ 6.51    (23.77)%(2)
10/21/97(4) to 12/31/97               10.00       0.002       (1.462)           --             --       8.54    (14.60)(2)

                                       NET                     RATIO OF EXPENSES
                                     ASSETS       RATIO OF        TO AVERAGE        RATIO OF NET
                                     END OF      EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO     AVERAGE
                                     PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER    COMMISSION
                                      (000)        ASSETS          WAIVERS)            ASSETS           RATE        RATE(3)
============================================================================================================================
--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)             $110,922      0.99%(1)         1.07%(1)           0.42%(1)         37.11%       $0.056
03/24/97(4) to 12/31/97               99,816      0.99(1)          1.06(1)            0.63(1)          91.66(1)      0.055
CLASS A
01/01/98 to 06/30/98(5)             $    630      1.24%(1)         1.32%(1)           0.17%(1)         37.11%       $0.056
07/10/97(4) to 12/31/97                  292      1.24(1)          1.31(1)            0.38(1)          91.66(1)      0.055
----------
INDEX FUND
----------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)             $333,950      0.45%(1)         0.47%(1)           1.19%(1)          2.10%       $0.037
12/31/97                             292,196      0.45             0.47               1.39              7.10         0.020
02/26/96(4) to 12/31/96              143,954      0.45(1)          0.49(1)            1.85(1)           4.71         0.038
CLASS A
01/01/98 to 06/30/98(5)             $  9,237      0.70%(1)         0.72%(1)           0.94%(1)          2.10%       $0.037
12/31/97                               6,942      0.70             0.72               1.14              7.10         0.020
04/19/96(4) to 12/31/96                  150      0.70(1)          0.74(1)            1.60(1)           4.71         0.038
-------------
BALANCED FUND
-------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)             $ 66,210      0.88%(1)         0.97%(1)           3.13%(1)         44.08%       $0.057
03/24/97(4) to 12/31/97               69,415      0.88(1)          0.92(1)            3.45(1)         108.29(1)      0.058
CLASS A
01/01/98 to 06/30/98(5)             $  1,904      1.13%(1)         1.22%(1)           2.88%(1)         44.08%       $0.057
04/16/97(4) to 12/31/97                  700      1.13(1)          1.17(1)            3.20(1)         108.29(1)      0.058
------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)             $190,017      1.40%(1)         1.40%(1)           2.20%(1)         28.07%       $0.008
12/31/97                             172,158      1.40             1.42               0.82             93.33         0.006
02/26/96(4) to 12/31/96              109,747      1.36(1)          1.38(1)            0.99(1)           6.72         0.020
CLASS A
01/01/98 to 06/30/98(5)             $  1,768      1.65%(1)         1.65%(1)           1.95%(1)         28.07%       $0.008
12/31/97                               1,265      1.65             1.67               0.57             93.33         0.006
03/13/96(4) to 12/31/96                  597      1.61(1)          1.63(1)            0.35(1)           6.72         0.020
---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL CLASS
01/01/98 to 06/30/98(5)             $ 17,657      1.75%(1)         2.09%(1)           1.38%(1)         13.76%       $0.002
10/21/97(4) to 12/31/97               18,023      1.75(1)          2.09(1)            0.43(1)          --            0.003
CLASS A
01/01/98 to 06/30/98(5)             $     97      2.00%(1)         2.34%(1)           1.13%(1)         13.76%       $0.002
10/21/97(4) to 12/31/97                   96      2.00(1)          2.34(1)            0.18(1)          --            0.003

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.
(4) Date commenced operations.
(5) Unaudited.

                       See Notes to Financial Statements.
82 & 83

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  JUNE 30, 1998



1.   ORGANIZATION

     HT Insight Funds, Inc., doing business as Harris Insight Funds (the "Company"), was incorporated in Maryland on September 16, 1987. The Company is an open-end management investment company and currently offers five diversified investment portfolios. Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and presently offers thirteen diversified investment portfolios. The portfolios of the Company and the Trust (each a "Fund" and collectively, the "Funds") are as follows:

      COMPANY:
      EQUITY FUNDS:
      Harris Insight Equity Fund ("Equity Fund")

      FIXED INCOME FUNDS:
      Harris Insight Short/Intermediate Bond Fund ("Short/Intermediate Fund")

      MONEY MARKET FUNDS:
      Harris Insight Government Money Market Fund ("Government Money Fund") Harris Insight Money Market Fund ("Money Fund")
      Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money Fund")

      TRUST:
      EQUITY FUNDS:
      Harris Insight Equity Income Fund ("Equity Income Fund")
      Harris Insight Growth Fund ("Growth Fund")
      Harris Insight Small-Cap Opportunity Fund ("Small-Cap Opportunity Fund") Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund")
      Harris Insight Index Fund ("Index Fund")
      Harris Insight International Fund ("International Fund")
      Harris Insight Balanced Fund ("Balanced Fund")
      Harris Insight Emerging Markets Fund ("Emerging Markets Fund")

      FIXED INCOME FUNDS:
      Harris Insight Convertible Securities Fund ("Convertible Securities Fund") Harris Insight Bond Fund ("Bond Fund")
      Harris Insight Intermediate Government Bond Fund ("Intermediate Government
           Fund")
      Harris Insight Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-Exempt
           Fund")
      Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Fund")

     Each of the Funds currently offers two classes of shares: Class A shares and Institutional shares. Shares of each class of a Fund represent equal pro rata interests in the Fund and are identical in all respects except that Class A shares are subject to certain service organization/agent fees as described in
Note 5. Institutional shares are not subject to service organization/agent fees.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements which are in accordance with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- The value of securities (other than bonds and debt obligations maturing in 60 days or less) of the Funds other than Money Market Funds is determined based on the last sales price on the principal exchange on which the securities are traded as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Trustees and Board of Directors of the Funds. Bonds maturing in more than 60 days are valued at the mean of the last bid and asked prices. In the event that such prices are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or Board of Directors, as the case may be. Prices used for valuations of securities are provided by independent pricing services and brokers. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, has determined that amortized cost valuation represents fair value.

     Each of the Money Market Funds values its investments using the amortized cost method, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
     liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds (other than the Convertible Securities Fund) are declared daily and paid monthly. Dividends from the Convertible Securities Fund and Equity Funds (other than Small-Cap Opportunity Fund, Growth Fund, Small-Cap Value Fund, International Fund and Emerging Markets Fund) are declared and paid quarterly. Dividends from the Growth Fund are declared and paid semi-annually. Dividends from the Small-Cap Opportunity Fund, Small-Cap Value Fund, International Fund and the Emerging Markets Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Funds each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Funds will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     (F) ORGANIZATION EXPENSES -- Each Fund's share of the costs incurred in connection with the organization of the Trust has been deferred and is being amortized over 60 months from commencement of operations of the respective Fund.

     (G) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated between the classes of shares of the Fund based upon the relative net assets of the classes.

     (H) DOLLAR ROLLS -- The Funds may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     (I) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

3.   REPURCHASE AGREEMENTS

     Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

4.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Company and the Trust retain Harris Trust and Savings Bank ("Harris Trust") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, Harris Trust is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

            Each Money Market Fund            0.14% of the first $100 million of
                                              net assets and 0.10% of net assets
                                              over $100 million
            Short/Intermediate Fund           0.70%
            Bond Fund                         0.65%
            Intermediate Government Fund      0.65%
            Intermediate Tax-Exempt Fund      0.60%
            Tax-Exempt Fund                   0.60%
            Convertible Securities Fund       0.70%
            Equity Fund                       0.70%
            Equity Income Fund                0.70%
            Growth Fund                       0.90%
            Small-Cap Opportunity Fund        1.00%
            Small-Cap Value Fund              0.80%
            Index Fund                        0.25%
            Balanced Fund                     0.60%
            International Fund                1.05%
            Emerging Markets Fund             1.25%

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

     Harris Trust may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the six months ended June 30, 1998, advisory fees and waivers for certain Funds were as follows:

                                         GROSS                         NET
                                     ADVISORY FEE     WAIVER      ADVISORY FEE
                                     ------------    --------     ------------
     Short/Intermediate Fund .......  $1,104,836     $475,166     $  629,670
     Bond Fund .....................     517,135      230,254        286,881
     Intermediate Government Fund ..     332,690      221,158        111,532
     Convertible Securities Fund ...     191,847       28,978        162,869
     Equity Income Fund ............     167,153        8,934        158,219
     Growth Fund ...................     570,454        5,510        564,944
     Small-Cap Opportunity Fund ....   1,482,042       21,475      1,460,567
     Small-Cap Value Fund ..........     415,953       41,773        374,180
     Index Fund ....................     400,463       31,414        369,049
     Balanced ......................     204,366       28,954        175,412
     Emerging Markets Fund .........     126,740       34,360         92,380

     There were no advisory fee waivers for the other Funds.

     Harris Trust has entered into Portfolio Management Agreements with Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Funds, other than the Tax-Exempt Money Fund. HIM receives a fee directly from Harris Trust, not from the Funds. HIM is a subsidiary of Harris Trust.

     Hansberger Global Investors, Inc. ("Hansberger") has entered into an Investment Sub-Advisory Agreement with HIM with respect to the International Fund and the Emerging Markets Fund. Pursuant to the agreement Hansberger selects and manages the securities in which these Funds invest. Hansberger, as Sub-Adviser, receives a fee directly from HIM and not from the Funds.

     The Company and the Trust have an Administration Agreement with Harris Trust (the "Administrator"). In its capacity as the Administrator, Harris Trust generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("Funds Distributor" or the "Sub-Administrator"), pursuant to which the Sub-Administrator performs certain administrative services for the Funds. The Administrator has also entered into a Sub-Administration and Accounting Services Agreement with PFPC, Inc. ("PFPC" or the "Sub-Administrator and Accounting Services Agent"). Under these Agreements, the Administrator compensates the Sub-Administrator and the Sub-Administrator and Accounting Services Agent for providing such services. Harris Trust also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). Harris Trust has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. Harris Trust compensates the Sub-Transfer Agent for providing such services. PNC Bank, N.A. serves as the Custodian of the assets of the Funds. As compensation for their services, Harris Trust, in its capacity as the Administrator and Transfer Agent, and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of the average net assets in excess of $600 million.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

     Funds Distributor provides services as distributor (the "Distributor") in connection with sales of shares of the Funds. For the six months ended June 30, 1998, fees for services rendered by the Distributor were paid by the Administrator.

     The Company has a compensation arrangement under which payment of directors' fees may be deferred by a director. Interest is accrued on the deferred balances and is included in directors' fees and expenses. On June 30, 1998, the accumulated balance of deferred directors' fees and interest thereon relating to all Funds comprising the Company was approximately $203,300, a portion of which is included in accrued expenses of each applicable Fund.

     Certain employees of PFPC, Inc. and Funds Distributor are officers of the Funds. During the six months ended June 30, 1998, PFPC, Inc. and Funds Distributor received in aggregate fees and expenses of $2,138,809 and $1,740,003, respectively, from the Administrator for services rendered under various agreements described above. For the six months ended June 30, 1998, Funds Distributor voluntarily waived fees of $81,411 for the Government Money Fund and $393,232 for the Money Fund.

5.   SERVICE PLANS

     The Company and the Trust have adopted a Service Plan (the "Plan") for the Class A shares of each Fund. Under the Plan, each Fund may pay banks and other institutions ("Service Organizations") for shareholder support services that they provide, at a rate of up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund's Class A shares.

     Under a separate Service Plan adopted by the Money Market Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"), those Funds may make payments to Service Organizations for shareholder support services and also may bear the costs connected with distribution and other services, at a rate of up to 0.10% (on an annualized basis) of the average daily net asset value of each Fund's Class A shares.

     For the six months ended June 30, 1998, the non-Money Market Funds paid the following shareholder service fees pursuant to the Plan, including fees paid to Harris Trust and Funds Distributor:

                   Short/Intermediate Fund ...............  $ 7,990
                   Bond Fund .............................    1,530
                   Intermediate Government Fund ..........    1,082
                   Intermediate Tax-Exempt Fund ..........      968
                   Tax-Exempt Fund .......................      855
                   Convertible Securities Fund ...........      280
                   Equity Fund ...........................   30,022
                   Equity Income Fund ....................    2,136
                   Growth Fund ...........................    4,570
                   Small-Cap Opportunity Fund ............    3,873
                   Small-Cap Value Fund ..................      560
                   Index Fund ............................   10,255
                   Balanced Fund .........................    1,722
                   International Fund ....................    2,170
                   Emerging Markets Fund .................      141

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

     For the six months ended June 30, 1998, shareholder service fees paid by the Money Market Funds under the Plan were $337,089, $858,573, and $284,824 and fees paid under the 12b-1 Plan were $101,619, $287,206, and $62,076 (net of voluntary waivers of $25,496, $36,921, and $44,789) for the Class A shares of the Government Money Fund, Money Fund, and Tax-Exempt Money Fund, respectively.

6.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 1998 and the net realized gains and losses on securities sold for the period then ended for each of the Funds for federal income tax purposes was not materially different from the amounts reported for financial reporting purposes.

     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments and U.S. government securities) during the six months ended June 30, 1998 were as follows:

                                               PURCHASES          SALES
                                              ------------     ------------
     Short/Intermediate Fund ...............  $ 84,654,764     $ 52,027,242
     Bond Fund .............................    45,025,250       28,768,025
     Intermediate Government Fund ..........    14,405,651        3,086,324
     Intermediate Tax-Exempt Fund ..........   103,306,639       97,641,206
     Tax-Exempt Fund .......................    78,839,759       76,926,127
     Convertible Securities Fund ...........    16,403,063       21,071,533
     Equity Fund ...........................   343,164,997      338,229,350
     Equity Income Fund ....................     8,042,803        4,249,803
     Growth Fund ...........................    33,979,495       21,997,995
     Small-Cap Opportunity Fund ............    90,693,831       65,117,444
     Small-Cap Value Fund ..................    44,760,993       36,700,303
     Index Fund ............................     6,505,337       17,720,856
     Balanced Fund .........................    18,388,919       26,869,260
     International Fund ....................    50,118,810       49,937,065
     Emerging Markets Fund .................     9,849,810        2,513,071

     Purchases and sales of U.S. government securities, excluding short-term securities, of the non-Money Market Funds during the six months ended June 30, 1998 were as follows:

                                               PURCHASES          SALES
                                              ------------     ------------
     Short/Intermediate Fund ...............  $58,117,763       $46,515,822
     Bond Fund .............................   51,290,366        39,953,712
     Intermediate Government Fund ..........   56,044,959        55,296,548
     Balanced Fund .........................   11,248,097        11,336,587

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

     At June 30, 1998, gross unrealized appreciation (depreciation) for each non-Money Market Fund was as follows:

                                                                  NET UNREALIZED
                                   UNREALIZED      UNREALIZED      APPRECIATION
                                  APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                  ------------   --------------   --------------
  Short/Intermediate Fund .......  $ 4,679,310    $ (2,608,922)    $ 2,070,388
  Bond Fund .....................    3,194,842      (1,103,037)      2,091,805
  Intermediate Government Fund ..    1,758,684        (347,745)      1,410,939
  Intermediate Tax-Exempt Fund ..    3,788,299        (139,881)      3,648,418
  Tax-Exempt Bond Fund ..........    7,064,317         (40,770)      7,023,547
  Convertible Securities Fund ...    7,649,973      (1,968,906)      5,681,067
  Equity Fund ...................  253,208,665     (18,757,102)    234,451,563
  Equity Income Fund ............   19,685,090        (750,374)     18,934,716
  Growth Fund ...................   51,856,271      (2,084,683)     49,771,588
  Small-Cap Opportunity Fund ....  102,202,665     (13,406,898)     88,795,767
  Small-Cap Value Fund ..........   22,058,308      (4,880,391)     17,177,917
  Index Fund ....................  145,758,330      (2,604,251)    143,154,079
  Balanced Fund .................    8,172,578      (1,100,643)      7,071,935
  International Fund ............   28,041,094     (44,419,346)    (16,378,252)
  Emerging Markets Fund .........      312,813      (7,309,059)     (6,996,246)

     At December 31, 1997, the Short/Intermediate Fund and the International Fund had available capital loss carryforwards of approximately $2,204,671 and $2,249,736, respectively, that may be used to offset future net capital gains through 2004 and 2005.

7.   NET ASSETS

     At June 30, 1998, net assets of each Fund consisted of:

                                                          GOVERNMENT                         TAX-EXEMPT
                                                          MONEY FUND       MONEY FUND        MONEY FUND
                                                         ------------    --------------     ------------
     Capital Stock at Par Value ........................ $    382,464    $    1,840,040     $    882,201
     Paid-in Capital ...................................  382,081,978     1,838,200,266      881,318,903
     Undistributed Net Investment Income ...............           --                --               --
     Amortized Market Discount .........................           --                --           11,570
     Accumulated Net Realized Gain/(Loss) ..............          (72)           (4,581)           2,098
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ..............           --                --               --
                                                         ------------    --------------     ------------
     Net Assets ........................................ $382,464,370    $1,840,035,725     $882,214,772
                                                         ============    ==============     ============

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

                                                              SHORT/                              INTERMEDIATE
                                                           INTERMEDIATE                            GOVERNMENT
                                                               FUND             BOND FUND             FUND
                                                           ------------       ------------        ------------
     Capital Stock or Beneficial Interest at
        Par Value .......................................  $     31,605       $     16,842        $      6,366
     Paid-in Capital ....................................   322,858,327        169,396,179         103,671,808
     Undistributed Net Investment Income ................            --                 --                  --
     Accumulated Net Realized Gain/(Loss) ...............    (1,384,183)         1,315,850             150,612
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ...............     2,070,388          2,091,805           1,410,939
                                                           ------------       ------------        ------------
     Net Assets .........................................  $323,576,137       $172,820,676        $105,239,725
                                                           ============       ============        ============

                                                            INTERMEDIATE                     CONVERTIBLE
                                                             TAX-EXEMPT       TAX-EXEMPT     SECURITIES        EQUITY
                                                                FUND             FUND           FUND            FUND
                                                            ------------      ----------     -----------     -----------
     Capital Stock or Beneficial Interest at
        Par Value .......................................   $     18,770     $     16,643    $     1,862    $     49,249
     Paid-in Capital ....................................    195,158,967      164,981,704     44,786,925     614,448,887
     Undistributed Net Investment Income ................             --               --         64,600         100,375
     Accumulated Net Realized Gain/(Loss) ...............      2,365,222        2,835,157      3,849,594     117,664,053
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ...............      3,648,418        7,023,547      5,681,067     234,451,563
                                                            ------------     ------------    -----------    ------------
     Net Assets .........................................   $201,191,377     $174,857,051    $54,384,048    $966,714,127
                                                            ============     ============    ===========    ============

                                                               EQUITY                         SMALL-CAP       SMALL-CAP
                                                               INCOME           GROWTH       OPPORTUNITY        VALUE
                                                                FUND             FUND           FUND            FUND
                                                            ------------      ----------     -----------     -----------
     Capital Stock or Beneficial Interest at
        Par Value .......................................   $     2,897     $      5,436    $     16,750    $      3,122
     Paid-in Capital ....................................    33,907,790       80,024,071     221,171,229      85,006,107
     Undistributed Net Investment Income ................        29,776           14,902        (550,462)        240,790
     Accumulated Net Realized Gain/(Loss) ...............     1,408,191       12,699,720       8,249,064       9,124,068
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ...............    18,934,716       49,771,588      88,795,767      17,177,917
                                                            -----------     ------------    ------------    ------------
     Net Assets .........................................   $54,283,370     $142,515,717    $317,682,348    $111,552,004
                                                            ===========     ============    ============    ============

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1998

                                                                                                               EMERGING
                                                                INDEX          BALANCED     INTERNATIONAL      MARKETS
                                                                FUND             FUND           FUND            FUND
                                                            ------------      ----------    -------------    -----------
     Capital Stock or Beneficial Interest at
        Par Value ........................................ $     12,491      $     4,327    $     13,817     $     2,716
     Paid-in Capital .....................................  186,328,445       56,365,791     201,865,873      25,305,313
     Undistributed Net Investment Income .................       31,451           41,225       1,752,823          90,135
     Accumulated Net Realized Gain/(Loss) ................   13,660,951        4,630,968       4,530,782        (647,788)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ................  143,154,079        7,071,935     (16,378,252)     (6,996,246)
                                                           ------------      -----------    ------------     -----------
     Net Assets .......................................... $343,187,417      $68,114,246    $191,785,043     $17,754,130
                                                           ============      ===========    ============     ===========

8.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Fund, Intermediate Tax-Exempt Fund and Tax-Exempt Bond Fund invest primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures. The Fixed Income Funds and the Money Market Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     Each of the  International  Fund and the  Emerging  Markets  Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9.   OTHER RELATED PARTY TRANSACTIONS

     During 1997, an affiliate of the Adviser purchased a security from the Money Market Fund at an amount $1,470,000 in excess of the security's fair value. The Money Market Fund recorded a realized loss on the sale and an offsetting capital contribution from the affiliate.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     HARRIS INSIGHT(REGISTRATION MARK) FUNDS

                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                            TELEPHONE: (800) 982-8782

INVESTMENT ADVISER, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale, Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND DISTRIBUTOR
Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad & Chestnut Streets
Philadelphia, Pennsylvania 19101

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
30 South 17th Street
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602

BOARD OF DIRECTORS AND BOARD OF TRUSTEES

C. GARY GERST
Chairman of the Board of Directors and Board of Trustees; Chairman Emeritus, LaSalle Partners, Ltd. (real estate investment management and consulting); and Director, Nonlinear Dynamics, Inc. and Evanston Northwestern Healthcare.

EDGAR R. FIEDLER
Senior Fellow and Economic Counsellor, The Conference Board; and Board Member, The Stanley Works, Scudder Institutional Funds, AARP Income Trust, Brazil Fund, Emerging Mexico Fund, Scudder Pathway Series, and PEG Capital Management.

JOHN W. MCCARTER, JR.
President and Chief Executive Officer, The Field Museum of Natural History (Chicago); Board Member, LaSalle Partners Funds, Inc.; Former Senior Vice President and Director, Booz-Allen & Hamilton, Inc. (consulting firm); and Board Member, W.W. Grainger,Inc., A.M. Castle, Inc., and Pittway Corp.

ERNEST M. ROTH
Consultant; Board Member, La Rabida Children's Hospital; Chairman, La Rabida Children's Foundation; and Retired Senior Vice President and Chief Financial Officer, Commonwealth Edison Company.

PAULA M. WOLFF
President, Governors State University; Chair, University of Chicago Hospitals; and Board Member, Ariel Capital Management.

OFFICERS

GEORGE A.RIO
President, Treasurer and
Chief Financial Officer

CHRISTOPHER J. KELLEY
Vice President and Secretary

MARY A. NELSON
Assistant Treasurer

THOMAS J. RYAN
Assistant Treasurer

JOSEPH T. GRAMLICH
Assistant Secretary

KAREN JACOPPO-WOOD
Assistant Secretary

ANDREA M. PASSARELLA
Assistant Secretary

KATHLEEN T.TUCKER
Assistant Secretary

SHARON A. VANDIVER
Assistant Secretary

           THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE
       SHAREHOLDERS OF THE HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR
           DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR
PRECEDED BY A PROSPECTUS OF THE HARRIS INSIGHT FUNDS. PLEASE READ THE PROSPECTUS
                   CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                               INVESTMENT ADVISER:
                          Harris Trust and Savings Bank

                           PORTFOLIO MANAGEMENT AGENT:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             Funds Distributor, Inc.



                                  HIF 1251 8/98